UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares U.S. Intermediate Credit bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2022

Date of reporting period: 10/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Annual Report

BlackRock FundsSM

• iShares U.S. Intermediate Credit Bond Index Fund

• iShares U.S. Intermediate Government Bond Index Fund

• iShares U.S. Long Credit Bond Index Fund

• iShares U.S. Long Government Bond Index Fund

• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund

Investment Objective

iShares U.S. Intermediate Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Bond Index.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (05/20/22)(a)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Annualized Expense Ratio

$ 1,000.00	$ 955.10	$ 0.00	$ 1,000.00	$ 1,025.21	$ 0.00	0.00%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/365 for actual expenses (to reflect the period since inception date of May 20, 2022 to October 31, 2022) and 184/365 for hypothetical expenses (to reflect the six month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	87.0%
Foreign Agency Obligations	12.4
Other*	0.6
(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

4	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares U.S. Intermediate Government Bond Index Fund

Investment Objective

iShares U.S. Intermediate Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Government Bond Index.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (05/20/22)(a)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Annualized Expense Ratio

$ 1,000.00	$ 958.20	$ 0.00	$ 1,000.00	$ 1,025.21	$ 0.00	0.00%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/365 for actual expenses (to reflect the period since inception date of May 20, 2022 to October 31, 2022) and 184/365 for hypothetical expenses (to reflect the six month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	97.7%
U.S. Government Sponsored Agency Securities	2.3
(a)	Excludes short-term securities.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	iShares U.S. Long Credit Bond Index Fund

Investment Objective

iShares U.S. Long Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Bond Index.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (05/20/22)(a)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Annualized Expense Ratio

$ 1,000.00	$ 871.60	$ 0.00	$ 1,000.00	$ 1,025.21	$ 0.00	0.00%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/365 for actual expenses (to reflect the period since inception date of May 20, 2022 to October 31, 2022) and 184/365 for hypothetical expenses (to reflect the six month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	89.1%
Municipal Bonds	5.6
Foreign Agency Obligations	5.3
Other*	—	(c)
(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

6	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares U.S. Long Government Bond Index Fund

Investment Objective

iShares U.S. Long Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Government Bond Index.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (05/20/22)(a)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Annualized Expense Ratio

$ 1,000.00	$ 829.40	$ 0.00	$ 1,000.00	$ 1,025.21	$ 0.00	0.00%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/365 for actual expenses (to reflect the period since inception date of May 20, 2022 to October 31, 2022) and 184/365 for hypothetical expenses (to reflect the six month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	98.8%
U.S. Government Sponsored Agency Securities	1.2
(a)	Excludes short-term securities.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022	iShares U.S. Securitized Bond Index Fund

Investment Objective

iShares U.S. Securitized Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (05/20/22)(a)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expense Paid During the Period(b)	Annualized Expense Ratio

$ 1,000.00	$ 922.90	$ 0.00	$ 1,000.00	$ 1,025.21	$ 0.00	0.00%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 162/365 for actual expenses (to reflect the period since inception date of May 20, 2022 to October 31, 2022) and 184/365 for hypothetical expenses (to reflect the six month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

U.S. Government Sponsored Agency Securities	95.6%
Non-Agency Mortgage-Backed Securities	3.3
Asset-Backed Securities	1.1
(a)	Excludes short-term securities and TBA sales commitments.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), each Fund’s investment adviser, and BlackRock Advisors, LLC (the “Administrator”), each Fund’s administrator, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 of the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	9

Schedule of Investments October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	$59	$57,792
4.75%, 03/30/30	829	752,676
2.40%, 03/01/31	185	139,232
Omnicom Group, Inc.
2.45%, 04/30/30	579	461,293
2.60%, 08/01/31(a)	317	248,355
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	413	387,708

		2,047,056

Aerospace & Defense — 1.8%
3M Co.
2.00%, 02/14/25	829	774,861
3.00%, 08/07/25(a)	163	154,419
2.88%, 10/15/27(a)	620	559,293
3.38%, 03/01/29	289	259,306
2.38%, 08/26/29(a)	816	671,856
Boeing Co.
1.43%, 02/04/24	1,123	1,065,845
4.88%, 05/01/25(a)	1,659	1,618,846
2.75%, 02/01/26(a)	829	747,637
2.20%, 02/04/26	2,073	1,831,899
3.10%, 05/01/26	829	748,560
2.70%, 02/01/27	150	130,064
2.80%, 03/01/27	129	111,787
5.04%, 05/01/27	759	731,560
3.25%, 02/01/28	400	346,585
3.20%, 03/01/29	359	299,101
2.95%, 02/01/30	470	376,507
5.15%, 05/01/30	1,689	1,560,609
3.63%, 02/01/31	509	422,595
Carlisle Cos., Inc., 2.75%, 03/01/30	311	250,486
Eaton Corp.
3.10%, 09/15/27	572	519,586
4.00%, 11/02/32	324	286,820
General Dynamics Corp.
3.25%, 04/01/25	413	396,797
3.50%, 05/15/25	829	803,003
1.15%, 06/01/26	362	315,663
2.13%, 08/15/26	413	371,130
3.75%, 05/15/28	413	385,307
3.63%, 04/01/30	450	408,975
2.25%, 06/01/31(a)	279	226,689
General Electric Co., Series A, 6.75%, 03/15/32	980	1,064,722
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	329	264,217
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	356,593
L3Harris Technologies, Inc.
3.83%, 04/27/25	413	396,687
4.40%, 06/15/28	163	152,387
2.90%, 12/15/29	579	481,856
1.80%, 01/15/31(a)	762	568,813
Lockheed Martin Corp.
4.95%, 10/15/25	40	40,033
3.55%, 01/15/26	931	895,292
5.10%, 11/15/27	70	70,137
3.90%, 06/15/32(a)	272	248,622
5.25%, 01/15/33	200	200,604

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25	$829	$790,321
3.25%, 01/15/28	809	731,260
4.40%, 05/01/30	829	779,886
Parker-Hannifin Corp.
3.65%, 06/15/24(a)	800	778,056
4.25%, 09/15/27	450	426,294
3.25%, 06/14/29	359	311,372
4.50%, 09/15/29	250	233,710
Raytheon Technologies Corp.
3.70%, 12/15/23	139	137,232
3.95%, 08/16/25	829	804,014
3.50%, 03/15/27	829	772,378
3.13%, 05/04/27	829	756,726
4.13%, 11/16/28	1,189	1,106,847
2.25%, 07/01/30	419	337,518
1.90%, 09/01/31	829	628,324
2.38%, 03/15/32	405	315,970
Teledyne Technologies, Inc., 2.75%, 04/01/31	829	647,720
Textron, Inc.
3.00%, 06/01/30	829	677,849
2.45%, 03/15/31	177	135,658
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	413	398,340
3.80%, 03/21/29	300	267,464

		32,152,688

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	829	795,116

Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	307	255,402
Series 2019-1, Class AA, 3.15%, 08/15/33	717	586,384
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	228	212,632
Southwest Airlines Co.
5.25%, 05/04/25	543	540,028
5.13%, 06/15/27	1,027	1,002,068
2.63%, 02/10/30	159	126,921
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29	1,176	1,134,783
Series A, Class A, 4.30%, 02/15/27	78	72,714
Series AA, Class AA, 3.10%, 01/07/30	304	261,970

		4,192,902

Auto Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	279,520
3.25%, 03/01/32(a)	488	389,255
BorgWarner, Inc., 2.65%, 07/01/27	749	651,721
General Motors Financial Co., Inc., 6.05%, 10/10/25	500	495,760
Lear Corp.
4.25%, 05/15/29	129	112,955
2.60%, 01/15/32	329	239,997
Magna International, Inc.
3.63%, 06/15/24	300	292,657
2.45%, 06/15/30	55	44,102

		2,505,967

Automobiles — 1.9%
Advance Auto Parts, Inc., 3.50%, 03/15/32	205	161,592

10	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp.
2.40%, 06/27/24	$829	$793,798
0.75%, 08/09/24	26	24,115
2.15%, 09/10/24	829	786,297
1.50%, 01/13/25	413	382,637
1.30%, 09/09/26	329	285,392
2.35%, 01/08/27	413	367,100
2.00%, 03/24/28	447	375,675
2.25%, 01/12/29(a)	413	343,986
AutoNation, Inc.
1.95%, 08/01/28	136	104,289
4.75%, 06/01/30	179	154,126
2.40%, 08/01/31	362	250,676
3.85%, 03/01/32	150	116,768
AutoZone, Inc., 4.75%, 08/01/32	300	278,844
Cummins, Inc., 0.75%, 09/01/25	413	367,267
General Motors Co.
4.00%, 04/01/25(a)	209	200,367
6.13%, 10/01/25	1,106	1,101,352
4.20%, 10/01/27(a)	829	756,609
6.80%, 10/01/27	496	502,542
5.40%, 10/15/29	65	60,248
5.60%, 10/15/32	100	90,757
General Motors Financial Co., Inc.
5.10%, 01/17/24	829	821,639
1.05%, 03/08/24	329	308,509
3.95%, 04/13/24	829	804,813
1.20%, 10/15/24	500	456,866
4.00%, 01/15/25	163	156,480
2.90%, 02/26/25	546	509,032
3.80%, 04/07/25(a)	700	661,596
2.75%, 06/20/25	811	746,200
4.30%, 07/13/25	829	788,005
5.25%, 03/01/26	476	461,246
1.50%, 06/10/26	829	697,401
4.35%, 01/17/27	413	380,048
2.35%, 02/26/27	829	701,659
5.00%, 04/09/27	800	756,064
2.70%, 08/20/27	829	698,550
2.40%, 04/10/28	416	336,908
2.40%, 10/15/28	802	632,023
5.65%, 01/17/29	163	153,782
3.60%, 06/21/30	457	372,996
2.70%, 06/10/31	588	437,528
3.10%, 01/12/32	350	266,377
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	562,921
2.53%, 03/10/27(a)	450	402,124
2.97%, 03/10/32(a)	637	527,248
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	496	578,312
PACCAR Financial Corp.
3.15%, 06/13/24	120	116,475
0.50%, 08/09/24	333	307,092
3.55%, 08/11/25	200	193,426
4.95%, 10/03/25	235	234,692
1.10%, 05/11/26	530	465,139
2.00%, 02/04/27(a)	225	199,862
Toyota Motor Corp.
0.68%, 03/25/24	413	388,899

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Corp. (continued)
2.36%, 07/02/24	$413	$395,864
1.34%, 03/25/26	413	364,516
2.76%, 07/02/29	120	103,861
2.36%, 03/25/31	413	337,151
Toyota Motor Credit Corp.
0.50%, 06/18/24	829	771,121
0.63%, 09/13/24(a)	745	688,855
4.40%, 09/20/24	500	495,453
2.00%, 10/07/24	189	178,371
1.45%, 01/13/25(a)	829	768,050
1.80%, 02/13/25	600	559,146
3.00%, 04/01/25(a)	500	475,949
3.95%, 06/30/25	165	160,757
0.80%, 10/16/25	900	794,030
1.13%, 06/18/26	390	338,890
1.90%, 01/13/27	829	726,049
3.05%, 03/22/27	829	759,005
4.55%, 09/20/27	500	486,347
1.90%, 04/06/28	311	262,918
3.65%, 01/08/29	179	164,061
4.45%, 06/29/29(a)	200	192,052
2.15%, 02/13/30(a)	413	337,650
3.38%, 04/01/30	829	736,080
1.90%, 09/12/31(a)	579	440,918

		33,165,443

Banks — 7.3%
Asian Infrastructure Investment Bank, 3.38%, 06/29/25(a)	1,500	1,448,176
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	600	524,531
Bank of Montreal
2.15%, 03/08/24	637	610,727
2.50%, 06/28/24	829	791,584
0.63%, 07/09/24	829	766,162
1.85%, 05/01/25	1,000	918,772
1.25%, 09/15/26	459	389,870
2.65%, 03/08/27(a)	637	564,769
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	659	483,485
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	413	354,110
Series E, 3.30%, 02/05/24	3,319	3,237,774
Series H, 4.25%, 09/14/24	600	587,126
Bank of NY Mellon Corp.(b)
(1 day SOFR + 1.80%), 5.80%, 10/25/28(a)	40	40,260
(1 day SOFR + 2.07%), 5.83%, 10/25/33	270	270,388
Barclays PLC(b)
(1 year CMT + 3.05%), 7.33%, 11/02/26	300	299,628
(1 year CMT + 3.30%), 7.39%, 11/02/28	500	497,571
(1 year CMT + 3.50%), 7.44%, 11/02/33	500	498,904
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	660	626,894
1.00%, 10/18/24(a)	829	760,878
3.30%, 04/07/25	1,000	950,292
0.95%, 10/23/25	596	522,475
1.25%, 06/22/26	259	221,393
3.60%, 04/07/32	400	330,187
Citibank NA, 3.65%, 01/23/24(a)	1,637	1,612,790
Citizens Bank NA/Providence RI
2.25%, 04/28/25	550	506,071
6.06%, 10/24/25	500	503,561

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Bank NA/Providence RI (continued)
3.75%, 02/18/26	$400	$374,592
(1 day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	331,029
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	175,060
2.50%, 02/06/30	279	215,766
(5 year CMT + 2.75%), 5.64%, 05/21/37(b)	200	180,226
Comerica, Inc., 4.00%, 02/01/29(a)	829	756,162
Cooperatieve Rabobank UA
1.38%, 01/10/25	261	239,704
3.75%, 07/21/26	1,637	1,488,769
Council Of Europe Development Bank, 3.00%, 06/16/25	800	769,252
Credit Suisse AG
3.70%, 02/21/25	250	228,672
2.95%, 04/09/25	261	233,594
Credit Suisse AG/New York, 5.00%, 07/09/27	1,000	899,346
Discover Bank
2.45%, 09/12/24	300	281,538
3.45%, 07/27/26	400	358,164
4.65%, 09/13/28	350	312,271
Fifth Third Bancorp
4.30%, 01/16/24	163	160,615
3.65%, 01/25/24	829	810,110
2.55%, 05/05/27	259	226,201
6.36%, 10/27/28	200	200,821
(1 day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	705,573
(1 day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	255,304
(1 day SOFR + 1.66%), 4.34%, 04/25/33(b)	279	241,930
(1 day SOFR + 2.13%), 4.77%, 07/28/30(b)	400	366,873
Fifth Third Bank NA
3.95%, 07/28/25	600	581,166
3.85%, 03/15/26	300	279,909
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	222,211
HSBC Holdings PLC, 8.11%, 11/03/33	500	499,155
Huntington Bancshares, Inc.
2.63%, 08/06/24	642	610,573
4.00%, 05/15/25	829	799,019
2.55%, 02/04/30	660	523,869
ING Groep NV
3.95%, 03/29/27(a)	1,000	910,640
4.55%, 10/02/28	478	430,565
4.05%, 04/09/29(a)	478	415,618
(1 day SOFR + 1.83%), 4.02%, 03/28/28(b)	2,489	2,238,563
KeyBank NA
4.15%, 08/08/25	800	772,560
3.40%, 05/20/26	450	414,551
6.95%, 02/01/28	550	562,247
3.90%, 04/13/29	261	225,069
4.90%, 08/08/32	300	265,874
KeyCorp.
2.25%, 04/06/27	163	139,671
2.55%, 10/01/29	413	332,545
(1 day SOFR + 1.25%), 3.88%, 05/23/25(b)	120	116,371
Manufacturers & Traders Trust Co., 2.90%, 02/06/25	300	284,965
Morgan Stanley
6.30%, 10/18/28	700	706,296
6.34%, 10/18/33	800	811,220
National Australia Bank Ltd.
3.50%, 06/09/25	300	288,264
2.50%, 07/12/26	597	542,561

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd. (continued)
3.91%, 06/09/27	$500	$471,671
National Bank of Canada, (1 day SOFR + 1.01%), 3.75%, 06/09/25(b)	600	578,429
Northern Trust Corp., 6.13%, 11/02/32	260	260,212
PNC Bank NA
2.50%, 08/27/24	261	248,781
2.95%, 02/23/25	500	476,515
3.88%, 04/10/25	500	479,770
3.10%, 10/25/27	800	722,992
4.05%, 07/26/28	900	816,771
PNC Financial Services Group, Inc.
3.50%, 01/23/24	409	400,889
3.90%, 04/29/24	1,659	1,623,379
2.20%, 11/01/24	225	212,146
1.15%, 08/13/26	829	711,220
3.45%, 04/23/29	559	490,375
2.55%, 01/22/30	829	671,214
(1 day SOFR + 0.98%), 2.31%, 04/23/32(b)	829	633,929
(1 day SOFR + 1.09%), 5.67%, 10/28/25(b)	400	400,405
Regions Financial Corp.
2.25%, 05/18/25	259	238,962
1.80%, 08/12/28	209	169,869
Royal Bank of Canada
2.55%, 07/16/24	829	790,705
0.65%, 07/29/24	309	285,076
0.75%, 10/07/24	374	342,303
5.66%, 10/25/24	1,000	1,001,846
2.25%, 11/01/24	1,243	1,167,865
3.38%, 04/14/25	231	221,442
0.88%, 01/20/26	1,659	1,432,448
4.65%, 01/27/26	579	558,807
1.20%, 04/27/26	619	534,028
1.15%, 07/14/26	829	707,806
1.40%, 11/02/26	324	275,193
2.05%, 01/21/27	413	360,610
3.63%, 05/04/27	231	213,095
6.00%, 11/01/27	200	201,159
3.88%, 05/04/32	700	604,784
Santander Holdings USA, Inc.
4.50%, 07/17/25	1,000	955,908
3.24%, 10/05/26	359	317,979
(1 day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	558,771
(1 day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	290,543
Santander U.K. Group Holdings PLC(b)
(1 day SOFR + 0.79%), 1.09%, 03/15/25	600	550,287
(1 day SOFR + 0.99%), 1.67%, 06/14/27	1,179	963,222
(1 day SOFR + 1.48%), 2.90%, 03/15/32	250	181,181
(1 year CMT + 1.25%), 1.53%, 08/21/26	478	406,923
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	339,535
SVB Financial Group
1.80%, 10/28/26	745	629,638
1.80%, 02/02/31	371	253,860
(1 day SOFR + 1.71%), 4.35%, 04/29/28(b)	694	636,386
(1 day SOFR + 1.97%), 4.57%, 04/29/33(a)(b)	194	163,015
Synchrony Bank
5.40%, 08/22/25	500	483,326
5.63%, 08/23/27	500	471,320
Toronto-Dominion Bank
0.55%, 03/04/24	1,243	1,165,406
2.35%, 03/08/24	637	612,372

12	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (continued)
2.65%, 06/12/24	$413	$395,700
0.70%, 09/10/24	911	835,787
1.25%, 12/13/24	829	759,818
1.45%, 01/10/25	413	379,818
3.77%, 06/06/25	400	383,850
0.75%, 01/06/26	1,493	1,288,106
1.20%, 06/03/26	493	424,790
1.25%, 09/10/26	911	775,762
1.95%, 01/12/27	413	358,061
2.80%, 03/10/27	637	568,021
4.11%, 06/08/27	400	374,659
2.00%, 09/10/31	911	675,447
2.45%, 01/12/32	413	313,389
3.20%, 03/10/32	637	517,343
4.46%, 06/08/32	260	233,659
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b)	413	370,875
Truist Bank
2.15%, 12/06/24	261	244,245
2.25%, 03/11/30	261	202,993
(5 year CMT + 1.15%), 2.64%, 09/17/29(b)	261	241,621
Truist Financial Corp.
3.75%, 12/06/23	1,659	1,636,340
2.50%, 08/01/24	1,659	1,580,860
2.85%, 10/26/24	413	394,221
4.00%, 05/01/25	1,000	968,846
5.90%, 10/28/26	400	400,019
1.13%, 08/03/27	745	603,927
1.95%, 06/05/30	1,659	1,275,463
6.12%, 10/28/33(a)	500	501,151
(1 day SOFR + 0.86%), 1.89%, 06/07/29(b)	829	668,607
(1 day SOFR + 1.37%), 4.12%, 06/06/28(a)(b)	255	235,869
(1 day SOFR + 2.24%), 4.92%, 07/28/33(b)	400	356,223
U.S. Bancorp
2.40%, 07/30/24	829	792,245
1.45%, 05/12/25	1,300	1,187,918
3.10%, 04/27/26	800	741,765
5.73%, 10/21/26	600	601,664
3.90%, 04/26/28	1,659	1,545,112
1.38%, 07/22/30	509	375,509
(1 day SOFR + 0.73%), 2.22%, 01/27/28(b)	413	360,540
(1 day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	324,054
(1 day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,102,750
(1 day SOFR + 2.11%), 4.97%, 07/22/33(b)	175	159,358
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	579	424,263
Series V, 2.38%, 07/22/26(a)	413	374,250
Series X, 3.15%, 04/27/27	520	477,884
Wells Fargo & Co.
4.48%, 01/16/24(a)	163	161,478
3.75%, 01/24/24	1,659	1,629,062
3.30%, 09/09/24	620	598,914
3.00%, 02/19/25	1,038	980,354
3.55%, 09/29/25	829	785,086
3.00%, 04/22/26	1,450	1,326,958
4.10%, 06/03/26	925	874,890
3.00%, 10/23/26	1,450	1,312,137
4.30%, 07/22/27	1,243	1,162,641
4.15%, 01/24/29	829	754,493
(1 day SOFR + 0.51%), 0.81%, 05/19/25(b)	558	516,406
(1 day SOFR + 1.09%), 2.41%, 10/30/25(b)	829	772,117

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(1 day SOFR + 1.26%), 2.57%, 02/11/31(b)	$1,243	$990,552
(1 day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,268,148
(1 day SOFR + 1.50%), 3.35%, 03/02/33(b)	1,413	1,139,085
(1 day SOFR + 1.51%), 3.53%, 03/24/28(b)	1,777	1,600,107
(1 day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,000	961,976
(1 day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,463,222
(1 day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,081,934
(1 day SOFR + 2.10%), 2.39%, 06/02/28(b)	745	636,372
(1 day SOFR + 2.10%), 4.90%, 07/25/33(b)	1,530	1,399,866
(1 day SOFR + 4.03%), 4.48%, 04/04/31(b)	959	867,651
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,243	1,141,661
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,106	1,001,973
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,243	1,118,843
(3 mo. SOFR + 1.43%), 2.88%, 10/30/30(b)	1,659	1,361,148
Westpac Banking Corp.
1.02%, 11/18/24	416	383,478
2.35%, 02/19/25	413	388,364
2.85%, 05/13/26(a)	413	382,047
1.15%, 06/03/26	829	719,158
2.70%, 08/19/26	300	273,788
3.35%, 03/08/27	700	647,712
3.40%, 01/25/28(a)	413	378,391
1.95%, 11/20/28	829	686,447
2.65%, 01/16/30	657	552,168
2.15%, 06/03/31	360	285,119
(1 year CMT + 2.68%), 5.41%, 08/10/33(b)	550	478,323
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	945,821
(5 year CMT + 1.53%), 3.02%, 11/18/36(b)	374	264,589
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	413	292,572
(5 year CMT + 2.00%), 4.11%, 07/24/34(b)	200	165,310
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(b)	620	556,587
Zions Bancorp NA, 3.25%, 10/29/29	261	209,077

		129,336,607

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	1,866	1,787,196
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	829	783,288
4.75%, 01/23/29	1,703	1,656,535
3.50%, 06/01/30(a)	703	628,364
Coca-Cola Co.
1.75%, 09/06/24	339	322,470
3.38%, 03/25/27	400	379,827
2.90%, 05/25/27(a)	163	150,368
1.45%, 06/01/27	1,000	868,330
1.50%, 03/05/28	829	700,223
1.00%, 03/15/28(a)	500	411,409
2.13%, 09/06/29	829	696,692
3.45%, 03/25/30	413	373,793
1.65%, 06/01/30	600	475,872
2.00%, 03/05/31	762	613,205
1.38%, 03/15/31	500	380,515
2.25%, 01/05/32	709	572,544
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	655	548,276
1.85%, 09/01/32	482	343,666
Constellation Brands, Inc.
3.60%, 05/09/24	279	272,978

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands, Inc. (continued)
4.75%, 12/01/25	$129	$127,185
3.70%, 12/06/26	620	578,309
3.50%, 05/09/27	179	164,308
3.15%, 08/01/29(a)	829	709,198
2.88%, 05/01/30	229	189,380
2.25%, 08/01/31	334	255,757
Diageo Capital PLC
5.20%, 10/24/25	200	200,664
3.88%, 05/18/28	478	447,706
2.38%, 10/24/29	216	179,019
2.00%, 04/29/30	478	379,955
2.13%, 04/29/32	478	365,602
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24	333	313,712
4.60%, 05/25/28	450	429,649
3.95%, 04/15/29	300	272,164
3.20%, 05/01/30	413	349,756
2.25%, 03/15/31	413	319,016
4.05%, 04/15/32(a)	329	288,072
Molson Coors Beverage Co., 3.00%, 07/15/26	695	633,113
PepsiCo, Inc.
3.60%, 03/01/24	163	160,911
2.25%, 03/19/25	540	508,718
2.75%, 04/30/25	829	788,467
3.50%, 07/17/25	163	157,247
2.85%, 02/24/26	413	388,541
2.38%, 10/06/26	829	758,807
3.00%, 10/15/27	413	381,169
3.60%, 02/18/28(a)	95	89,403
2.63%, 07/29/29	829	717,573
2.75%, 03/19/30	509	439,741
1.63%, 05/01/30	496	394,440
1.40%, 02/25/31	244	187,316
1.95%, 10/21/31	816	646,465
3.90%, 07/18/32	135	125,012

		23,911,926

Biotechnology — 0.8%
Amgen, Inc.
3.63%, 05/22/24	163	159,868
3.13%, 05/01/25(a)	620	592,633
2.60%, 08/19/26	591	539,779
2.20%, 02/21/27	650	577,058
3.20%, 11/02/27	359	328,656
1.65%, 08/15/28	800	656,682
3.00%, 02/22/29	300	261,924
4.05%, 08/18/29	600	553,854
2.45%, 02/21/30	550	453,293
2.30%, 02/25/31	550	440,264
2.00%, 01/15/32(a)	460	349,961
3.35%, 02/22/32	342	290,776
4.20%, 03/01/33	600	540,341
Baxalta, Inc., 4.00%, 06/23/25	308	298,430
Biogen, Inc.
4.05%, 09/15/25	492	473,283
2.25%, 05/01/30	657	516,681
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	313	260,462
Gilead Sciences, Inc.
3.70%, 04/01/24(a)	700	687,086
3.50%, 02/01/25	970	936,319

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued)
3.65%, 03/01/26	$1,098	$1,039,606
2.95%, 03/01/27	413	375,380
1.20%, 10/01/27	293	241,034
1.65%, 10/01/30	877	676,395
Illumina, Inc., 2.55%, 03/23/31	195	148,811
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	504,762
Royalty Pharma PLC
1.20%, 09/02/25	829	731,212
1.75%, 09/02/27	343	282,701
2.20%, 09/02/30	359	272,154
2.15%, 09/02/31	286	208,633

		13,398,038

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	476	442,972
2.49%, 02/15/27	142	124,982
2.72%, 02/15/30	723	594,475
Eagle Materials, Inc., 2.50%, 07/01/31	313	229,774
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25	179	171,418
3.25%, 09/15/29	413	338,703
4.00%, 03/25/32(a)	413	338,166
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	325	249,392
2.00%, 09/16/31	579	433,774
4.90%, 12/01/32(a)	185	173,518
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	148,584
2.40%, 07/15/31(a)	107	82,004
Series CB, 2.50%, 03/15/30	179	142,414
Masco Corp.
1.50%, 02/15/28	300	240,378
2.00%, 10/01/30	109	81,092
2.00%, 02/15/31(a)	413	305,038
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	184,652
Owens Corning
4.20%, 12/01/24	163	158,086
3.88%, 06/01/30	225	194,709
Vulcan Materials Co., 3.90%, 04/01/27	129	120,586

		4,754,717

Building Products — 0.7%
Allegion PLC, 3.50%, 10/01/29	413	345,688
Home Depot, Inc.
2.70%, 04/15/25	159	151,213
3.35%, 09/15/25	993	952,064
3.00%, 04/01/26	550	516,965
2.13%, 09/15/26	413	372,642
2.50%, 04/15/27	660	596,340
2.88%, 04/15/27	231	212,252
2.80%, 09/14/27(a)	413	375,612
0.90%, 03/15/28	558	452,123
1.50%, 09/15/28(a)	413	340,730
3.90%, 12/06/28	362	341,960
2.95%, 06/15/29(a)	488	431,019
2.70%, 04/15/30	225	190,943
1.38%, 03/15/31	475	356,361
1.88%, 09/15/31	413	318,306
3.25%, 04/15/32	734	633,398

14	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
4.50%, 09/15/32	$50	$47,385
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	808,536
3.38%, 09/15/25	413	392,272
2.50%, 04/15/26	791	723,304
3.35%, 04/01/27(a)	350	323,718
3.10%, 05/03/27	550	501,872
1.30%, 04/15/28	699	565,785
1.70%, 09/15/28(a)	458	374,520
3.65%, 04/05/29	413	371,294
4.50%, 04/15/30	829	772,165
1.70%, 10/15/30	371	279,805
2.63%, 04/01/31	829	663,732
3.75%, 04/01/32(a)	617	532,598

		12,944,602

Capital Markets — 4.1%
Ameriprise Financial, Inc.
3.70%, 10/15/24	179	173,713
2.88%, 09/15/26	413	379,056
4.50%, 05/13/32(a)	313	289,821
Ares Capital Corp.
4.20%, 06/10/24	413	397,318
4.25%, 03/01/25	250	234,354
3.25%, 07/15/25(a)	724	653,166
3.88%, 01/15/26	829	743,233
2.88%, 06/15/27	179	147,117
2.88%, 06/15/28	852	665,340
3.20%, 11/15/31	413	289,137
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	105,379
Bank of New York Mellon Corp.
0.50%, 04/26/24	130	121,432
2.10%, 10/24/24	1,563	1,476,558
1.60%, 04/24/25	509	466,079
3.35%, 04/25/25	572	550,295
1.05%, 10/15/26	829	705,027
2.05%, 01/26/27	829	728,913
3.25%, 05/16/27	620	573,051
3.85%, 04/28/28	343	318,252
1.65%, 07/14/28	225	182,627
3.85%, 04/26/29	572	514,088
3.30%, 08/23/29	829	716,791
1.80%, 07/28/31(a)	829	621,338
2.50%, 01/26/32	413	320,275
(1 day SOFR + 0.57%), 3.43%, 06/13/25(b)	100	97,005
(1 day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	93,166
(1 day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,121,816
(1 day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	89,509
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	409	373,729
Series G, 3.00%, 02/24/25	27	25,759
Series J, 0.85%, 10/25/24	829	762,962
Blackstone Private Credit Fund
2.35%, 11/22/24	200	182,959
2.70%, 01/15/25	130	118,762
4.70%, 03/24/25(a)	413	397,149
2.63%, 12/15/26	225	184,685
3.25%, 03/15/27	394	326,883
4.00%, 01/15/29	243	197,813

Security	Par (000)	Value

Capital Markets (continued)
Blackstone Secured Lending Fund
2.75%, 09/16/26	$300	$257,303
2.85%, 09/30/28	240	183,280
Brookfield Asset Management, Inc., 4.00%, 01/15/25	166	160,932
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	399	291,104
Brookfield Finance, Inc.
4.00%, 04/01/24	97	94,991
4.25%, 06/02/26	179	169,855
3.90%, 01/25/28	869	778,062
4.35%, 04/15/30	413	364,164
2.72%, 04/15/31	193	149,341
Charles Schwab Corp.
0.75%, 03/18/24	829	781,901
3.63%, 04/01/25	179	173,505
3.85%, 05/21/25	829	804,857
0.90%, 03/11/26	501	433,191
1.15%, 05/13/26	409	354,186
2.45%, 03/03/27	1,243	1,108,985
3.20%, 01/25/28	829	751,006
2.00%, 03/20/28	660	562,798
3.25%, 05/22/29	130	114,937
2.75%, 10/01/29	179	151,517
4.63%, 03/22/30(a)	179	169,842
1.65%, 03/11/31	413	306,113
2.30%, 05/13/31	829	649,019
2.90%, 03/03/32	660	535,816
CI Financial Corp., 3.20%, 12/17/30	496	358,844
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	294,388
FS KKR Capital Corp.
4.63%, 07/15/24	413	396,546
1.65%, 10/12/24	413	374,192
4.13%, 02/01/25	26	24,312
3.40%, 01/15/26	829	729,847
2.63%, 01/15/27	329	265,045
3.25%, 07/15/27	413	338,412
3.13%, 10/12/28(a)	213	163,130
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	108,199
2.05%, 02/15/27	145	116,175
Invesco Finance PLC, 4.00%, 01/30/24	163	160,238
Jefferies Group LLC, 2.75%, 10/15/32	459	317,532
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	829	778,088
4.15%, 01/23/30	329	278,923
2.63%, 10/15/31	329	233,988
Kreditanstalt fuer Wiederaufbau
2.63%, 02/28/24	829	807,753
0.25%, 03/08/24	2,489	2,346,942
1.38%, 08/05/24	2,489	2,353,200
0.50%, 09/20/24	2,000	1,853,100
2.50%, 11/20/24	1,659	1,590,677
2.00%, 05/02/25	1,659	1,558,887
3.13%, 06/10/25	3,000	2,895,066
0.38%, 07/18/25	3,319	2,967,062
0.63%, 01/22/26	1,659	1,466,442
3.00%, 05/20/27	2,000	1,887,921
2.88%, 04/03/28	1,150	1,067,429
1.75%, 09/14/29	1,243	1,056,465

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Kreditanstalt fuer Wiederaufbau (continued) 0.75%, 09/30/30	$789	$603,917
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	783,968
2.38%, 06/10/25	1,659	1,568,508
0.88%, 09/03/30	1,659	1,281,834
Series 40, 0.50%, 05/27/25	1,659	1,495,680
Lazard Group LLC, 4.38%, 03/11/29	179	160,195
Main Street Capital Corp., 3.00%, 07/14/26	130	110,318
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	829	773,914
Nomura Holdings, Inc.
2.65%, 01/16/25	585	547,583
5.10%, 07/03/25	400	391,578
1.85%, 07/16/25	600	539,444
1.65%, 07/14/26	500	424,779
2.33%, 01/22/27(a)	478	407,779
5.39%, 07/06/27	400	384,282
2.17%, 07/14/28	400	316,557
2.71%, 01/22/29	478	383,949
5.61%, 07/06/29	400	375,301
3.10%, 01/16/30	635	500,441
2.68%, 07/16/30	310	233,261
2.61%, 07/14/31	450	326,439
Northern Trust Corp.
3.95%, 10/30/25	300	291,276
4.00%, 05/10/27(a)	483	462,255
3.65%, 08/03/28(a)	163	150,370
3.15%, 05/03/29	413	363,677
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	773,492
0.38%, 09/17/25	700	620,878
0.50%, 02/02/26	600	526,231
Owl Rock Capital Corp.
4.00%, 03/30/25	286	265,711
3.75%, 07/22/25	198	180,898
3.40%, 07/15/26(a)	829	706,415
2.63%, 01/15/27	225	180,133
2.88%, 06/11/28	274	206,707
Owl Rock Capital Corp. III, 3.13%, 04/13/27	130	104,889
OWL Rock Core Income Corp.
5.50%, 03/21/25	200	188,597
7.75%, 09/16/27(c)	300	292,441
Prospect Capital Corp.
3.36%, 11/15/26	393	318,249
3.44%, 10/15/28	225	164,050
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	413	393,074
State Street Corp.
3.30%, 12/16/24	333	320,705
2.65%, 05/19/26	829	768,433
2.40%, 01/24/30(a)	225	183,718
(1 day SOFR + 0.56%), 1.68%, 11/18/27(b)	745	644,607
(1 day SOFR + 0.73%), 2.20%, 02/07/28(a)(b)	279	242,003
(1 day SOFR + 0.94%), 2.35%, 11/01/25(b)	351	329,869
(1 day SOFR + 1.00%), 2.62%, 02/07/33(b)	123	95,718
(1 day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	105,560

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp. (continued)
(1 day SOFR + 2.60%), 2.90%, 03/30/26(b)	$829	$779,043
(1 day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	699,592

		73,448,383

Chemicals — 1.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/25	483	438,154
1.85%, 05/15/27(a)	342	298,258
2.05%, 05/15/30	355	286,652
Cabot Corp.
4.00%, 07/01/29	93	80,678
5.00%, 06/30/32	100	89,265
Celanese U.S. Holdings LLC
5.90%, 07/05/24	1,000	982,647
6.05%, 03/15/25	500	486,224
1.40%, 08/05/26	130	104,809
6.17%, 07/15/27	500	471,744
6.33%, 07/15/29	410	381,386
6.38%, 07/15/32(a)	420	382,151
Dow Chemical Co.
4.80%, 11/30/28	475	451,396
6.30%, 03/15/33(a)	100	99,563
DuPont de Nemours, Inc.
4.21%, 11/15/23	959	948,473
4.49%, 11/15/25	750	734,694
4.73%, 11/15/28	1,243	1,188,747
Eastman Chemical Co.
3.80%, 03/15/25	869	832,032
4.50%, 12/01/28	179	162,852
Ecolab, Inc.
3.25%, 12/01/27	179	164,443
4.80%, 03/24/30(a)	413	399,688
1.30%, 01/30/31	660	492,318
2.13%, 02/01/32(a)	829	647,210
EI du Pont de Nemours & Co.
1.70%, 07/15/25	660	604,322
2.30%, 07/15/30	660	532,383
Emerson Electric Co.
1.80%, 10/15/27	400	342,586
2.00%, 12/21/28	413	344,025
2.20%, 12/21/31	225	176,811
FMC Corp.
3.20%, 10/01/26	100	91,471
3.45%, 10/01/29	55	46,792
Huntsman International LLC
4.50%, 05/01/29	300	261,297
2.95%, 06/15/31	120	89,687
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	413	374,538
Linde, Inc.
2.65%, 02/05/25	107	101,540
3.20%, 01/30/26	163	154,757
1.10%, 08/10/30	745	557,967
LYB International Finance III LLC
1.25%, 10/01/25	136	119,100
2.25%, 10/01/30(a)	558	425,913
Mosaic Co.
4.25%, 11/15/23	829	819,268
4.05%, 11/15/27	829	767,163

16	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.00%, 04/01/25	$163	$154,179
4.00%, 12/15/26	163	153,598
4.20%, 04/01/29	300	274,798
2.95%, 05/13/30	179	148,026
PPG Industries, Inc.
2.40%, 08/15/24	129	123,209
1.20%, 03/15/26	346	299,707
2.80%, 08/15/29	129	108,727
RPM International, Inc., 2.95%, 01/15/32	159	121,774
Sherwin-Williams Co.
4.25%, 08/08/25	150	145,925
3.95%, 01/15/26	413	396,208
3.45%, 06/01/27	563	517,205
2.95%, 08/15/29	512	433,851
2.20%, 03/15/32	211	158,855
Westlake Corp.
3.60%, 08/15/26	413	380,294
3.38%, 06/15/30(a)	225	187,723

		19,537,083

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26(a)	620	559,789
3.85%, 03/30/27	413	374,781
4.70%, 04/01/29	179	164,738
1.90%, 06/01/31	159	113,394
4.90%, 03/15/33	215	191,043
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	178,719

		1,582,464

Communications Equipment — 0.2%
Cisco Systems, Inc.
3.63%, 03/04/24	829	816,509
2.95%, 02/28/26	293	276,727
2.50%, 09/20/26(a)	829	765,287
Juniper Networks, Inc., 3.75%, 08/15/29	413	354,132
Motorola Solutions, Inc.
4.60%, 02/23/28	413	386,965
4.60%, 05/23/29	799	734,519
2.30%, 11/15/30	694	519,248

		3,853,387

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32(a)	225	165,451

Consumer Discretionary — 0.1%
BAT Capital Corp., 7.75%, 10/19/32	40	40,896
Cintas Corp. No. 2
3.45%, 05/01/25	159	153,317
3.70%, 04/01/27	413	389,363
GXO Logistics, Inc.
1.65%, 07/15/26	129	107,080
2.65%, 07/15/31	413	294,491
Quanta Services, Inc.
2.90%, 10/01/30	343	270,739
2.35%, 01/15/32	150	108,270
RELX Capital, Inc., 4.00%, 03/18/29	400	363,423

		1,727,579

Security	Par (000)	Value

Consumer Finance — 2.2%
American Express Co.
0.75%, 11/03/23	$413	$395,702
3.40%, 02/22/24	439	428,247
3.38%, 05/03/24	123	119,298
2.50%, 07/30/24	541	514,259
3.00%, 10/30/24	829	791,709
3.63%, 12/05/24	225	217,115
2.25%, 03/04/25(a)	209	194,057
3.95%, 08/01/25	1,000	960,585
3.13%, 05/20/26	2,489	2,302,859
1.65%, 11/04/26	829	713,696
2.55%, 03/04/27	433	380,446
3.30%, 05/03/27	413	374,109
4.05%, 05/03/29	399	362,432
(1 day SOFR + 1.76%), 4.42%, 08/03/33(b)	400	354,298
(1 day SOFR + 2.26%), 4.99%, 05/26/33(b)	300	272,181
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	24,405
Automatic Data Processing, Inc.
1.70%, 05/15/28	480	408,081
1.25%, 09/01/30	409	312,316
Block Financial LLC
2.50%, 07/15/28	421	345,533
3.88%, 08/15/30(a)	229	192,338
Capital One Financial Corp.
3.90%, 01/29/24	829	812,528
3.75%, 04/24/24	163	158,575
3.30%, 10/30/24	829	790,305
3.20%, 02/05/25	163	154,098
4.25%, 04/30/25	309	297,480
4.20%, 10/29/25	279	264,742
3.75%, 07/28/26	150	137,124
3.75%, 03/09/27	413	376,526
3.65%, 05/11/27	409	369,926
3.80%, 01/31/28	829	740,708
(1 day SOFR + 0.69%), 1.34%, 12/06/24(b)	1,000	947,345
(1 day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	689,542
(1 day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	301,137
(1 day SOFR + 1.29%), 2.64%, 03/03/26(b)	362	331,867
(1 day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	570,242
(1 day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	461,227
(1 day SOFR + 2.06%), 4.93%, 05/10/28(b)	620	575,632
(1 day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	720,611
(1 day SOFR + 2.60%), 5.25%, 07/26/30(b)	300	274,871
Discover Financial Services
3.95%, 11/06/24	288	277,561
4.50%, 01/30/26	400	374,989
4.10%, 02/09/27(a)	400	362,484
Equifax, Inc.
2.60%, 12/01/24	829	782,742
2.35%, 09/15/31	829	613,152
Global Payments, Inc.
2.65%, 02/15/25	600	556,716
1.20%, 03/01/26	400	341,268
4.80%, 04/01/26	413	396,588
2.15%, 01/15/27	404	344,781
4.95%, 08/15/27	25	23,754
3.20%, 08/15/29	563	467,962
5.30%, 08/15/29	70	65,932
2.90%, 05/15/30(a)	404	321,493
2.90%, 11/15/31	321	244,973

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc. (continued)
5.40%, 08/15/32	$35	$32,306
Mastercard, Inc.
3.38%, 04/01/24	163	159,934
2.00%, 03/03/25	294	276,108
3.30%, 03/26/27	653	611,723
3.50%, 02/26/28	179	166,692
2.95%, 06/01/29	393	347,807
3.35%, 03/26/30	686	616,682
1.90%, 03/15/31(a)	425	336,606
2.00%, 11/18/31	274	215,349
Moody’s Corp.
4.88%, 02/15/24	413	410,812
3.75%, 03/24/25	300	290,160
3.25%, 01/15/28	620	555,175
4.25%, 02/01/29	129	120,117
2.00%, 08/19/31(a)	222	167,823
PayPal Holdings, Inc.
2.40%, 10/01/24(a)	970	924,255
1.65%, 06/01/25	362	332,132
2.65%, 10/01/26	829	755,567
2.85%, 10/01/29	506	430,305
2.30%, 06/01/30	384	309,566
4.40%, 06/01/32	430	395,022
S&P Global, Inc.
2.45%, 03/01/27(c)	700	627,119
4.75%, 08/01/28(c)	829	803,613
2.70%, 03/01/29(a)(c)	130	111,711
4.25%, 05/01/29(c)	829	773,221
2.50%, 12/01/29	239	199,124
1.25%, 08/15/30	355	263,847
Synchrony Financial
4.88%, 06/13/25	35	33,627
4.50%, 07/23/25	123	116,522
3.70%, 08/04/26	200	179,682
3.95%, 12/01/27	229	196,928
5.15%, 03/19/29	413	370,311
2.88%, 10/28/31(a)	736	517,424
Visa, Inc.
3.15%, 12/14/25	1,544	1,471,511
1.90%, 04/15/27	559	493,523
2.75%, 09/15/27(a)	303	274,418
2.05%, 04/15/30	829	683,047
1.10%, 02/15/31	360	268,916
Western Union Co.
1.35%, 03/15/26	745	637,794
2.75%, 03/15/31	95	68,925

		39,357,951

Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	301,036
2.63%, 06/19/30	205	160,354
2.69%, 05/25/31	213	163,617
Avery Dennison Corp., 2.25%, 02/15/32(a)	413	303,261
Berry Global, Inc.
1.57%, 01/15/26	829	718,527
1.65%, 01/15/27	413	340,328
Fiber Bidco SPA, 5.50%, 01/17/27(a)	829	791,695
Georgia-Pacific LLC, 8.88%, 05/15/31	433	515,577

Security	Par (000)	Value

Containers & Packaging (continued)
Packaging Corp. of America, 3.00%, 12/15/29	$130	$108,360
Sonoco Products Co.
1.80%, 02/01/25	159	146,800
2.25%, 02/01/27	88	77,103
3.13%, 05/01/30	227	187,408
2.85%, 02/01/32	179	139,507
Suzano Austria GmbH
6.00%, 01/15/29	878	833,332
3.75%, 01/15/31	409	325,411
3.13%, 01/15/32	400	295,000
WestRock MWV LLC, 8.20%, 01/15/30	26	28,565
WRKCo, Inc.
4.65%, 03/15/26	320	309,821
3.38%, 09/15/27(a)	413	369,491
4.00%, 03/15/28	829	756,191
4.90%, 03/15/29	829	778,482

		7,649,866

Diversified — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	300	273,275

Diversified Financial Services — 18.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24	655	642,885
2.88%, 08/14/24	289	270,793
1.65%, 10/29/24	1,214	1,101,870
3.50%, 01/15/25	300	281,500
6.50%, 07/15/25(a)	655	644,773
1.75%, 01/30/26	655	557,756
2.45%, 10/29/26	1,464	1,236,876
3.65%, 07/21/27	655	569,576
3.00%, 10/29/28	1,423	1,149,600
3.30%, 01/30/32	1,500	1,125,827
Series 3NC1, 1.75%, 10/29/24	400	362,485
Air Lease Corp.
4.25%, 02/01/24	413	404,608
0.80%, 08/18/24	350	318,703
4.25%, 09/15/24	163	158,556
2.30%, 02/01/25	308	281,542
3.25%, 03/01/25	259	241,322
3.38%, 07/01/25(a)	829	767,328
2.88%, 01/15/26(a)	829	736,935
1.88%, 08/15/26	550	461,225
3.63%, 04/01/27	1,000	878,426
3.63%, 12/01/27	130	111,580
2.10%, 09/01/28	413	318,316
3.25%, 10/01/29	413	330,876
3.00%, 02/01/30(a)	329	255,975
3.13%, 12/01/30	309	239,628
Aircastle Ltd.
4.13%, 05/01/24	179	170,588
4.25%, 06/15/26	413	364,512
Ally Financial, Inc.
3.88%, 05/21/24	293	282,947
5.13%, 09/30/24	308	303,426
4.63%, 03/30/25	193	185,681
5.80%, 05/01/25(a)	293	293,020
4.75%, 06/09/27(a)	500	456,994
2.20%, 11/02/28	285	217,331
8.00%, 11/01/31	929	952,793

18	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co., 5.85%, 11/05/27	$190	$189,863
Banco Santander SA
3.89%, 05/24/24	400	387,825
2.71%, 06/27/24	400	379,710
2.75%, 05/28/25	600	544,232
5.15%, 08/18/25(a)	1,000	961,097
1.85%, 03/25/26	1,600	1,365,425
4.25%, 04/11/27	1,000	902,773
4.38%, 04/12/28	400	349,607
3.31%, 06/27/29	200	167,122
3.49%, 05/28/30	200	157,874
2.75%, 12/03/30	800	553,822
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	2,200	1,795,580
(1 year CMT + 1.60%), 3.23%, 11/22/32(b)	600	411,482
Bank of America Corp.
4.13%, 01/22/24	1,659	1,639,331
4.00%, 04/01/24	413	406,997
4.20%, 08/26/24	1,450	1,417,937
4.00%, 01/22/25	620	597,550
3.88%, 08/01/25	716	691,017
4.45%, 03/03/26	1,111	1,065,747
3.50%, 04/19/26	534	498,598
4.25%, 10/22/26	1,069	1,009,761
3.25%, 10/21/27	1,139	1,016,466
(1 day SOFR + 0.65%), 1.53%, 12/06/25(b)	829	755,015
(1 day SOFR + 0.67%), 1.84%, 02/04/25(b)	496	469,952
(1 day SOFR + 0.69%), 0.98%, 04/22/25(b)	829	769,383
(1 day SOFR + 0.91%), 0.98%, 09/25/25(b)	700	636,255
(1 day SOFR + 0.96%), 1.73%, 07/22/27(b)	2,368	2,024,964
(1 day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	790,625
(1 day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	785,633
(1 day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,659	1,342,474
(1 day SOFR + 1.11%), 3.84%, 04/25/25(b)	1,792	1,733,964
(1 day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,244,006
(1 day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,379,118
(1 day SOFR + 1.32%), 2.69%, 04/22/32(b)	1,859	1,436,734
(1 day SOFR + 1.33%), 3.38%, 04/02/26(b)	994	933,802
(1 day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,718,863
(1 day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,033,861
(1 day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,659	1,230,571
(1 day SOFR + 1.75%), 4.83%, 07/22/26(b)	240	233,722
(1 day SOFR + 1.83%), 4.57%, 04/27/33(b)	1,807	1,601,348
(1 day SOFR + 2.04%), 4.95%, 07/22/28(b)	255	243,226
(1 day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,000	789,543
(1 day SOFR + 2.16%), 5.02%, 07/22/33(b)	1,180	1,082,133
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,160	1,061,081
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	1,659	1,563,650
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	317	295,791
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	829	799,403
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	1,453	1,141,576
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	2,451	2,163,642
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	829	763,331
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	829	745,548
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	829	784,597
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	1,214	1,015,611
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	829	675,041
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	1,249	1,104,598
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,201	1,090,007
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	413	370,901
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	829	749,954
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	1,659	1,514,530

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	$829	$592,385
(5 year CMT + 2.00%), 3.85%, 03/08/37(b)	800	640,955
Series L, 3.95%, 04/21/25	1,037	992,361
Series L, 4.18%, 11/25/27	829	759,359
Series N, (1 day SOFR + 0.91%), 1.66%, 03/11/27(b)	1,409	1,217,897
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,087,324
Bank of Nova Scotia
3.40%, 02/11/24	829	811,047
0.65%, 07/31/24	348	320,405
1.45%, 01/10/25	413	377,999
2.20%, 02/03/25	459	427,055
3.45%, 04/11/25	1,172	1,116,812
4.50%, 12/16/25	163	156,451
1.35%, 06/24/26	259	223,412
2.70%, 08/03/26	413	371,897
1.30%, 09/15/26	1,160	987,878
1.95%, 02/02/27(a)	829	716,044
2.15%, 08/01/31	829	614,465
2.45%, 02/02/32	829	620,842
Barclays PLC
4.38%, 01/12/26	1,310	1,216,149
5.20%, 05/12/26	1,178	1,077,670
4.34%, 01/10/28	700	613,413
4.84%, 05/09/28	478	405,122
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	478	395,494
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	934,243
(1 year CMT + 1.30%), 2.89%, 11/24/32(b)	500	354,028
(1 year CMT + 2.30%), 5.30%, 08/09/26(b)	200	190,394
(1 year CMT + 2.65%), 5.50%, 08/09/28(b)	700	646,151
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	3,319	3,160,758
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	748,420
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	478	401,792
(5 year CMT + 2.90%), 3.56%, 09/23/35(b)	478	337,033
Cboe Global Markets, Inc.
1.63%, 12/15/30	159	118,734
3.00%, 03/16/32	579	468,849
Citigroup, Inc.
3.88%, 03/26/25	413	394,899
3.30%, 04/27/25	100	94,888
4.40%, 06/10/25	1,813	1,755,261
5.50%, 09/13/25	829	821,731
3.70%, 01/12/26	829	779,341
4.60%, 03/09/26	620	594,234
3.40%, 05/01/26(a)	413	382,573
3.20%, 10/21/26	1,173	1,068,204
4.30%, 11/20/26	97	91,370
4.45%, 09/29/27	1,489	1,382,041
4.13%, 07/25/28	620	558,190
6.63%, 06/15/32	526	532,371
(1 day SOFR + 0.53%), 1.28%, 11/03/25(b)	366	331,654
(1 day SOFR + 0.67%), 0.98%, 05/01/25(b)	572	528,046
(1 day SOFR + 0.69%), 0.78%, 10/30/24(b)	747	706,258
(1 day SOFR + 0.69%), 2.01%, 01/25/26(b)	1,190	1,087,169
(1 day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	828,081
(1 day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,059	897,080
(1 day SOFR + 1.15%), 2.67%, 01/29/31(b)	829	659,295
(1 day SOFR + 1.17%), 2.56%, 05/01/32(b)	998	760,444
(1 day SOFR + 1.28%), 3.07%, 02/24/28(b)	829	730,855

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(1 day SOFR + 1.35%), 3.06%, 01/25/33(b)	$1,243	$968,353
(1 day SOFR + 1.42%), 2.98%, 11/05/30(b)	829	676,268
(1 day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	535,762
(1 day SOFR + 1.55%), 5.61%, 09/29/26(b)	840	828,871
(1 day SOFR + 1.89%), 4.66%, 05/24/28(a)(b)	1,700	1,603,672
(1 day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,465,911
(1 day SOFR + 2.11%), 2.57%, 06/03/31(b)	1,243	972,007
(1 day SOFR + 2.84%), 3.11%, 04/08/26(b)	1,160	1,082,760
(1 day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,775,811
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	1,069	1,026,479
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	859	761,721
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(b)	600	540,383
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	973	857,294
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	829	743,595
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	829	758,925
Clorox Co., 3.10%, 10/01/27	413	373,427
CME Group, Inc.
3.00%, 03/15/25	286	273,239
3.75%, 06/15/28	179	167,593
2.65%, 03/15/32	321	258,254
Credit Suisse Group AG
3.75%, 03/26/25	1,637	1,466,793
4.55%, 04/17/26	1,474	1,292,971
Deutsche Bank AG
3.70%, 05/30/24	140	135,225
4.10%, 01/13/26	288	271,518
(1 day SOFR + 1.13%), 1.45%, 04/01/25(b)	1,200	1,093,939
(1 day SOFR + 1.22%), 2.31%, 11/16/27(b)	667	532,401
(1 day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,079,154
(1 day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	320,035
(1 day SOFR + 1.87%), 2.13%, 11/24/26(b)	919	772,665
(1 day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	646,741
(1 day SOFR + 2.58%), 3.96%, 11/26/25(b)	1,181	1,090,107
(1 day SOFR + 3.04%), 3.55%, 09/18/31(b)	559	416,014
(1 day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	476,545
Goldman Sachs Group, Inc.
3.63%, 02/20/24	829	810,506
4.00%, 03/03/24	2,841	2,788,993
3.00%, 03/15/24	525	507,555
3.85%, 07/08/24	413	403,771
3.50%, 01/23/25	1,012	966,883
3.50%, 04/01/25	1,588	1,504,585
3.75%, 05/22/25	916	872,253
4.25%, 10/21/25(a)	869	831,590
3.75%, 02/25/26	313	294,089
3.50%, 11/16/26	1,659	1,521,360
5.95%, 01/15/27	163	164,440
3.85%, 01/26/27	1,659	1,537,589
2.60%, 02/07/30	809	643,377
3.80%, 03/15/30	1,006	867,103
(1 day SOFR + 0.73%), 1.76%, 01/24/25(b)	1,243	1,174,672
(1 day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,223	1,046,301
(1 day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,392,246
(1 day SOFR + 0.91%), 1.95%, 10/21/27(b)	1,367	1,161,445
(1 day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	882,902
(1 day SOFR + 1.11%), 2.64%, 02/24/28(b)	943	815,057
(1 day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,623	1,207,763
(1 day SOFR + 1.26%), 2.65%, 10/21/32(b)	831	629,129
(1 day SOFR + 1.28%), 2.62%, 04/22/32(b)	1,518	1,157,874
(1 day SOFR + 1.41%), 3.10%, 02/24/33(b)	1,894	1,483,363

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(1 day SOFR + 1.51%), 4.39%, 06/15/27(b)	$620	$582,709
(1 day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,000	928,681
(1 day SOFR + 1.85%), 3.62%, 03/15/28(b)	470	423,702
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	1,659	1,471,974
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	829	786,308
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	829	749,990
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	1,023	918,908
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	762,573
Hercules Capital, Inc., 3.38%, 01/20/27	130	107,637
HSBC Holdings PLC
4.30%, 03/08/26(a)	478	449,814
3.90%, 05/25/26	2,489	2,272,736
4.38%, 11/23/26	1,310	1,189,545
4.95%, 03/31/30	886	793,215
(1 day SOFR + 0.58%), 1.16%, 11/22/24(b)	530	497,382
(1 day SOFR + 0.71%), 0.98%, 05/24/25(b)	500	454,069
(1 day SOFR + 1.10%), 2.25%, 11/22/27(b)	818	672,559
(1 day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,621,949
(1 day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	605,988
(1 day SOFR + 1.40%), 2.63%, 11/07/25(b)	478	436,841
(1 day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	929,371
(1 day SOFR + 1.54%), 1.65%, 04/18/26(b)	1,140	995,873
(1 day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	375,652
(1 day SOFR + 2.11%), 4.76%, 06/09/28(b)	500	451,803
(1 day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	972,831
(1 day SOFR + 2.53%), 4.76%, 03/29/33(b)	535	427,732
(1 day SOFR + 2.61%), 5.21%, 08/11/28(a)(b)	900	824,076
(1 day SOFR + 2.87%), 5.40%, 08/11/33(b)	500	433,495
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	1,878	1,794,199
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(a)(b)	2,489	2,294,757
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	2,489	2,161,422
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	989	866,075
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	489	403,084
7.34%, 11/03/26(b)	1,500	1,500,000
7.39%, 11/03/28(b)	705	705,000
Intercontinental Exchange, Inc.
3.65%, 05/23/25(a)	243	235,117
3.75%, 12/01/25	923	886,711
4.00%, 09/15/27	1,145	1,085,410
4.35%, 06/15/29	953	902,339
2.10%, 06/15/30	637	503,498
JPMorgan Chase & Co.
3.88%, 02/01/24	609	601,551
3.63%, 05/13/24	829	812,071
3.88%, 09/10/24	1,077	1,049,109
3.13%, 01/23/25	1,036	991,766
3.90%, 07/15/25	1,866	1,802,044
3.30%, 04/01/26	413	385,402
3.20%, 06/15/26	829	767,451
2.95%, 10/01/26	1,239	1,132,388
7.63%, 10/15/26(a)	413	445,367
4.13%, 12/15/26	163	154,401
4.25%, 10/01/27	413	387,931
3.63%, 12/01/27	829	748,948
(1 day SOFR + 0.49%), 0.77%, 08/09/25(b)	829	756,533
(1 day SOFR + 0.54%), 0.82%, 06/01/25(b)	1,081	995,758
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	829	756,015
(1 day SOFR + 0.77%), 1.47%, 09/22/27(b)	829	696,457
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	225	193,512

20	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1 day SOFR + 0.92%), 2.60%, 02/24/26(b)	$572	$529,923
(1 day SOFR + 0.98%), 3.85%, 06/14/25(b)	200	193,789
(1 day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	937,523
(1 day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,215,198
(1 day SOFR + 1.16%), 2.30%, 10/15/25(b)	413	385,213
(1 day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	469,894
(1 day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	938,790
(1 day SOFR + 1.25%), 2.58%, 04/22/32(b)	1,000	768,893
(1 day SOFR + 1.26%), 2.96%, 01/25/33(b)	1,957	1,528,884
(1 day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,103,376
(1 day SOFR + 1.51%), 2.74%, 10/15/30(b)	1,539	1,241,633
(1 day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,137,582
(1 day SOFR + 1.75%), 4.57%, 06/14/30(b)	200	183,192
(1 day SOFR + 1.80%), 4.59%, 04/26/33(b)	198	176,328
(1 day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,294,488
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	2,852,009
(1 day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,044,923
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	1,400	1,273,881
(1 day SOFR + 2.52%), 2.96%, 05/13/31(b)	1,659	1,305,191
(1 day SOFR + 2.58%), 5.72%, 09/14/33(b)	1,200	1,118,649
(1 day SOFR + 3.79%), 4.49%, 03/24/31(b)	1,659	1,499,166
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	829	731,749
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(b)	1,659	1,627,667
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	919	828,346
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	1,659	1,602,563
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	829	721,564
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	973	880,423
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	1,023	933,018
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	1,659	1,515,571
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	1,450	1,304,054
(3 mo. SOFR + 0.58%), 0.97%, 06/23/25(b)	829	762,216
(3 mo. SOFR + 1.11%), 1.76%, 11/19/31(b)	829	603,247
(3 mo. SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	982,039
Kimberly-Clark Corp.
2.75%, 02/15/26	413	385,124
2.00%, 11/02/31	225	175,672
Lloyds Banking Group PLC
4.50%, 11/04/24	1,310	1,259,640
4.45%, 05/08/25	600	575,071
4.65%, 03/24/26	1,200	1,102,857
4.38%, 03/22/28	478	425,204
4.55%, 08/16/28	1,310	1,168,899
(1 year CMT + 0.85%), 1.63%, 05/11/27(b)	800	669,434
(1 year CMT + 1.60%), 3.51%, 03/18/26(b)	235	217,460
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	478	420,954
(1 year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	500	427,795
(1 year CMT + 3.50%), 3.87%, 07/09/25(b)	478	455,530
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(a)(b)	500	426,652
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	478	455,195
3.85%, 03/01/26(a)	1,000	941,101
3.29%, 07/25/27(a)	829	742,527
3.96%, 03/02/28	829	756,687
3.74%, 03/07/29	1,659	1,457,743
2.56%, 02/25/30	1,310	1,032,212
2.05%, 07/17/30	1,310	977,013
(1 year CMT + 0.55%), 0.95%, 07/19/25(b)	1,883	1,728,268
(1 year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,266,830
(1 year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	955,189
(1 year CMT + 1.55%), 5.06%, 09/12/25(b)	480	473,025

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1 year CMT + 1.70%), 4.79%, 07/18/25(b)	$1,500	$1,471,385
(1 year CMT + 1.90%), 5.35%, 09/13/28(b)	455	438,716
(1 year CMT + 1.95%), 5.02%, 07/20/28(b)	500	475,141
(1 year CMT + 2.13%), 5.13%, 07/20/33(b)	500	453,862
(1 year CMT + 2.13%), 5.47%, 09/13/33(b)	450	420,033
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	711,243
3.17%, 09/11/27	478	417,440
2.56%, 09/13/31	1,310	939,136
(1 day SOFR + 1.36%), 2.56%, 09/13/25(b)	236	220,860
(1 day SOFR + 1.77%), 2.20%, 07/10/31(b)	478	351,621
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,100,756
(1 year CMT + 2.05%), 5.41%, 09/13/28(b)	400	385,671
(1 year CMT + 2.40%), 5.67%, 09/13/33(b)	300	280,805
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(b)	478	390,707
(3 mo. LIBOR US + 1.27%), 4.25%, 09/11/29(b)	600	533,057
Morgan Stanley
3.70%, 10/23/24	1,243	1,205,182
4.00%, 07/23/25	1,662	1,597,367
5.00%, 11/24/25	1,036	1,033,592
3.88%, 01/27/26	1,450	1,371,933
3.13%, 07/27/26	413	376,897
4.35%, 09/08/26	1,243	1,183,565
3.63%, 01/20/27	1,659	1,528,478
3.95%, 04/23/27	163	150,401
7.25%, 04/01/32	400	429,599
(1 day SOFR + 0.51%), 0.79%, 01/22/25(b)	413	385,512
(1 day SOFR + 0.53%), 0.79%, 05/30/25(b)	1,212	1,110,469
(1 day SOFR + 0.56%), 1.16%, 10/21/25(b)	989	896,269
(1 day SOFR + 0.72%), 0.99%, 12/10/26(b)	1,493	1,277,644
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,343,081
(1 day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,059	906,245
(1 day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	626,530
(1 day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,020,794
(1 day SOFR + 1.02%), 1.93%, 04/28/32(b)	972	704,665
(1 day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,184,106
(1 day SOFR + 1.14%), 2.70%, 01/22/31(b)	1,659	1,328,442
(1 day SOFR + 1.15%), 2.72%, 07/22/25(b)	500	471,915
(1 day SOFR + 1.16%), 3.62%, 04/17/25(b)	852	823,024
(1 day SOFR + 1.18%), 2.24%, 07/21/32(b)	913	673,014
(1 day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,364	1,026,941
(1 day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,294,521
(1 day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,731	1,225,518
(1 day SOFR + 1.61%), 4.21%, 04/20/28(b)	454	420,357
(1 day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,662,654
(1 day SOFR + 1.99%), 2.19%, 04/28/26(b)	1,196	1,091,507
(1 day SOFR + 2.08%), 4.89%, 07/20/33(b)	115	104,680
(1 day SOFR + 2.62%), 5.30%, 04/20/37(a)(b)	546	484,205
(1 day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,008,422
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	1,189	1,061,215
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	1,866	1,672,450
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	620	565,752
Series F, 3.88%, 04/29/24	163	159,638
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25(b)	550	496,084
Nasdaq, Inc.
3.85%, 06/30/26	496	472,221
1.65%, 01/15/31	243	179,065
NatWest Group PLC
4.80%, 04/05/26	478	450,481

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
NatWest Group PLC (continued)
(1 year CMT + 0.90%), 1.64%, 06/14/27(b)	$1,100	$913,933
(1 year CMT + 2.27%), 5.52%, 09/30/28(b)	525	489,537
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	728	648,541
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)	478	460,882
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	408,048
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	478	425,779
(5 year CMT + 2.10%), 3.75%, 11/01/29(b)	1,725	1,574,608
ORIX Corp.
5.00%, 09/13/27	200	193,282
2.25%, 03/09/31	413	311,120
4.00%, 04/13/32	313	266,776
5.20%, 09/13/32	200	185,722
Rexford Industrial Realty LP
2.13%, 12/01/30	329	246,279
2.15%, 09/01/31	366	268,672
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	1,310	1,232,422
2.35%, 01/15/25	1,310	1,219,446
1.47%, 07/08/25	1,310	1,169,331
3.78%, 03/09/26	2,489	2,345,727
2.63%, 07/14/26	829	742,654
1.40%, 09/17/26	982	831,273
3.01%, 10/19/26(a)	163	146,935
3.36%, 07/12/27	829	744,845
3.35%, 10/18/27	413	367,474
3.54%, 01/17/28	309	276,692
1.90%, 09/17/28	982	779,129
3.04%, 07/16/29	440	363,253
3.20%, 09/17/29	413	339,193
2.72%, 09/27/29	478	383,706
2.13%, 07/08/30	1,310	982,767
1.71%, 01/12/31	235	167,358
2.22%, 09/17/31(a)	400	292,827

		323,988,496

Diversified Telecommunication Services — 1.7%
AT&T, Inc.
0.90%, 03/25/24	1,659	1,566,457
1.70%, 03/25/26	2,654	2,340,569
4.25%, 03/01/27	2,000	1,909,777
2.30%, 06/01/27(a)	900	784,933
1.65%, 02/01/28	3,000	2,475,362
4.10%, 02/15/28	650	608,132
4.35%, 03/01/29	1,000	929,498
4.30%, 02/15/30	1,000	911,753
2.75%, 06/01/31	1,159	927,254
British Telecommunications PLC
5.13%, 12/04/28	478	438,156
9.63%, 12/15/30	1,076	1,227,569
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,299	1,486,441
Telefonica Emisiones SA, 4.10%, 03/08/27	655	599,692
Telefonica Europe BV, 8.25%, 09/15/30	225	243,680
Verizon Communications, Inc.
0.75%, 03/22/24(a)	276	260,609
3.50%, 11/01/24(a)	163	158,129
3.38%, 02/15/25	539	520,286
0.85%, 11/20/25(a)	551	484,010
1.45%, 03/20/26	583	513,341
2.63%, 08/15/26	745	677,557

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.13%, 03/16/27	$1,331	$1,265,542
2.10%, 03/22/28	1,170	983,250
4.33%, 09/21/28(a)	1,795	1,682,754
3.88%, 02/08/29	409	371,760
4.02%, 12/03/29	1,589	1,432,158
3.15%, 03/22/30	829	700,474
1.50%, 09/18/30	450	334,147
1.68%, 10/30/30	459	341,725
1.75%, 01/20/31	889	659,362
2.55%, 03/21/31	1,738	1,373,408
2.36%, 03/15/32	1,856	1,405,968

		29,613,753

Education — 0.0%
Yale University, Series 2020, 1.48%, 04/15/30	98	76,491

Electric Utilities — 4.5%
AEP Texas, Inc.
3.95%, 06/01/28	413	374,097
4.70%, 05/15/32(a)	130	118,335
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	380,643
AES Corp.
1.38%, 01/15/26	829	715,969
2.45%, 01/15/31	413	311,441
Alabama Power Co.
3.75%, 09/01/27	300	281,830
3.94%, 09/01/32	300	268,173
Series 20-A, 1.45%, 09/15/30	179	135,162
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	457,790
Ameren Corp.
2.50%, 09/15/24	525	497,267
1.95%, 03/15/27	637	546,697
3.50%, 01/15/31(a)	829	703,787
Ameren Illinois Co., 3.85%, 09/01/32	200	177,842
American Electric Power
5.75%, 11/01/27	400	398,940
5.95%, 11/01/32	200	198,634
American Electric Power Co., Inc.
2.03%, 03/15/24	313	298,805
2.30%, 03/01/30	225	177,264
Series J, 4.30%, 12/01/28	413	382,656
Series N, 1.00%, 11/01/25	413	362,663
Appalachian Power Co., Series BB, 4.50%, 08/01/32	200	178,651
Arizona Public Service Co.
3.15%, 05/15/25	163	153,904
2.60%, 08/15/29	413	336,936
2.20%, 12/15/31	129	95,121
Avangrid, Inc., 3.20%, 04/15/25	300	282,013
Baltimore Gas & Electric Co.
2.40%, 08/15/26	129	116,661
2.25%, 06/15/31	239	188,486
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	413	410,103
3.50%, 02/01/25	28	27,121
4.05%, 04/15/25(a)	409	400,475
3.25%, 04/15/28	413	373,267
3.70%, 07/15/30	413	370,675
1.65%, 05/15/31	699	522,841
Black Hills Corp.
3.95%, 01/15/26	130	123,948

22	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Black Hills Corp. (continued)
3.05%, 10/15/29	$342	$281,498
CenterPoint Energy, Inc.
2.50%, 09/01/24	350	330,480
1.45%, 06/01/26	156	135,629
2.95%, 03/01/30	129	107,248
2.65%, 06/01/31	670	530,701
Cleco Corporate Holdings LLC
3.74%, 05/01/26	413	382,504
3.38%, 09/15/29	413	338,121
CMS Energy Corp.
3.45%, 08/15/27	129	116,478
(5 year CMT + 4.12%), 4.75%, 06/01/50(b)	200	165,824
Commonwealth Edison Co.
2.55%, 06/15/26	163	149,518
3.70%, 08/15/28(a)	413	378,676
Connecticut Light & Power Co.
Series A, 3.20%, 03/15/27	413	380,435
Series A, 2.05%, 07/01/31	660	515,074
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	381,609
2.40%, 06/15/31(a)	829	653,026
Series 20A, 3.35%, 04/01/30	193	167,182
Series D, 4.00%, 12/01/28(a)	413	384,884
Constellation Energy Generation LLC, 3.25%, 06/01/25	350	331,856
Consumers Energy Co., 3.60%, 08/15/32	255	224,108
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31(a)	130	101,519
Dominion Energy, Inc.
3.07%, 08/15/24(d)	413	394,093
3.90%, 10/01/25	259	248,296
Series A, 1.45%, 04/15/26	130	113,515
Series A, 4.35%, 08/15/32(a)	500	450,665
Series C, 3.38%, 04/01/30	493	423,154
Series C, 2.25%, 08/15/31	388	299,643
DTE Electric Co.
3.65%, 03/15/24	129	126,367
Series A, 1.90%, 04/01/28(a)	413	347,177
Series A, 3.00%, 03/01/32	279	231,395
DTE Energy Co.
4.22%, 11/01/24(d)	200	195,278
2.95%, 03/01/30	79	65,631
Series C, 2.53%, 10/01/24(d)	229	216,865
Series C, 3.40%, 06/15/29	581	501,034
Series F, 1.05%, 06/01/25	741	661,584
Duke Energy Carolinas LLC
2.45%, 08/15/29	400	335,067
2.45%, 02/01/30(a)	329	271,701
2.55%, 04/15/31	225	182,161
2.85%, 03/15/32	458	374,273
Series A, 6.00%, 12/01/28	413	424,252
Duke Energy Corp.
3.75%, 04/15/24	413	405,209
0.90%, 09/15/25	222	195,822
2.65%, 09/01/26	413	373,451
3.15%, 08/15/27	413	371,500
4.30%, 03/15/28	180	169,194
2.45%, 06/01/30	306	243,908
2.55%, 06/15/31(a)	829	649,675

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp. (continued)
4.50%, 08/15/32	$200	$180,271
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	516	361,266
Duke Energy Florida LLC
2.50%, 12/01/29	286	237,655
1.75%, 06/15/30	388	298,851
2.40%, 12/15/31	679	532,057
Duke Energy Progress LLC
3.70%, 09/01/28(a)	300	277,308
3.45%, 03/15/29	413	370,419
2.00%, 08/15/31	26	19,855
3.40%, 04/01/32	313	267,993
Edison International
3.55%, 11/15/24(a)	113	108,347
4.70%, 08/15/25	300	289,667
5.75%, 06/15/27(a)	201	196,032
4.13%, 03/15/28	179	159,195
Emera U.S. Finance LP
0.83%, 06/15/24	416	383,487
3.55%, 06/15/26	240	221,426
2.64%, 06/15/31	145	111,193
Entergy Corp.
0.90%, 09/15/25	549	480,853
2.95%, 09/01/26(a)	829	753,539
1.90%, 06/15/28(a)	329	268,352
2.80%, 06/15/30	231	185,511
2.40%, 06/15/31	496	375,353
Entergy Louisiana LLC
5.59%, 10/01/24(a)	500	503,156
5.40%, 11/01/24	139	139,532
1.60%, 12/15/30	243	180,702
Entergy Mississippi LLC, 2.85%, 06/01/28	413	356,953
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	262,032
Evergy Metro, Inc., 3.65%, 08/15/25	97	93,249
Evergy, Inc.
2.45%, 09/15/24	413	389,233
2.90%, 09/15/29	413	341,071
Eversource Energy
2.90%, 03/01/27	313	280,390
2.55%, 03/15/31(a)	413	326,500
3.38%, 03/01/32	313	260,800
Series H, 3.15%, 01/15/25	59	56,108
Series L, 2.90%, 10/01/24	500	477,412
Series M, 3.30%, 01/15/28	143	128,143
Series O, 4.25%, 04/01/29(a)	193	177,768
Series Q, 0.80%, 08/15/25	660	580,842
Series U, 1.40%, 08/15/26	413	355,465
Exelon Corp.
3.95%, 06/15/25	620	597,021
3.40%, 04/15/26	620	578,455
2.75%, 03/15/27(a)(c)	97	86,720
4.05%, 04/15/30	829	743,747
Florida Power & Light Co.
2.85%, 04/01/25	557	528,752
3.13%, 12/01/25	413	390,408
2.45%, 02/03/32	519	417,751
Fortis, Inc., 3.06%, 10/04/26(a)	829	747,189
Georgia Power Co.
4.70%, 05/15/32	430	403,806
Series A, 2.20%, 09/15/24	129	121,497

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Georgia Power Co. (continued)
Series B, 2.65%, 09/15/29	$229	$189,920
Interstate Power & Light Co.
3.25%, 12/01/24	163	156,319
4.10%, 09/26/28	225	210,696
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	153,870
ITC Holdings Corp., 3.25%, 06/30/26	129	118,369
MidAmerican Energy Co., 3.65%, 04/15/29	413	376,876
Mississippi Power Co., 3.95%, 03/30/28	300	272,603
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23	159	156,167
2.85%, 01/27/25	163	155,279
1.88%, 02/07/25	413	384,904
3.45%, 06/15/25	130	124,561
5.45%, 10/30/25	100	100,454
1.00%, 06/15/26	600	519,460
3.40%, 02/07/28	259	236,724
2.40%, 03/15/30	686	556,118
2.75%, 04/15/32	413	331,224
4.02%, 11/01/32	600	531,561
4.15%, 12/15/32	200	179,518
5.80%, 01/15/33	100	101,207
Series D, 1.00%, 10/18/24	620	570,264
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	266,914
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	300	295,239
4.26%, 09/01/24	1,100	1,078,585
4.45%, 06/20/25	300	293,854
1.88%, 01/15/27	736	635,647
3.55%, 05/01/27	829	763,181
4.63%, 07/15/27	1,000	961,393
1.90%, 06/15/28	566	467,311
3.50%, 04/01/29	1,000	883,348
2.75%, 11/01/29	159	133,222
2.25%, 06/01/30	658	522,310
2.44%, 01/15/32	399	307,851
5.00%, 07/15/32	670	636,626
Northern States Power Co., 2.25%, 04/01/31	100	80,503
Ohio Power Co., Series Q, 1.63%, 01/15/31	359	266,034
Oklahoma Gas and Electric Co., 3.25%, 04/01/30	79	67,567
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	421,208
3.70%, 11/15/28	293	268,761
2.75%, 05/15/30	829	696,833
4.55%, 09/15/32(c)	145	136,728
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	484,617
3.45%, 07/01/25	800	743,510
3.15%, 01/01/26	659	593,666
5.45%, 06/15/27	500	471,461
2.10%, 08/01/27	483	397,148
3.30%, 12/01/27	655	555,492
3.00%, 06/15/28	516	424,572
4.20%, 03/01/29	620	537,960
4.55%, 07/01/30	1,059	927,537
2.50%, 02/01/31	1,243	928,780
4.40%, 03/01/32	143	119,679
5.90%, 06/15/32	350	325,682
Potomac Electric Power Co., 3.60%, 03/15/24	163	159,817

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Colorado
3.70%, 06/15/28	$129	$118,913
Series 35, 1.90%, 01/15/31	660	515,903
Series 38, 4.10%, 06/01/32	150	136,781
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31(a)	413	318,706
Public Service Electric & Gas Co.
3.20%, 05/15/29	413	365,916
2.45%, 01/15/30	329	273,763
1.90%, 08/15/31	679	521,092
Public Service Enterprise Group, Inc.
0.84%, 11/08/23	259	246,695
2.88%, 06/15/24	829	796,851
0.80%, 08/15/25	209	183,374
Puget Energy, Inc.
3.65%, 05/15/25	163	153,699
2.38%, 06/15/28	329	271,787
4.10%, 06/15/30	413	359,829
4.22%, 03/15/32	279	238,010
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	413	316,433
Sempra Energy
3.30%, 04/01/25	610	577,559
3.40%, 02/01/28	359	320,650
3.70%, 04/01/29	159	140,168
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	413	310,782
Sierra Pacific Power Co., 2.60%, 05/01/26	136	124,816
Southern California Edison Co.
6.65%, 04/01/29	300	300,399
2.85%, 08/01/29	184	154,050
2.25%, 06/01/30	179	140,737
2.75%, 02/01/32(a)	413	325,021
Series C, 4.20%, 06/01/25	276	269,257
Series D, 4.70%, 06/01/27	300	289,630
Series E, 3.70%, 08/01/25	309	296,595
Series G, 2.50%, 06/01/31	149	116,594
Series K, 0.98%, 08/01/24	350	324,237
Southern Co.
4.48%, 08/01/24(d)	350	344,174
5.15%, 10/06/25	200	199,083
3.25%, 07/01/26	413	381,681
5.11%, 08/01/27	500	486,438
Series A, 3.70%, 04/30/30	450	392,712
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	829	720,807
Southern Power Co., 4.15%, 12/01/25	650	631,893
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	179	163,734
Tampa Electric Co., 3.88%, 07/12/24	65	63,325
Tucson Electric Power Co., 1.50%, 08/01/30	116	86,295
Union Electric Co.
2.95%, 06/15/27	129	116,811
2.15%, 03/15/32	179	136,634
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	413	323,875
2.40%, 03/30/32	130	101,939
Series A, 3.15%, 01/15/26	458	428,293
Series A, 3.50%, 03/15/27	620	577,341
Series A, 3.80%, 04/01/28	413	384,469
Series A, 2.88%, 07/15/29	55	47,232

24	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric & Power Co. (continued)
Series B, 3.75%, 05/15/27	$400	$375,160
WEC Energy Group, Inc.
5.00%, 09/27/25	260	258,978
5.15%, 10/01/27	500	492,085
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	132,138
4.75%, 09/30/32	305	290,053
Wisconsin Power and Light Co.
3.00%, 07/01/29	129	111,376
1.95%, 09/16/31	194	147,740
3.95%, 09/01/32	400	353,753
Xcel Energy, Inc.
3.30%, 06/01/25	218	206,858
3.35%, 12/01/26	413	380,313
1.75%, 03/15/27	413	354,655
4.00%, 06/15/28(a)	229	213,266
2.60%, 12/01/29	130	106,835
2.35%, 11/15/31	329	252,341
4.60%, 06/01/32	397	365,644

		79,714,117

Electrical Equipment — 0.0%
Eaton Corp., 4.15%, 03/15/33	100	88,695
Tyco Electronics Group SA, 2.50%, 02/04/32	55	43,803
Vontier Corp., 1.80%, 04/01/26	496	410,911

		543,409

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.80%, 02/15/30	829	688,774
2.20%, 09/15/31	243	185,859
Arrow Electronics, Inc.
4.00%, 04/01/25	413	395,079
2.95%, 02/15/32	329	250,056
Avnet, Inc.
3.00%, 05/15/31	413	307,176
5.50%, 06/01/32	130	116,127
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	614,054
2.67%, 12/01/26	660	567,618
4.25%, 04/01/28	329	289,915
3.28%, 12/01/28	660	536,054
3.25%, 02/15/29(a)	371	303,296
3.57%, 12/01/31	300	235,633
Honeywell International, Inc.
4.85%, 11/01/24	100	99,966
4.95%, 02/15/28	100	99,797
5.00%, 02/15/33	100	99,083
Keysight Technologies, Inc., 3.00%, 10/30/29	660	551,128
Rockwell Automation, Inc., 1.75%, 08/15/31	159	120,268
TD SYNNEX Corp.
1.25%, 08/09/24	300	277,314
1.75%, 08/09/26	829	700,222
2.38%, 08/09/28(a)	179	142,394
2.65%, 08/09/31	413	304,888
Vontier Corp., 2.40%, 04/01/28	200	154,390

		7,039,091

Security	Par (000)	Value

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
1.23%, 12/15/23	$745	$714,063
2.06%, 12/15/26	566	494,366
3.34%, 12/15/27	371	332,435
3.14%, 11/07/29	243	205,759
Halliburton Co.
3.80%, 11/15/25	151	145,120
2.92%, 03/01/30(a)	329	276,683
NOV, Inc., 3.60%, 12/01/29	179	152,323
Schlumberger Investment SA, 2.65%, 06/26/30(a)	550	459,504

		2,780,253

Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.50%, 08/15/24	133	126,619
3.20%, 03/15/25	163	155,017
3.95%, 05/15/28	300	278,819
1.45%, 02/15/31	727	541,979
1.75%, 02/15/32	829	614,495
Waste Connections, Inc.
2.20%, 01/15/32	229	176,187
3.20%, 06/01/32	342	285,062
4.20%, 01/15/33	100	90,433
Waste Management, Inc.
0.75%, 11/15/25	179	158,004
3.15%, 11/15/27	829	755,557
2.00%, 06/01/29	159	131,129
1.50%, 03/15/31	829	629,513

		3,942,814

Equity Real Estate Investment Trusts (REITs) — 3.6%
Agree LP, 4.80%, 10/01/32	200	175,705
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	596,093
3.95%, 01/15/27	413	387,066
3.38%, 08/15/31	679	559,459
1.88%, 02/01/33	233	161,256
American Homes 4 Rent LP
4.25%, 02/15/28(a)	200	182,333
4.90%, 02/15/29	129	119,061
3.63%, 04/15/32	300	241,543
American Tower Corp.
0.60%, 01/15/24	500	472,479
5.00%, 02/15/24	389	386,691
3.38%, 05/15/24	259	250,979
2.95%, 01/15/25	413	389,276
2.40%, 03/15/25	483	446,662
1.60%, 04/15/26	421	363,495
1.45%, 09/15/26	191	160,528
3.38%, 10/15/26	413	373,723
2.75%, 01/15/27	359	314,627
3.65%, 03/15/27	201	181,747
1.50%, 01/31/28	243	192,549
3.95%, 03/15/29	413	365,470
3.80%, 08/15/29	413	360,243
2.90%, 01/15/30	447	364,412
2.10%, 06/15/30	309	235,314
1.88%, 10/15/30	399	293,774
2.70%, 04/15/31(a)	496	386,804
2.30%, 09/15/31	591	439,975

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued) 4.05%, 03/15/32(a)	$366	$312,966
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	24,854
3.20%, 01/15/28	159	142,539
1.90%, 12/01/28	496	404,260
3.30%, 06/01/29	191	167,163
2.45%, 01/15/31	691	554,326
2.05%, 01/15/32(a)	625	474,916
Boston Properties LP
3.20%, 01/15/25	829	786,181
3.65%, 02/01/26	123	114,120
4.50%, 12/01/28	829	745,735
2.90%, 03/15/30	397	312,508
3.25%, 01/30/31	829	660,399
2.55%, 04/01/32	615	442,236
Brandywine Operating Partnership LP, 4.55%, 10/01/29	413	360,281
Brixmor Operating Partnership LP
3.65%, 06/15/24	620	598,235
3.85%, 02/01/25(a)	300	286,638
4.13%, 06/15/26	163	149,883
4.13%, 05/15/29	286	244,999
2.50%, 08/16/31	495	354,684
Broadstone Net Lease LLC, 2.60%, 09/15/31	470	338,957
Camden Property Trust, 2.80%, 05/15/30	293	241,264
Corporate Office Properties LP
2.00%, 01/15/29	130	96,965
2.75%, 04/15/31	179	129,339
Crown Castle, Inc.
3.20%, 09/01/24	300	289,030
4.45%, 02/15/26(a)	350	335,052
3.70%, 06/15/26	209	194,009
1.05%, 07/15/26	409	344,215
4.00%, 03/01/27	829	766,949
2.90%, 03/15/27	130	114,634
3.65%, 09/01/27	400	361,723
3.80%, 02/15/28	409	368,689
3.30%, 07/01/30	300	250,247
2.25%, 01/15/31	829	631,940
2.10%, 04/01/31	393	293,500
CubeSmart LP
2.25%, 12/15/28	207	166,109
3.00%, 02/15/30	93	75,408
2.00%, 02/15/31	413	300,623
Digital Realty Trust LP
3.70%, 08/15/27	829	754,664
5.55%, 01/15/28	500	486,010
3.60%, 07/01/29(a)	620	534,341
EPR Properties
4.50%, 04/01/25	130	121,447
4.75%, 12/15/26	225	193,761
4.50%, 06/01/27	225	186,789
4.95%, 04/15/28	225	184,759
3.75%, 08/15/29(a)	225	165,439
Equinix, Inc.
2.63%, 11/18/24	691	650,853
1.25%, 07/15/25	393	350,022
1.00%, 09/15/25	829	727,127
1.45%, 05/15/26	325	279,345
2.90%, 11/18/26	64	57,027

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. (continued)
1.55%, 03/15/28	$691	$551,106
2.00%, 05/15/28	308	249,822
3.20%, 11/18/29(a)	374	313,256
2.15%, 07/15/30	413	314,396
2.50%, 05/15/31	733	558,169
ERP Operating LP
3.25%, 08/01/27	413	366,810
3.50%, 03/01/28	179	160,388
3.00%, 07/01/29	607	515,682
2.50%, 02/15/30	333	268,010
1.85%, 08/01/31(a)	229	170,941
Essex Portfolio LP
3.88%, 05/01/24	26	25,379
3.38%, 04/15/26	200	184,237
4.00%, 03/01/29	179	158,997
3.00%, 01/15/30	130	105,793
2.55%, 06/15/31	110	84,372
2.65%, 03/15/32(a)	300	227,831
Extra Space Storage LP
2.55%, 06/01/31	413	312,491
2.35%, 03/15/32	205	148,349
Federal Realty Investment Trust
3.25%, 07/15/27(a)	413	371,957
3.50%, 06/01/30	660	549,777
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24	140	131,148
4.00%, 01/15/30	311	256,472
Healthcare Realty Holdings LP
3.75%, 07/01/27	500	454,750
3.10%, 02/15/30	229	184,104
Healthpeak Properties, Inc.
4.00%, 06/01/25	163	157,028
1.35%, 02/01/27(a)	113	95,044
2.13%, 12/01/28	350	283,666
3.50%, 07/15/29	243	209,671
3.00%, 01/15/30	438	361,555
Highwoods Realty LP
4.13%, 03/15/28	163	144,578
3.05%, 02/15/30	413	321,892
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	115,851
Series H, 3.38%, 12/15/29	229	182,363
Series J, 2.90%, 12/15/31	329	237,822
Hudson Pacific Properties LP
3.95%, 11/01/27	300	253,647
4.65%, 04/01/29	179	153,205
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	183,859
2.00%, 08/15/31	130	91,257
4.15%, 04/15/32	496	412,158
Kilroy Realty LP
3.05%, 02/15/30	179	139,615
2.50%, 11/15/32	308	213,772
Kimco Realty Corp.
3.30%, 02/01/25	288	273,804
2.80%, 10/01/26	413	364,875
2.25%, 12/01/31	163	120,000
4.60%, 02/01/33	260	230,105
Life Storage LP 4.00%, 06/15/29	129	111,962

26	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage LP (continued)
2.20%, 10/15/30	$61	$45,596
2.40%, 10/15/31	355	261,441
Mid-America Apartments LP
1.10%, 09/15/26	198	167,306
3.60%, 06/01/27	413	378,993
3.95%, 03/15/29	413	371,344
2.75%, 03/15/30(a)	163	133,980
1.70%, 02/15/31	126	93,024
National Retail Properties, Inc., 4.30%, 10/15/28	129	116,930
Office Properties Income Trust
4.50%, 02/01/25	250	207,869
2.40%, 02/01/27	143	98,266
3.45%, 10/15/31	150	91,877
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	150	144,524
4.50%, 04/01/27	163	148,314
4.75%, 01/15/28	413	372,188
3.63%, 10/01/29	496	394,721
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	95	67,989
Physicians Realty LP, 2.63%, 11/01/31	413	306,250
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	311,457
Prologis LP, 4.63%, 01/15/33	465	430,589
Public Storage
1.50%, 11/09/26	657	571,507
1.85%, 05/01/28	198	164,280
1.95%, 11/09/28	642	528,171
2.30%, 05/01/31	219	171,834
2.25%, 11/09/31	408	313,167
Rayonier LP, 2.75%, 05/17/31	591	455,447
Realty Income Corp.
0.75%, 03/15/26	475	404,762
4.13%, 10/15/26	829	783,573
3.00%, 01/15/27	829	745,207
3.95%, 08/15/27	413	383,251
3.40%, 01/15/28	413	370,222
3.25%, 06/15/29	207	178,711
3.10%, 12/15/29	413	347,221
3.25%, 01/15/31	554	460,677
2.85%, 12/15/32(a)	179	140,070
Regency Centers LP
2.95%, 09/15/29	179	145,396
3.70%, 06/15/30	413	348,690
Sabra Health Care LP
3.90%, 10/15/29	129	102,393
3.20%, 12/01/31	413	297,714
Safehold Operating Partnership LP, 2.80%, 06/15/31	129	95,380
Simon Property Group LP
2.00%, 09/13/24	862	810,113
3.38%, 10/01/24	413	397,489
3.50%, 09/01/25	500	474,857
3.30%, 01/15/26	293	273,223
1.38%, 01/15/27	579	490,601
3.38%, 06/15/27	620	563,924
2.45%, 09/13/29	413	330,857
2.65%, 07/15/30	829	655,656
2.25%, 01/15/32	579	422,160
2.65%, 02/01/32	229	174,037

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SITE Centers Corp., 4.25%, 02/01/26	$163	$152,495
Spirit Realty LP
3.20%, 01/15/27	79	68,418
4.00%, 07/15/29	350	295,616
3.40%, 01/15/30	413	329,743
STORE Capital Corp., 2.70%, 12/01/31	413	312,259
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	184,028
2.70%, 07/15/31	307	225,993
4.20%, 04/15/32(a)	201	164,864
Tanger Properties LP, 3.88%, 07/15/27	79	69,215
UDR, Inc.
4.40%, 01/26/29	129	117,008
3.20%, 01/15/30	413	341,416
3.00%, 08/15/31(a)	413	323,947
Ventas Realty LP
3.50%, 04/15/24	179	173,624
2.65%, 01/15/25	538	502,832
4.13%, 01/15/26	186	175,346
3.25%, 10/15/26	413	373,776
4.00%, 03/01/28	243	219,593
3.00%, 01/15/30	229	186,653
4.75%, 11/15/30	179	161,249
2.50%, 09/01/31	579	437,453
VICI Properties LP
4.38%, 05/15/25	64	60,810
4.75%, 02/15/28	558	508,497
4.95%, 02/15/30	500	451,901
Vornado Realty LP, 3.50%, 01/15/25	163	151,498
Welltower, Inc.
3.63%, 03/15/24	413	401,360
4.00%, 06/01/25	1,036	990,099
4.25%, 04/01/26	288	272,584
2.05%, 01/15/29	162	127,429
4.13%, 03/15/29	229	203,487
3.10%, 01/15/30	829	676,778
2.75%, 01/15/31	209	161,639
2.80%, 06/01/31	282	217,266
2.75%, 01/15/32	413	312,243
3.85%, 06/15/32	231	191,692
Weyerhaeuser Co.
4.00%, 11/15/29	829	733,936
7.38%, 03/15/32	145	154,286
WP Carey, Inc.
3.85%, 07/15/29	393	339,999
2.45%, 02/01/32	572	419,805

		63,784,475

Food & Staples Retailing — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	185,281
Campbell Soup Co.
3.30%, 03/19/25	413	392,795
2.38%, 04/24/30	159	127,185
Conagra Brands, Inc.
4.30%, 05/01/24	829	815,951
4.60%, 11/01/25	829	805,156
1.38%, 11/01/27	323	260,907
4.85%, 11/01/28	500	473,086
Costco Wholesale Corp.
3.00%, 05/18/27	393	366,075
1.60%, 04/20/30	1,243	992,116

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Costco Wholesale Corp. (continued) 1.75%, 04/20/32	$413	$316,896
Dollar General Corp.
4.63%, 11/01/27	270	260,723
3.50%, 04/03/30(a)	400	349,482
5.00%, 11/01/32	355	338,076
Dollar Tree, Inc.
4.00%, 05/15/25	400	387,951
4.20%, 05/15/28	829	771,153
2.65%, 12/01/31	413	323,112
General Mills, Inc.
3.65%, 02/15/24	413	406,581
3.20%, 02/10/27(a)	163	150,845
4.20%, 04/17/28	829	783,649
2.88%, 04/15/30	229	193,484
2.25%, 10/14/31(a)	579	448,127
Kellogg Co.
2.65%, 12/01/23	179	175,454
3.25%, 04/01/26	300	280,991
4.30%, 05/15/28	179	168,486
2.10%, 06/01/30(a)	159	124,908
Kraft Heinz Foods Co.
3.00%, 06/01/26	994	917,380
3.88%, 05/15/27	702	657,741
4.63%, 01/30/29(a)	163	156,383
3.75%, 04/01/30	371	329,696
4.25%, 03/01/31	163	147,239
6.75%, 03/15/32	130	136,630
Kroger Co.
3.50%, 02/01/26	408	382,111
2.65%, 10/15/26	829	742,298
3.70%, 08/01/27(a)	413	382,063
4.50%, 01/15/29	229	215,949
2.20%, 05/01/30	193	151,512
1.70%, 01/15/31(a)	183	135,823
McCormick & Co., Inc.
0.90%, 02/15/26	308	265,668
2.50%, 04/15/30	209	168,323
1.85%, 02/15/31	64	47,354
Sysco Corp.
3.75%, 10/01/25	26	24,849
3.30%, 07/15/26	520	480,580
3.25%, 07/15/27(a)	829	748,481
5.95%, 04/01/30	529	540,485
2.45%, 12/14/31	413	322,229
Target Corp.
3.50%, 07/01/24	829	811,062
2.25%, 04/15/25	527	495,254
2.50%, 04/15/26	163	150,655
1.95%, 01/15/27	346	309,544
3.38%, 04/15/29	829	748,398
2.35%, 02/15/30	811	670,714
2.65%, 09/15/30	161	134,679
4.50%, 09/15/32	400	377,235
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23	829	792,933
3.80%, 11/18/24	450	436,897
3.45%, 06/01/26	378	353,884
3.20%, 04/15/30(a)	159	133,190

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walmart, Inc.
3.30%, 04/22/24	$550	$538,850
2.85%, 07/08/24	1,000	971,227
3.90%, 09/09/25	700	685,340
1.05%, 09/17/26	156	135,780
5.88%, 04/05/27(a)	800	839,189
3.95%, 09/09/27	100	96,826
3.70%, 06/26/28(a)	550	521,237
1.50%, 09/22/28	453	378,425
1.80%, 09/22/31	734	580,488
4.15%, 09/09/32	500	473,044

		27,486,115

Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	350	320,023
2.90%, 03/01/32	523	436,034
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	179	163,740
2.75%, 05/14/31(a)	579	454,669
Hershey Co.
2.05%, 11/15/24	413	390,934
2.45%, 11/15/29	413	347,109
Hormel Foods Corp., 1.70%, 06/03/28	277	233,004
J M Smucker Co.
3.50%, 03/15/25	336	322,170
2.13%, 03/15/32	179	132,956
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)
2.50%, 01/15/27	400	340,864
5.13%, 02/01/28	500	464,839
3.00%, 05/15/32	900	660,657
Mondelez International, Inc.
1.50%, 05/04/25	288	263,014
2.63%, 03/17/27	259	230,465
2.75%, 04/13/30	759	631,448
1.50%, 02/04/31	480	353,645
1.88%, 10/15/32	413	299,236
Pilgrim’s Pride Corp., 3.50%, 03/01/32(c)	360	275,663
Tyson Foods, Inc.
3.95%, 08/15/24	459	447,802
4.00%, 03/01/26	300	286,942
3.55%, 06/02/27	829	762,709

		7,817,923

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
2.95%, 03/15/25	400	383,423
3.75%, 11/30/26	1,174	1,127,443
1.15%, 01/30/28(a)	438	363,602
1.40%, 06/30/30	366	282,600
Baxter International, Inc.
1.32%, 11/29/24	600	552,217
2.60%, 08/15/26	603	541,798
1.92%, 02/01/27	502	431,438
2.27%, 12/01/28	446	366,721
3.95%, 04/01/30	413	367,696
2.54%, 02/01/32	600	457,373
Becton Dickinson and Co.
3.36%, 06/06/24	374	363,020
3.73%, 12/15/24	282	273,428
3.70%, 06/06/27	701	649,808

28	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co. (continued)
2.82%, 05/20/30	$388	$323,537
1.96%, 02/11/31	890	681,318
4.30%, 08/22/32	190	171,894
Boston Scientific Corp.
3.45%, 03/01/24	724	707,223
2.65%, 06/01/30	829	684,663
Danaher Corp., 3.35%, 09/15/25	225	215,040
DH Europe Finance II Sarl
2.20%, 11/15/24	829	782,559
2.60%, 11/15/29(a)	366	311,087
PerkinElmer, Inc.
0.85%, 09/15/24(a)	350	322,972
1.90%, 09/15/28	430	343,626
3.30%, 09/15/29	329	276,401
2.25%, 09/15/31	156	115,973
Smith & Nephew PLC, 2.03%, 10/14/30	360	264,468
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	259,575
Stryker Corp.
3.38%, 05/15/24	209	203,463
3.38%, 11/01/25	480	457,307
3.50%, 03/15/26	413	390,847
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24(a)	1,000	929,778
1.75%, 10/15/28(a)	313	259,807
2.60%, 10/01/29	802	687,044
2.00%, 10/15/31	163	127,877
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	700	669,634
2.60%, 11/24/31(a)	261	201,840

		15,548,500

Health Care Providers & Services — 1.2%
Aetna, Inc., 3.50%, 11/15/24	239	230,833
AmerisourceBergen Corp.
3.45%, 12/15/27	620	565,264
2.80%, 05/15/30	329	269,215
2.70%, 03/15/31	413	328,690
Ascension Health, Series B, 2.53%, 11/15/29	97	80,747
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	43,130
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	113,974
Cardinal Health, Inc.
3.50%, 11/15/24	163	156,990
3.75%, 09/15/25	413	394,217
3.41%, 06/15/27	829	758,642
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	101,871
Centene Corp.
2.45%, 07/15/28	1,079	887,478
4.63%, 12/15/29	395	357,475
3.38%, 02/15/30	182	151,206
3.00%, 10/15/30	419	337,295
2.50%, 03/01/31	182	139,685
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	92,302
CommonSpirit Health
2.76%, 10/01/24	1,862	1,768,523
1.55%, 10/01/25	120	106,667
3.35%, 10/01/29	338	283,637
2.78%, 10/01/30	230	179,040
HCA, Inc. 5.00%, 03/15/24	750	743,501

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.38%, 02/01/25	$1,000	$987,375
5.25%, 04/15/25	829	814,731
5.88%, 02/15/26	550	544,689
5.25%, 06/15/26	829	803,408
5.38%, 09/01/26	400	389,016
4.50%, 02/15/27	400	374,488
3.13%, 03/15/27(c)	942	832,728
5.63%, 09/01/28	550	528,370
5.88%, 02/01/29	600	585,678
4.13%, 06/15/29	620	547,093
3.50%, 09/01/30	500	414,200
2.38%, 07/15/31	829	617,956
3.63%, 03/15/32(a)(c)	775	628,359
Humana, Inc.
3.85%, 10/01/24	413	402,563
1.35%, 02/03/27	633	530,370
3.70%, 03/23/29	288	256,603
3.13%, 08/15/29(a)	413	352,736
2.15%, 02/03/32(a)	384	288,861
Kaiser Foundation Hospitals, 3.15%, 05/01/27	413	379,242
McKesson Corp.
3.80%, 03/15/24	293	288,068
1.30%, 08/15/26(a)	745	639,919
3.95%, 02/16/28	129	119,555
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	130	97,116
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	243	199,080
Sutter Health
Series 20A, 2.29%, 08/15/30	194	152,777
Series 20-A, 1.32%, 08/15/25	63	56,450
Universal Health Services, Inc.(c)
1.65%, 09/01/26(a)	745	624,326
2.65%, 01/15/32	195	138,758

		20,684,897

Health Care Services — 0.7%
Elevance Health, Inc.
3.50%, 08/15/24	163	158,174
3.35%, 12/01/24	350	336,849
2.38%, 01/15/25	603	566,654
5.35%, 10/15/25	220	220,096
1.50%, 03/15/26	820	724,160
3.65%, 12/01/27	829	765,082
4.10%, 03/01/28	600	562,170
2.25%, 05/15/30	649	521,142
2.55%, 03/15/31	579	468,053
5.50%, 10/15/32	600	597,624
UnitedHealth Group, Inc.
2.38%, 08/15/24	312	298,523
5.00%, 10/15/24	100	100,044
3.75%, 07/15/25	829	804,686
5.15%, 10/15/25	50	50,066
1.25%, 01/15/26	136	120,801
3.10%, 03/15/26	413	388,626
1.15%, 05/15/26(a)	824	725,251
3.45%, 01/15/27	413	387,176
3.38%, 04/15/27	829	772,592
2.95%, 10/15/27	350	316,606
5.25%, 02/15/28	75	75,201
3.85%, 06/15/28(a)	829	771,798

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.00%, 05/15/29	$350	$325,400
2.88%, 08/15/29	416	360,518
5.30%, 02/15/30(a)	100	99,984
2.00%, 05/15/30	236	189,158
2.30%, 05/15/31	948	759,764
4.20%, 05/15/32	550	506,277
5.35%, 02/15/33	100	100,320

		12,072,795

Health Care Technology — 0.2%
Laboratory Corp. of America Holdings
4.00%, 11/01/23	26	25,717
3.25%, 09/01/24	229	220,568
2.30%, 12/01/24	829	778,384
1.55%, 06/01/26	425	368,969
3.60%, 09/01/27(a)	413	379,737
2.70%, 06/01/31	156	124,219
Quest Diagnostics, Inc.
4.25%, 04/01/24	163	160,857
3.50%, 03/30/25	305	292,331
4.20%, 06/30/29	163	149,680
2.95%, 06/30/30	350	292,482
2.80%, 06/30/31	329	263,283

		3,056,227

Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc., 3.70%, 12/01/29	130	108,906
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	317,267
5.38%, 04/15/26	450	429,552
Hyatt Hotels Corp.
1.80%, 10/01/24	300	279,817
5.63%, 04/23/25	500	491,223
4.38%, 09/15/28	229	204,342
6.00%, 04/23/30	413	391,457
Marriott International, Inc.
5.00%, 10/15/27	210	202,118
Series EE, 5.75%, 05/01/25	502	506,527
Series FF, 4.63%, 06/15/30	829	743,657
Series GG, 3.50%, 10/15/32	400	319,475
Series R, 3.13%, 06/15/26	829	756,686
Series X, 4.00%, 04/15/28	829	747,553
McDonald’s Corp.
3.25%, 06/10/24	329	320,431
3.38%, 05/26/25	413	396,415
3.30%, 07/01/25	55	52,787
3.70%, 01/30/26	829	795,379
3.50%, 03/01/27	829	776,931
3.50%, 07/01/27	360	335,249
3.80%, 04/01/28	829	773,253
3.60%, 07/01/30(a)	315	282,408
Starbucks Corp.
3.80%, 08/15/25	829	801,624
4.00%, 11/15/28	413	382,991
3.55%, 08/15/29	336	303,048
2.25%, 03/12/30	829	671,629

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.55%, 11/15/30	$660	$538,900
3.00%, 02/14/32(a)	628	519,728

		12,449,353

Household Durables — 0.2%
DR Horton, Inc.
2.50%, 10/15/24	350	329,919
1.30%, 10/15/26	241	201,300
1.40%, 10/15/27(a)	179	143,872
Leggett & Platt, Inc.
3.80%, 11/15/24(a)	130	125,653
4.40%, 03/15/29	179	163,262
Lennar Corp.
4.75%, 05/30/25	159	154,582
4.75%, 11/29/27	309	285,754
MDC Holdings, Inc., 2.50%, 01/15/31	130	86,791
PulteGroup, Inc., 7.88%, 06/15/32	200	208,351
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	24,717
4.88%, 03/15/27	225	204,825
4.35%, 02/15/28	225	195,000
3.80%, 11/01/29	225	182,696
Whirlpool Corp.
4.75%, 02/26/29(a)	250	232,484
2.40%, 05/15/31	159	119,854
4.70%, 05/14/32	130	115,945

		2,775,005

Household Products — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31	129	100,327
5.60%, 11/15/32	50	49,908

		150,235

Industrial Conglomerates — 0.0%
Pentair Finance SARL, 5.90%, 07/15/32(a)	400	376,897

Insurance — 2.1%
Aegon NV, (6 mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	265,200
Aflac, Inc.
1.13%, 03/15/26	129	112,863
2.88%, 10/15/26	620	571,892
Alleghany Corp., 3.63%, 05/15/30	579	513,122
Allstate Corp.
3.28%, 12/15/26	620	577,492
1.45%, 12/15/30(a)	193	141,656
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	187,307
American International Group, Inc.
4.13%, 02/15/24(a)	59	58,173
2.50%, 06/30/25	553	513,739
3.90%, 04/01/26	287	273,439
4.20%, 04/01/28	500	462,941
Aon Corp.
4.50%, 12/15/28	129	120,436
3.75%, 05/02/29(a)	829	738,157
2.80%, 05/15/30	393	322,075

30	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	$450	$399,429
2.05%, 08/23/31	413	307,984
2.60%, 12/02/31	286	221,158
5.00%, 09/12/32	200	188,574
Aon Global Ltd.
3.50%, 06/14/24	829	805,892
3.88%, 12/15/25	496	471,945
Arch Capital Finance LLC, 4.01%, 12/15/26	179	169,151
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	413	310,815
Assurant, Inc.
3.70%, 02/22/30	150	123,461
2.65%, 01/15/32	143	102,893
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24(a)	28	27,796
Athene Holding Ltd., 6.15%, 04/03/30(a)	659	639,494
AXIS Specialty Finance PLC, 4.00%, 12/06/27(a)	200	183,230
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	573,125
1.85%, 03/12/30	413	330,844
1.45%, 10/15/30(a)	745	570,900
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,099,285
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	229	213,030
Brown & Brown, Inc.
2.38%, 03/15/31	829	611,869
4.20%, 03/17/32(a)	156	130,897
Chubb INA Holdings, Inc.
3.35%, 05/15/24	413	401,917
3.15%, 03/15/25(a)	829	791,448
3.35%, 05/03/26	657	618,354
1.38%, 09/15/30(a)	354	263,429
CNA Financial Corp.
4.50%, 03/01/26	288	277,795
3.90%, 05/01/29	413	363,880
Corebridge Financial, Inc.(c)
3.50%, 04/04/25	425	400,531
3.65%, 04/05/27(a)	475	430,196
3.85%, 04/05/29	425	371,278
3.90%, 04/05/32	625	522,376
(5 year CMT + 3.85%), 6.88%, 12/15/52(b)	350	315,459
Enstar Group Ltd., 3.10%, 09/01/31	591	409,462
Equitable Holdings, Inc., 4.35%, 04/20/28	829	769,359
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	229	201,333
5.63%, 08/16/32(c)	300	271,659
Fidelity National Financial, Inc., 3.40%, 06/15/30	413	331,298
First American Financial Corp.
4.60%, 11/15/24	130	126,233
4.00%, 05/15/30	200	163,113
2.40%, 08/15/31	142	99,010
Globe Life, Inc.
2.15%, 08/15/30	129	97,905
4.80%, 06/15/32	160	144,560
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	474,028
2.50%, 09/01/30	413	309,163
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	342,861
Jackson Financial, Inc.(a) 5.17%, 06/08/27	200	191,094

Security	Par (000)	Value

Insurance (continued)
Jackson Financial, Inc.(a) (continued) 3.13%, 11/23/31	$179	$131,956
Kemper Corp., 3.80%, 02/23/32	226	183,997
Lincoln National Corp., 3.80%, 03/01/28(a)	1,243	1,133,833
Loews Corp.
3.75%, 04/01/26	413	395,788
3.20%, 05/15/30	541	455,079
Manulife Financial Corp.
4.15%, 03/04/26	413	397,392
2.48%, 05/19/27	179	158,821
3.70%, 03/16/32(a)	123	104,821
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	363,883
Markel Corp., 3.35%, 09/17/29	393	333,460
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	413	405,609
3.50%, 06/03/24	829	805,763
3.50%, 03/10/25	413	396,389
3.75%, 03/14/26	829	789,165
4.38%, 03/15/29	829	782,937
2.25%, 11/15/30	286	224,085
5.75%, 11/01/32	100	100,308
MetLife, Inc.
3.00%, 03/01/25	167	159,735
4.55%, 03/23/30(a)	829	787,099
Old Republic International Corp.
4.88%, 10/01/24	163	161,346
3.88%, 08/26/26	250	234,523
PartnerRe Finance B LLC, 3.70%, 07/02/29	200	175,283
Primerica, Inc., 2.80%, 11/19/31	136	106,356
Principal Financial Group, Inc.
3.40%, 05/15/25(a)	163	155,794
3.10%, 11/15/26	129	117,226
3.70%, 05/15/29	189	167,336
2.13%, 06/15/30	229	177,056
Progressive Corp.
2.45%, 01/15/27	413	371,208
2.50%, 03/15/27(a)	194	173,121
4.00%, 03/01/29	225	208,954
3.00%, 03/15/32	190	156,888
Prudential Financial, Inc.
1.50%, 03/10/26	179	158,563
3.88%, 03/27/28(a)	577	540,884
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	829	758,220
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	288	267,365
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	329	255,735
(5 year CMT + 3.16%), 5.13%, 03/01/52(b)	393	335,099
(5 year CMT + 3.23%), 6.00%, 09/01/52(b)	500	456,672
Prudential PLC(a)
3.13%, 04/14/30	829	679,812
3.63%, 03/24/32	413	338,650
Reinsurance Group of America, Inc., 3.90%, 05/15/29	393	349,607
Stewart Information Services Corp., 3.60%, 11/15/31	180	135,284
Trinity Acquisition PLC, 4.40%, 03/15/26	413	393,584
Unum Group, 4.00%, 06/15/29	129	112,684
Voya Financial, Inc., 3.65%, 06/15/26	288	267,039

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/27	$339	$318,954
4.50%, 09/15/28	193	177,428

		36,888,796

Interactive Media & Services — 0.5%
Alphabet, Inc.
3.38%, 02/25/24	413	406,622
0.45%, 08/15/25	113	100,932
2.00%, 08/15/26	823	748,663
0.80%, 08/15/27(a)	447	376,236
1.10%, 08/15/30	1,038	797,152
Baidu, Inc.
3.08%, 04/07/25	560	521,875
4.13%, 06/30/25	478	454,172
eBay, Inc.
1.90%, 03/11/25	829	766,730
1.40%, 05/10/26	325	282,811
3.60%, 06/05/27	829	764,012
2.70%, 03/11/30	829	673,867
2.60%, 05/10/31(a)	254	199,606
JD.com, Inc., 3.38%, 01/14/30	478	380,072
Meta Platforms, Inc.(c)
3.50%, 08/15/27	1,500	1,376,946
3.85%, 08/15/32	1,240	1,055,046
Weibo Corp.
3.50%, 07/05/24	350	329,284
3.38%, 07/08/30	300	206,306

		9,440,332

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	982	932,763
3.40%, 12/06/27	978	837,945
2.13%, 02/09/31(a)	600	429,138
Amazon.com, Inc.
0.45%, 05/12/24	1,440	1,350,383
2.80%, 08/22/24	2,443	2,361,044
1.00%, 05/12/26	1,409	1,233,296
3.30%, 04/13/27	1,210	1,135,728
1.20%, 06/03/27	509	433,043
3.15%, 08/22/27	1,431	1,323,967
1.65%, 05/12/28	1,409	1,190,247
3.45%, 04/13/29(a)	552	506,246
1.50%, 06/03/30	839	654,958
2.10%, 05/12/31	1,159	927,883
3.60%, 04/13/32(a)	1,726	1,545,369

		14,862,010

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.60%, 06/01/26	343	323,860
4.63%, 04/13/30	829	780,061
Expedia Group, Inc.
5.00%, 02/15/26	413	399,093
3.80%, 02/15/28	620	551,292
3.25%, 02/15/30(a)	683	550,441
2.95%, 03/15/31	252	191,238
VeriSign, Inc. 5.25%, 04/01/25	179	177,289

Security	Par (000)	Value

Internet Software & Services (continued)
VeriSign, Inc. (continued)
4.75%, 07/15/27	$179	$171,617
2.70%, 06/15/31(a)	244	189,240

		3,334,131

IT Services — 1.0%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	185,634
2.90%, 12/01/29	413	339,265
2.60%, 05/01/31	381	296,357
CGI, Inc.
1.45%, 09/14/26	413	354,588
2.30%, 09/14/31	413	304,090
DXC Technology Co.(a)
1.80%, 09/15/26	496	426,024
2.38%, 09/15/28	329	270,733
Fidelity National Information Services, Inc.
0.60%, 03/01/24	421	395,890
4.50%, 07/15/25	30	29,182
1.15%, 03/01/26	492	423,720
4.70%, 07/15/27(a)	85	81,320
1.65%, 03/01/28(a)	562	457,965
2.25%, 03/01/31(a)	484	371,997
5.10%, 07/15/32(a)	30	28,238
Fiserv, Inc.
2.75%, 07/01/24	808	772,306
3.85%, 06/01/25	350	335,704
3.20%, 07/01/26	800	733,999
2.25%, 06/01/27	393	339,863
4.20%, 10/01/28	829	766,830
3.50%, 07/01/29	1,364	1,183,433
2.65%, 06/01/30(a)	291	235,509
Genpact Luxembourg Sarl, 3.38%, 12/01/24	129	122,686
International Business Machines Corp.
3.63%, 02/12/24	507	498,270
3.00%, 05/15/24	1,059	1,027,589
3.45%, 02/19/26	700	663,847
3.30%, 05/15/26	1,243	1,163,281
3.30%, 01/27/27	655	607,770
1.70%, 05/15/27	881	756,640
4.15%, 07/27/27	1,000	955,236
3.50%, 05/15/29	1,119	1,001,782
1.95%, 05/15/30	459	361,589
4.40%, 07/27/32	1,000	914,013
5.88%, 11/29/32	163	166,498
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	234,606
3.15%, 10/15/31	260	162,529
Leidos, Inc.
3.63%, 05/15/25(a)	200	190,475
2.30%, 02/15/31	620	457,183
Verisk Analytics, Inc.(a)
4.00%, 06/15/25	163	157,052
4.13%, 03/15/29	413	377,537

		18,151,230

Leisure Products — 0.1%
Hasbro, Inc.
3.00%, 11/19/24	413	392,164
3.55%, 11/19/26(a)	225	205,584

32	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Products (continued)
Hasbro, Inc. (continued)
3.50%, 09/15/27	$163	$146,336
3.90%, 11/19/29	225	194,094

		938,178

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
2.75%, 09/15/29	534	447,757
2.30%, 03/12/31	572	445,146

		892,903

Machinery — 1.3%
Brunswick Corp.
2.40%, 08/18/31	194	135,700
4.40%, 09/15/32	329	261,452
Caterpillar Financial Services Corp.
3.65%, 12/07/23	829	818,468
0.95%, 01/10/24	329	314,088
2.85%, 05/17/24	1,659	1,609,395
3.30%, 06/09/24	163	158,952
2.15%, 11/08/24	374	354,328
3.40%, 05/13/25	1,300	1,255,064
3.65%, 08/12/25	400	387,802
0.80%, 11/13/25	829	734,103
1.15%, 09/14/26	745	644,811
1.70%, 01/08/27(a)	413	362,003
3.60%, 08/12/27	400	375,208
Caterpillar, Inc.
3.40%, 05/15/24	413	403,427
2.60%, 04/09/30	413	349,341
1.90%, 03/12/31	753	593,570
CNH Industrial Capital LLC
3.95%, 05/23/25	201	192,485
5.45%, 10/14/25	200	197,795
1.88%, 01/15/26	179	157,590
1.45%, 07/15/26	142	121,630
Crane Holdings Co., 4.45%, 12/15/23(a)	59	58,283
Deere & Co.
2.75%, 04/15/25	829	788,791
3.10%, 04/15/30	413	361,254
Dover Corp.
3.15%, 11/15/25	163	153,341
2.95%, 11/04/29	110	92,944
Flowserve Corp.
3.50%, 10/01/30	200	159,233
2.80%, 01/15/32	130	93,166
Fortive Corp., 3.15%, 06/15/26	413	379,400
IDEX Corp., 2.63%, 06/15/31	123	98,033
John Deere Capital Corp.
3.45%, 01/10/24	129	127,033
0.45%, 01/17/24	163	154,697
0.45%, 06/07/24	333	310,948
0.63%, 09/10/24	103	95,479
2.05%, 01/09/25	179	168,545
1.25%, 01/10/25	413	382,651
3.40%, 06/06/25	135	130,210
4.05%, 09/08/25	85	82,973
3.40%, 09/11/25	500	479,433
0.70%, 01/15/26	745	650,690
1.05%, 06/17/26(a)	209	182,176
2.25%, 09/14/26	413	374,194

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
1.30%, 10/13/26	$425	$370,097
1.70%, 01/11/27	193	169,043
4.15%, 09/15/27	950	913,075
3.05%, 01/06/28	225	204,834
1.50%, 03/06/28	163	135,895
3.35%, 04/18/29	279	251,646
2.80%, 07/18/29	520	449,972
2.45%, 01/09/30	225	187,800
1.45%, 01/15/31	745	562,935
2.00%, 06/17/31	209	163,427
4.35%, 09/15/32	450	422,564
Kennametal, Inc., 2.80%, 03/01/31(a)	100	75,286
nVent Finance SARL, 2.75%, 11/15/31(a)	120	88,062
Otis Worldwide Corp.
2.06%, 04/05/25	425	393,198
2.57%, 02/15/30	829	675,732
Stanley Black & Decker, Inc.
4.25%, 11/15/28	179	168,453
2.30%, 03/15/30	829	664,815
(5 year CMT + 2.66%), 4.00%, 03/15/60(a)(b)	496	411,035
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	413	403,711
3.20%, 06/15/25	413	383,339
4.95%, 09/15/28	413	384,166

		22,229,771

Media — 2.2%
Bell Telephone Co. of Canada or Bell Canada, Series US-5, 2.15%, 02/15/32	413	310,724
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24	459	452,060
4.91%, 07/23/25(a)	2,050	1,990,187
3.75%, 02/15/28	413	362,085
4.20%, 03/15/28	500	448,023
2.25%, 01/15/29	399	314,866
5.05%, 03/30/29	829	761,957
2.80%, 04/01/31	659	499,608
2.30%, 02/01/32	393	280,356
Comcast Corp.
3.70%, 04/15/24	829	813,649
3.38%, 08/15/25	623	595,578
3.95%, 10/15/25	1,036	1,001,733
5.25%, 11/07/25	35	34,991
3.15%, 03/01/26	1,450	1,361,988
2.35%, 01/15/27	702	626,791
3.30%, 02/01/27	829	766,885
3.30%, 04/01/27	309	285,286
5.35%, 11/15/27	175	174,921
3.15%, 02/15/28	1,036	933,406
3.55%, 05/01/28	829	757,584
4.15%, 10/15/28	1,841	1,727,129
2.65%, 02/01/30	782	653,857
3.40%, 04/01/30	648	571,159
4.25%, 10/15/30	479	439,640
1.95%, 01/15/31	699	541,860
1.50%, 02/15/31	714	533,710
5.50%, 11/15/32	200	198,736
Discovery Communications LLC 3.90%, 11/15/24	163	156,385

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC (continued)
3.45%, 03/15/25	$79	$74,233
3.95%, 06/15/25	500	472,480
4.90%, 03/11/26(a)	272	258,115
3.95%, 03/20/28(a)	512	444,403
4.13%, 05/15/29	300	253,365
3.63%, 05/15/30	400	322,909
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	140	125,210
3.45%, 03/01/32	130	104,331
Fox Corp.
4.03%, 01/25/24	829	814,887
3.05%, 04/07/25	300	283,336
4.71%, 01/25/29	829	771,648
Grupo Televisa SAB, 4.63%, 01/30/26	1,310	1,252,701
Paramount Global
4.75%, 05/15/25	250	244,145
4.00%, 01/15/26	293	274,191
3.38%, 02/15/28(a)	413	357,628
3.70%, 06/01/28(a)	413	363,516
4.95%, 01/15/31	829	723,542
4.20%, 05/19/32(a)	400	320,258
TCI Communications, Inc., 7.88%, 02/15/26	163	175,640
TELUS Corp.
3.70%, 09/15/27	400	370,709
3.40%, 05/13/32	360	295,061
Thomson Reuters Corp.
4.30%, 11/23/23	163	161,483
3.35%, 05/15/26	66	61,361
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	101,753
3.00%, 02/13/26	130	121,476
1.85%, 07/30/26	829	738,521
2.95%, 06/15/27(a)	620	569,784
Walt Disney Co.
1.75%, 08/30/24	523	493,464
3.70%, 09/15/24	413	403,379
3.35%, 03/24/25	1,077	1,035,863
3.70%, 10/15/25	686	662,401
1.75%, 01/13/26	496	448,670
3.38%, 11/15/26	143	133,582
2.20%, 01/13/28(a)	829	719,579
2.00%, 09/01/29	413	337,566
3.80%, 03/22/30(a)	829	755,209
2.65%, 01/13/31	856	709,122
Warnermedia Holdings, Inc.(c)
3.43%, 03/15/24	1,119	1,079,308
3.64%, 03/15/25	613	577,973
3.76%, 03/15/27	1,351	1,201,825
4.05%, 03/15/29	802	681,419
4.28%, 03/15/32	1,972	1,592,880
WPP Finance 2010, 3.75%, 09/19/24	163	156,599

		38,640,679

Metals & Mining — 0.5%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	478	365,610
ArcelorMittal SA
4.55%, 03/11/26	163	155,344
4.25%, 07/16/29(a)	225	198,792
Freeport-McMoRan, Inc. 4.55%, 11/14/24	413	404,889

Security	Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued)
5.00%, 09/01/27(a)	$329	$313,436
4.13%, 03/01/28	413	370,385
4.38%, 08/01/28	329	296,835
5.25%, 09/01/29	329	305,894
4.25%, 03/01/30	329	287,974
4.63%, 08/01/30(a)	490	433,195
Newmont Corp.
2.80%, 10/01/29	245	202,346
2.25%, 10/01/30	413	318,825
2.60%, 07/15/32	300	228,816
Nucor Corp.
3.95%, 05/23/25	355	343,823
4.30%, 05/23/27(a)	366	348,820
3.95%, 05/01/28	179	164,552
2.70%, 06/01/30	179	145,930
3.13%, 04/01/32	209	169,369
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	891,191
Southern Copper Corp., 3.88%, 04/23/25	620	591,712
Steel Dynamics, Inc.
2.40%, 06/15/25	300	277,304
5.00%, 12/15/26	161	155,143
1.65%, 10/15/27	413	336,775
3.25%, 01/15/31	213	173,031
Timken Co.
4.50%, 12/15/28	413	379,683
4.13%, 04/01/32	225	195,340
Vale Overseas Ltd.(a)
6.25%, 08/10/26	279	283,185
3.75%, 07/08/30	829	681,852

		9,020,051

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Prologis LP
3.25%, 06/30/26	413	383,022
2.88%, 11/15/29	447	374,211
1.75%, 07/01/30	243	186,927
1.75%, 02/01/31	191	144,175
2.25%, 01/15/32	210	159,343

		1,247,678

Multiline Retail — 0.1%
Kohl’s Corp., 3.63%, 05/01/31	194	128,281
O’Reilly Automotive, Inc.
4.35%, 06/01/28	179	168,776
3.90%, 06/01/29	179	161,639
1.75%, 03/15/31	362	269,214
4.70%, 06/15/32	400	373,975
TJX Cos., Inc., 2.25%, 09/15/26	343	309,897
Tractor Supply Co., 1.75%, 11/01/30	201	149,214

		1,560,996

Multi-Utilities — 0.4%
Atmos Energy Corp.
2.63%, 09/15/29	136	114,606
1.50%, 01/15/31	179	133,483
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	159	121,154
4.40%, 07/01/32	200	184,162
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	108	104,039
Series A, 2.50%, 11/15/24	408	386,242

34	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
National Fuel Gas Co.
5.20%, 07/15/25	$400	$393,270
2.95%, 03/01/31	413	309,677
NiSource, Inc.
0.95%, 08/15/25	721	638,454
3.49%, 05/15/27	829	757,237
2.95%, 09/01/29	829	692,272
3.60%, 05/01/30	450	387,273
1.70%, 02/15/31	366	268,152
ONE Gas, Inc., 1.10%, 03/11/24	196	185,419
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	323,693
Southern California Gas Co.
2.95%, 04/15/27(a)	530	479,079
Series TT, 2.60%, 06/15/26	186	169,658
Series XX, 2.55%, 02/01/30	229	189,211
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/31	413	303,449
Southwest Gas Corp.
2.20%, 06/15/30	129	96,355
4.05%, 03/15/32(a)	225	187,971

		6,424,856

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25	103	100,353
3.30%, 04/01/27	829	778,080
1.75%, 06/01/30	213	168,006
KLA Corp.
4.65%, 11/01/24	67	66,676
4.10%, 03/15/29	413	387,334
4.65%, 07/15/32(a)	240	227,963
Lam Research Corp.
3.80%, 03/15/25	150	145,908
1.90%, 06/15/30	679	532,781

		2,407,101

Oil, Gas & Consumable Fuels — 5.2%
Boardwalk Pipelines LP
4.45%, 07/15/27	189	174,680
4.80%, 05/03/29	413	375,863
BP Capital Markets America, Inc.
3.80%, 09/21/25(a)	829	804,578
3.41%, 02/11/26(a)	409	387,067
3.12%, 05/04/26	288	268,526
3.02%, 01/16/27	373	340,933
3.54%, 04/06/27	179	166,539
3.94%, 09/21/28	413	383,432
4.23%, 11/06/28	829	780,523
3.63%, 04/06/30	829	740,212
1.75%, 08/10/30	425	329,127
2.72%, 01/12/32	413	334,934
BP Capital Markets PLC
3.28%, 09/19/27	413	377,314
3.72%, 11/28/28	829	756,100
Burlington Resources LLC, 7.40%, 12/01/31	320	359,791
Canadian Natural Resources Ltd.
3.80%, 04/15/24	186	181,561
3.90%, 02/01/25	163	157,185
3.85%, 06/01/27	163	150,057
2.95%, 07/15/30(a)	413	338,834

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.
5.38%, 07/15/25	$241	$240,107
2.65%, 01/15/32(a)	136	104,897
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	655	662,934
5.88%, 03/31/25	600	600,090
5.13%, 06/30/27	593	578,549
3.70%, 11/15/29	413	359,700
Chevron Corp.
1.55%, 05/11/25	1,204	1,110,752
3.33%, 11/17/25	413	398,103
2.95%, 05/16/26	1,036	971,800
2.00%, 05/11/27	430	380,283
2.24%, 05/11/30	787	652,536
Chevron USA, Inc.
0.69%, 08/12/25	628	561,841
1.02%, 08/12/27	541	454,627
3.85%, 01/15/28	243	230,080
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24	1,145	1,127,682
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,257,846
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	201,168
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	163	159,109
ConocoPhillips Co.
2.13%, 03/08/24	350	337,008
2.40%, 03/07/25	550	519,805
6.95%, 04/15/29	450	488,573
Continental Resources, Inc.
3.80%, 06/01/24	579	558,011
4.38%, 01/15/28	579	519,143
Coterra Energy, Inc., 4.38%, 03/15/29(a)(c)	179	163,995
DCP Midstream Operating LP
5.38%, 07/15/25	330	322,699
3.25%, 02/15/32(a)	160	127,385
Devon Energy Corp.
5.85%, 12/15/25	163	164,045
5.88%, 06/15/28	538	539,399
4.50%, 01/15/30	538	490,792
Diamondback Energy, Inc.
3.50%, 12/01/29	829	714,874
3.13%, 03/24/31	120	98,061
6.25%, 03/15/33	120	120,467
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	150,573
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	194,835
Enbridge, Inc.
2.15%, 02/16/24	100	96,152
2.50%, 01/15/25	163	152,744
2.50%, 02/14/25	59	55,129
1.60%, 10/04/26	381	326,883
4.25%, 12/01/26	829	784,581
3.70%, 07/15/27	829	760,300
3.13%, 11/15/29	320	272,461
Energy Transfer LP
5.88%, 01/15/24	829	830,336
4.90%, 02/01/24	163	161,418
4.25%, 04/01/24	329	321,046
4.05%, 03/15/25	829	793,650

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
2.90%, 05/15/25	$457	$424,224
4.75%, 01/15/26	829	794,389
4.20%, 04/15/27	829	762,244
4.00%, 10/01/27(a)	300	271,370
4.95%, 05/15/28	829	768,406
4.95%, 06/15/28	393	366,054
5.25%, 04/15/29	593	555,712
3.75%, 05/15/30(a)	329	279,648
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23	829	818,932
Enterprise Products Operating LLC
3.90%, 02/15/24(a)	59	57,864
3.75%, 02/15/25	484	465,548
3.70%, 02/15/26	376	356,472
3.95%, 02/15/27	209	197,160
4.15%, 10/16/28	829	763,144
3.13%, 07/31/29	600	515,767
2.80%, 01/31/30	711	593,011
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	620	484,617
EOG Resources, Inc., 4.38%, 04/15/30	829	785,387
EQT Corp.
6.13%, 02/01/25	538	539,329
3.90%, 10/01/27	660	593,188
5.70%, 04/01/28	55	53,520
5.00%, 01/15/29(a)	130	120,765
7.00%, 02/01/30	371	380,294
Equinor ASA
2.65%, 01/15/24	1,243	1,209,052
3.70%, 03/01/24	163	160,360
3.25%, 11/10/24(a)	413	399,279
2.88%, 04/06/25	409	389,131
3.13%, 04/06/30	829	726,709
2.38%, 05/22/30	829	685,266
Exxon Mobil Corp.
3.18%, 03/15/24	163	159,763
2.02%, 08/16/24	413	393,681
2.71%, 03/06/25	1,036	988,277
2.99%, 03/19/25	1,059	1,013,226
3.04%, 03/01/26	1,062	999,826
2.28%, 08/16/26	413	375,768
3.29%, 03/19/27	660	619,746
2.44%, 08/16/29	413	353,828
3.48%, 03/19/30	911	825,585
2.61%, 10/15/30	660	557,924
Hess Corp.
4.30%, 04/01/27	393	368,863
7.30%, 08/15/31(a)	250	264,647
HF Sinclair Corp., 5.88%, 04/01/26	413	401,668
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	829	818,476
4.30%, 05/01/24	413	405,432
4.25%, 09/01/24	100	97,627
Kinder Morgan, Inc.
4.30%, 06/01/25	739	719,095
1.75%, 11/15/26	215	185,373
4.30%, 03/01/28	493	460,886
2.00%, 02/15/31	745	558,964
7.75%, 01/15/32	829	901,065
4.80%, 02/01/33(a)	200	178,631

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP, 3.25%, 06/01/30	$225	$187,889
Marathon Oil Corp.
4.40%, 07/15/27	829	772,285
6.80%, 03/15/32	229	233,293
Marathon Petroleum Corp.
3.63%, 09/15/24	55	53,132
4.70%, 05/01/25	829	811,305
3.80%, 04/01/28	179	160,668
MPLX LP
4.88%, 12/01/24	763	749,002
4.88%, 06/01/25	163	159,228
1.75%, 03/01/26	600	523,106
4.13%, 03/01/27	829	768,569
4.25%, 12/01/27	309	284,909
4.00%, 03/15/28	829	749,954
2.65%, 08/15/30	727	572,332
4.95%, 09/01/32	500	452,482
ONEOK Partners LP, 4.90%, 03/15/25	163	159,147
ONEOK, Inc.
2.75%, 09/01/24	355	336,839
5.85%, 01/15/26	229	227,726
4.55%, 07/15/28	413	374,796
4.35%, 03/15/29	829	736,513
3.40%, 09/01/29(a)	829	693,737
6.35%, 01/15/31	229	225,913
Ovintiv Exploration, Inc., 5.38%, 01/01/26	251	245,432
Ovintiv, Inc.
8.13%, 09/15/30	130	139,272
7.20%, 11/01/31	145	148,026
7.38%, 11/01/31(a)	413	428,095
Phillips 66
3.85%, 04/09/25	239	231,260
3.90%, 03/15/28	300	276,901
2.15%, 12/15/30	329	255,016
Phillips 66 Co.(c)
3.55%, 10/01/26	413	382,014
3.15%, 12/15/29	305	257,640
Pioneer Natural Resources Co., 1.90%, 08/15/30	994	763,758
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	593,858
4.65%, 10/15/25	450	434,952
4.50%, 12/15/26	413	387,672
3.55%, 12/15/29	329	274,151
3.80%, 09/15/30(a)	200	166,746
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	655	654,253
5.63%, 03/01/25	829	825,544
5.88%, 06/30/26	829	824,586
5.00%, 03/15/27	829	798,906
4.20%, 03/15/28	829	755,912
4.50%, 05/15/30(a)	809	737,879
Shell International Finance BV
2.00%, 11/07/24	829	786,551
3.25%, 05/11/25	1,036	994,919
2.88%, 05/10/26	593	551,994
2.50%, 09/12/26	829	756,280
3.88%, 11/13/28	829	774,257
2.38%, 11/07/29	829	698,941
2.75%, 04/06/30	589	503,763
Spectra Energy Partners LP 4.75%, 03/15/24	163	161,487

36	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP (continued)
3.50%, 03/15/25	$163	$155,453
3.38%, 10/15/26	829	760,032
Targa Resources Corp., 4.20%, 02/01/33	374	312,219
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	326,523
5.00%, 01/15/28	329	303,372
6.88%, 01/15/29	329	327,827
5.50%, 03/01/30	496	457,872
4.88%, 02/01/31	496	437,626
4.00%, 01/15/32	496	407,012
TC PipeLines LP
4.38%, 03/13/25	163	158,150
3.90%, 05/25/27	27	25,135
TotalEnergies Capital International SA
3.75%, 04/10/24	829	816,872
2.43%, 01/10/25	400	378,022
3.46%, 02/19/29(a)	489	443,466
2.83%, 01/10/30	500	429,153
TotalEnergies Capital SA, 3.88%, 10/11/28	400	373,011
TransCanada PipeLines Ltd.
1.00%, 10/12/24	523	480,125
4.88%, 01/15/26(a)	702	685,627
4.25%, 05/15/28(a)	620	574,923
4.10%, 04/15/30(a)	443	396,554
2.50%, 10/12/31(a)	413	317,326
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	163	171,756
4.00%, 03/15/28	620	568,219
Valero Energy Corp.
2.15%, 09/15/27	209	179,594
4.35%, 06/01/28(a)	212	199,750
2.80%, 12/01/31(a)	179	141,171
7.50%, 04/15/32	310	335,795
Valero Energy Partners LP, 4.50%, 03/15/28	413	388,700
Williams Cos., Inc.
4.30%, 03/04/24	163	160,501
4.55%, 06/24/24	459	451,312
3.90%, 01/15/25	163	157,299
4.00%, 09/15/25	163	156,336
3.75%, 06/15/27	620	569,821
3.50%, 11/15/30	829	698,287
2.60%, 03/15/31	539	422,306
8.75%, 03/15/32	400	459,879
4.65%, 08/15/32	200	179,953

		91,538,787

Personal Products — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24	163	160,255
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	243	230,315
3.15%, 03/15/27	179	165,386
2.38%, 12/01/29	61	50,993
2.60%, 04/15/30	413	346,814
1.95%, 03/15/31	193	151,103
GSK Consumer Healthcare Co.
3.13%, 03/24/25	982	924,813
3.38%, 03/24/27	800	723,525
3.38%, 03/24/29	400	348,844
3.63%, 03/24/32	712	599,845

Security	Par (000)	Value

Personal Products (continued)
Procter & Gamble Co.
0.55%, 10/29/25	$349	$308,798
1.00%, 04/23/26	467	413,205
2.80%, 03/25/27	1,000	921,992
2.85%, 08/11/27	413	380,094
3.00%, 03/25/30	829	740,279
1.20%, 10/29/30	425	324,313
1.95%, 04/23/31	829	667,447
2.30%, 02/01/32(a)	480	393,943
Unilever Capital Corp.
2.00%, 07/28/26	490	440,514
2.90%, 05/05/27	490	447,597
3.50%, 03/22/28	500	460,615
2.13%, 09/06/29	655	543,228
1.38%, 09/14/30	527	398,135
1.75%, 08/12/31	200	152,338

		10,294,391

Pharmaceuticals — 3.7%
AbbVie, Inc.
3.75%, 11/14/23(a)	2,489	2,456,014
2.60%, 11/21/24	1,534	1,457,637
3.80%, 03/15/25	1,450	1,398,712
3.60%, 05/14/25	1,793	1,720,527
3.20%, 05/14/26(a)	1,190	1,108,670
2.95%, 11/21/26	1,659	1,515,048
4.25%, 11/14/28	723	680,572
3.20%, 11/21/29(a)	2,364	2,066,278
Astrazeneca Finance LLC
1.20%, 05/28/26	829	722,476
1.75%, 05/28/28	721	602,178
2.25%, 05/28/31	150	120,770
AstraZeneca PLC
3.38%, 11/16/25	741	705,277
0.70%, 04/08/26	911	785,420
3.13%, 06/12/27	413	379,203
4.00%, 01/17/29(a)	343	322,749
1.38%, 08/06/30(a)	911	696,588
Bristol-Myers Squibb Co.
0.54%, 11/13/23(a)	2,489	2,379,783
2.90%, 07/26/24	900	870,362
0.75%, 11/13/25	450	397,482
3.20%, 06/15/26	626	590,583
3.90%, 02/20/28	829	785,842
3.40%, 07/26/29	717	651,333
1.45%, 11/13/30	620	474,753
2.95%, 03/15/32(a)	615	520,268
Cigna Corp.
0.61%, 03/15/24	130	122,330
3.50%, 06/15/24	620	603,777
3.25%, 04/15/25	225	214,554
4.13%, 11/15/25	829	801,383
4.50%, 02/25/26	163	159,168
1.25%, 03/15/26	413	360,486
3.40%, 03/01/27	620	569,745
3.05%, 10/15/27	179	160,325
4.38%, 10/15/28	1,353	1,273,606
2.40%, 03/15/30	829	674,799
2.38%, 03/15/31	590	467,756
CVS Health Corp.
2.63%, 08/15/24	1,014	970,532

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.10%, 03/25/25	$118	$115,154
3.88%, 07/20/25	1,330	1,283,241
2.88%, 06/01/26	700	643,861
3.63%, 04/01/27	113	105,022
1.30%, 08/21/27	1,243	1,029,499
4.30%, 03/25/28	2,075	1,947,024
3.25%, 08/15/29	709	614,974
3.75%, 04/01/30	597	527,164
1.75%, 08/21/30	512	389,755
1.88%, 02/28/31(a)	1,023	776,253
2.13%, 09/15/31(a)	371	283,890
Eli Lilly & Co.
3.10%, 05/15/27	620	577,999
3.38%, 03/15/29	829	766,592
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	803,384
3.88%, 05/15/28	829	778,359
GlaxoSmithKline Capital, PLC, 3.38%, 06/01/29	829	747,028
Johnson & Johnson
2.63%, 01/15/25	300	287,166
0.55%, 09/01/25	339	302,388
2.45%, 03/01/26	715	667,836
0.95%, 09/01/27	600	507,700
2.90%, 01/15/28	829	762,054
1.30%, 09/01/30(a)	650	514,083
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	799,561
Merck & Co., Inc.
2.75%, 02/10/25	913	872,269
0.75%, 02/24/26	400	350,699
1.70%, 06/10/27	775	675,216
1.90%, 12/10/28	795	666,175
3.40%, 03/07/29	750	684,205
1.45%, 06/24/30	443	343,812
2.15%, 12/10/31	764	606,465
Mylan, Inc.
4.20%, 11/29/23	163	159,922
4.55%, 04/15/28	660	591,340
Novartis Capital Corp.
3.40%, 05/06/24	1,160	1,137,528
1.75%, 02/14/25	413	386,354
3.00%, 11/20/25	911	864,312
2.00%, 02/14/27	413	368,919
3.10%, 05/17/27	373	347,220
2.20%, 08/14/30	829	685,811
Pfizer, Inc.
3.40%, 05/15/24	829	811,560
0.80%, 05/28/25	285	258,390
2.75%, 06/03/26(a)	505	471,102
3.00%, 12/15/26(a)	620	579,218
3.60%, 09/15/28	359	335,180
3.45%, 03/15/29	660	603,979
2.63%, 04/01/30	829	707,842
1.70%, 05/28/30	683	544,036
1.75%, 08/18/31	829	644,108
Sanofi, 3.63%, 06/19/28	359	333,120
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,576	1,448,265
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/23	159	157,366

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
5.00%, 11/26/28	$478	$461,312
2.05%, 03/31/30	1,154	911,134
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	163	148,453
Viatris, Inc.
1.65%, 06/22/25	829	740,056
2.30%, 06/22/27	829	678,031
2.70%, 06/22/30(a)	493	368,741
Zoetis, Inc.
4.50%, 11/13/25	300	294,418
3.90%, 08/20/28	179	164,974
2.00%, 05/15/30	329	259,109

		64,677,614

Real Estate — 0.0%
Prologis LP
2.25%, 04/15/30	427	343,815
1.25%, 10/15/30	300	219,610

		563,425

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	163	158,807
2.50%, 04/01/31	193	143,827
Essential Properties LP, 2.95%, 07/15/31	129	91,782
VICI Properties LP, 5.13%, 05/15/32	500	442,995

		837,411

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	620	596,341
7.00%, 12/15/25(a)	163	172,242
3.25%, 06/15/27	1,450	1,344,461
Canadian National Railway Co.
2.95%, 11/21/24	229	219,464
2.75%, 03/01/26	463	428,816
3.85%, 08/05/32	400	360,864
Canadian Pacific Railway Co.
1.35%, 12/02/24	400	369,151
2.90%, 02/01/25	829	787,486
1.75%, 12/02/26	213	185,144
2.05%, 03/05/30	179	142,109
7.13%, 10/15/31	163	175,871
2.45%, 12/02/31	566	449,027
CSX Corp.
3.35%, 11/01/25	163	154,261
3.25%, 06/01/27	309	283,074
3.80%, 03/01/28	1,023	955,017
2.40%, 02/15/30(a)	413	338,460
4.10%, 11/15/32	300	269,988
Kansas City Southern, 2.88%, 11/15/29	57	48,067
Norfolk Southern Corp.
3.85%, 01/15/24	179	176,342
3.15%, 06/01/27(a)	727	662,862
2.55%, 11/01/29	107	89,177
3.00%, 03/15/32(a)	374	309,662
Union Pacific Corp.
3.65%, 02/15/24	179	175,924
3.75%, 07/15/25	400	387,630
3.25%, 08/15/25	163	155,690
2.75%, 03/01/26	829	771,965
2.15%, 02/05/27	103	91,811

38	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp. (continued)
3.95%, 09/10/28	$829	$779,940
3.70%, 03/01/29(a)	829	762,026
2.40%, 02/05/30	312	259,267
2.38%, 05/20/31	419	338,744
2.80%, 02/14/32	191	158,263
4.50%, 01/20/33	500	471,449

		12,870,595

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc., 3.92%, 06/01/32(a)	430	383,402
Analog Devices, Inc., 3.50%, 12/05/26	620	584,158
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,142	1,049,466
3.50%, 01/15/28	413	363,089
Broadcom, Inc.
3.15%, 11/15/25	294	274,082
3.46%, 09/15/26	309	283,608
1.95%, 02/15/28(a)(c)	198	161,325
4.00%, 04/15/29(c)	450	394,661
4.75%, 04/15/29(a)	800	743,248
4.15%, 11/15/30	596	512,603
2.45%, 02/15/31(c)	1,065	799,197
4.15%, 04/15/32(a)(c)	512	428,534
4.30%, 11/15/32	394	331,319
Flex Ltd.
4.75%, 06/15/25	250	240,880
3.75%, 02/01/26	250	231,399
4.88%, 06/15/29	413	369,377
4.88%, 05/12/30	243	211,911
Honeywell International, Inc.
2.30%, 08/15/24	829	793,904
1.35%, 06/01/25	472	432,953
2.50%, 11/01/26	600	548,233
1.10%, 03/01/27	829	710,805
2.70%, 08/15/29	293	255,213
1.95%, 06/01/30(a)	829	672,350
1.75%, 09/01/31	829	640,546
Intel Corp.
2.88%, 05/11/24	829	804,520
3.40%, 03/25/25	540	521,916
3.70%, 07/29/25	829	804,729
2.60%, 05/19/26	400	369,871
3.75%, 03/25/27	660	626,118
3.15%, 05/11/27(a)	400	369,442
1.60%, 08/12/28	297	245,000
2.45%, 11/15/29	829	685,246
3.90%, 03/25/30	550	498,520
2.00%, 08/12/31	413	315,544
4.15%, 08/05/32(a)	500	446,473
Jabil, Inc.
1.70%, 04/15/26	694	601,743
4.25%, 05/15/27	145	134,460
3.00%, 01/15/31(a)	219	170,211
Marvell Technology, Inc.
1.65%, 04/15/26(a)	736	635,827
2.45%, 04/15/28	829	677,957
2.95%, 04/15/31	393	304,971
Microchip Technology, Inc.
0.98%, 09/01/24	400	367,091
4.25%, 09/01/25	829	790,842

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
4.98%, 02/06/26	$163	$158,463
5.33%, 02/06/29	163	151,111
6.75%, 11/01/29	400	400,230
4.66%, 02/15/30	300	267,731
2.70%, 04/15/32	829	607,345
NVIDIA Corp.
3.20%, 09/16/26	829	779,785
1.55%, 06/15/28	600	495,495
2.85%, 04/01/30	546	464,572
2.00%, 06/15/31	579	450,264
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	239	221,828
4.40%, 06/01/27	400	373,508
4.30%, 06/18/29	829	740,405
3.40%, 05/01/30	465	385,322
2.50%, 05/11/31	311	233,017
2.65%, 02/15/32	308	229,133
Qorvo, Inc., 4.38%, 10/15/29	454	388,218
QUALCOMM, Inc.
3.45%, 05/20/25	600	578,862
3.25%, 05/20/27(a)	763	708,876
1.30%, 05/20/28	366	299,576
2.15%, 05/20/30(a)	500	409,756
4.25%, 05/20/32	93	87,380
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	91,265
3.00%, 06/01/31	123	91,391
Texas Instruments, Inc.
2.25%, 09/04/29	562	473,265
1.90%, 09/15/31	467	364,600
3.65%, 08/16/32	200	178,811
TSMC Arizona Corp.
1.75%, 10/25/26	450	388,858
3.88%, 04/22/27(a)	1,000	935,210
2.50%, 10/25/31	410	316,180
Xilinx, Inc., 2.38%, 06/01/30	260	212,359

		32,269,560

Software — 1.7%
Activision Blizzard, Inc.
3.40%, 06/15/27	129	119,506
1.35%, 09/15/30	61	46,268
Autodesk, Inc.
3.50%, 06/15/27	209	192,135
2.85%, 01/15/30	26	21,741
2.40%, 12/15/31	637	491,103
Electronic Arts, Inc., 1.85%, 02/15/31	213	164,275
Intuit, Inc.
0.95%, 07/15/25	625	562,902
1.35%, 07/15/27	683	576,782
1.65%, 07/15/30	166	128,096
Microsoft Corp.
3.63%, 12/15/23	829	820,944
2.88%, 02/06/24	716	700,205
2.70%, 02/12/25	1,000	960,230
3.13%, 11/03/25(a)	1,184	1,139,422
2.40%, 08/08/26	1,853	1,714,514
3.30%, 02/06/27	1,584	1,505,533
Oracle Corp. 3.40%, 07/08/24(a)	759	736,304

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
2.95%, 11/15/24	$2,903	$2,771,561
2.50%, 04/01/25(a)	1,479	1,381,835
2.95%, 05/15/25	413	388,284
1.65%, 03/25/26(a)	741	650,491
2.65%, 07/15/26	1,315	1,182,156
2.80%, 04/01/27	1,243	1,099,016
3.25%, 11/15/27(a)	620	550,236
2.30%, 03/25/28	1,148	960,317
2.95%, 04/01/30	500	407,150
3.25%, 05/15/30(a)	787	651,710
2.88%, 03/25/31	1,293	1,019,032
Roper Technologies, Inc.
2.35%, 09/15/24	156	148,133
1.00%, 09/15/25	512	452,962
3.80%, 12/15/26	163	152,511
1.40%, 09/15/27	305	250,611
2.95%, 09/15/29	359	300,150
2.00%, 06/30/30(a)	313	237,415
1.75%, 02/15/31	404	296,875
Salesforce, Inc.
3.70%, 04/11/28	609	573,849
1.50%, 07/15/28	450	375,867
1.95%, 07/15/31	689	537,842
ServiceNow, Inc., 1.40%, 09/01/30	670	493,520
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	430	417,450
3.55%, 04/14/25	388	369,982
3.70%, 04/14/27	305	281,700
4.00%, 04/14/32	359	308,941
VMware, Inc.
1.00%, 08/15/24	800	737,623
1.40%, 08/15/26	909	775,476
3.90%, 08/21/27	600	549,273
4.70%, 05/15/30	309	279,021
2.20%, 08/15/31	600	436,719
Workday, Inc.
3.50%, 04/01/27	239	220,456
3.70%, 04/01/29	279	248,429
3.80%, 04/01/32(a)	421	359,674

		29,746,227

Specialty Retail — 0.1%
AutoZone, Inc.
3.25%, 04/15/25	107	101,640
3.75%, 04/18/29	179	160,028
Best Buy Co., Inc., 1.95%, 10/01/30(a)	236	175,649
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	829	629,245
O’Reilly Automotive, Inc., 3.60%, 09/01/27	300	276,655
Ross Stores, Inc.
4.60%, 04/15/25	413	404,403
1.88%, 04/15/31(a)	179	133,095

		1,880,715

Technology Hardware, Storage & Peripherals — 1.8%
Adobe, Inc.
1.90%, 02/01/25	103	96,684
3.25%, 02/01/25	500	483,511
2.15%, 02/01/27	306	274,599
2.30%, 02/01/30	994	826,074

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc.
3.45%, 05/06/24	$829	$813,818
2.85%, 05/11/24(a)	709	689,424
1.80%, 09/11/24	1,355	1,286,416
2.75%, 01/13/25	829	795,457
2.50%, 02/09/25	66	62,957
1.13%, 05/11/25	538	491,955
3.20%, 05/13/25	620	596,831
0.55%, 08/20/25	523	466,615
0.70%, 02/08/26	413	361,637
3.25%, 02/23/26	1,584	1,510,468
2.45%, 08/04/26	1,169	1,076,092
2.05%, 09/11/26	900	813,716
3.35%, 02/09/27	909	862,057
3.20%, 05/11/27	1,243	1,164,072
2.90%, 09/12/27	829	761,902
3.00%, 11/13/27	829	766,372
1.20%, 02/08/28	989	823,699
1.40%, 08/05/28	130	107,634
3.25%, 08/08/29	400	363,537
2.20%, 09/11/29	1,023	863,974
1.65%, 05/11/30	1,160	927,979
1.25%, 08/20/30	523	400,922
1.65%, 02/08/31	1,123	879,408
1.70%, 08/05/31	130	100,818
3.35%, 08/08/32	400	352,604
Dell International LLC/EMC Corp.
4.00%, 07/15/24	829	809,094
5.85%, 07/15/25	496	496,325
6.02%, 06/15/26	1,663	1,659,944
4.90%, 10/01/26	829	795,700
5.30%, 10/01/29	1,036	969,887
Dell, Inc., 7.10%, 04/15/28	329	340,515
Fortinet, Inc.
1.00%, 03/15/26	628	538,789
2.20%, 03/15/31	183	137,459
Hewlett Packard Enterprise Co.
1.45%, 04/01/24	829	784,433
4.90%, 10/15/25	1,036	1,018,225
1.75%, 04/01/26(a)	829	733,736
HP, Inc.
2.20%, 06/17/25	413	379,689
1.45%, 06/17/26(a)	625	533,893
3.00%, 06/17/27(a)	450	396,365
4.00%, 04/15/29	430	375,685
3.40%, 06/17/30	413	335,815
2.65%, 06/17/31	329	241,072
4.20%, 04/15/32	430	352,136
NetApp, Inc., 1.88%, 06/22/25	558	504,424
Western Digital Corp.
4.75%, 02/15/26	759	701,225
2.85%, 02/01/29	26	20,103
3.10%, 02/01/32	145	100,402

		31,246,148

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.75%, 03/27/27	359	328,958

40	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
2.85%, 03/27/30(a)	$829	$719,077
VF Corp., 2.95%, 04/23/30(a)	413	333,180

		1,381,215

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.
4.50%, 10/01/24	150	141,993
6.63%, 03/15/25	400	395,048

		537,041

Tobacco — 0.7%
Altria Group, Inc.
4.00%, 01/31/24	829	815,748
2.35%, 05/06/25	656	605,289
4.40%, 02/14/26	500	479,779
2.63%, 09/16/26	209	186,363
4.80%, 02/14/29	457	420,704
3.40%, 05/06/30	359	290,891
2.45%, 02/04/32	607	431,369
BAT Capital Corp.
3.22%, 08/15/24	1,036	990,166
2.79%, 09/06/24	409	386,704
3.22%, 09/06/26	829	736,745
4.70%, 04/02/27	413	382,769
3.56%, 08/15/27	1,373	1,195,339
2.26%, 03/25/28	496	393,060
4.91%, 04/02/30	496	433,006
2.73%, 03/25/31	493	361,099
4.74%, 03/16/32(a)	454	380,676
BAT International Finance PLC
1.67%, 03/25/26	663	569,418
4.45%, 03/16/28	454	402,102
Philip Morris International, Inc.
3.25%, 11/10/24	829	797,664
1.50%, 05/01/25	300	273,404
3.38%, 08/11/25	620	587,927
2.75%, 02/25/26(a)	342	313,503
0.88%, 05/01/26	300	256,156
3.13%, 08/17/27(a)	179	160,905
2.10%, 05/01/30	259	197,422
1.75%, 11/01/30(a)	259	189,966
Reynolds American, Inc., 4.45%, 06/12/25	829	800,104

		13,038,278

Transportation Infrastructure — 0.3%
FedEx Corp.
3.25%, 04/01/26	450	422,826
3.10%, 08/05/29(a)	829	706,464
4.25%, 05/15/30(a)	309	278,887
2.40%, 05/15/31(a)	516	400,788
Ryder System, Inc.
3.88%, 12/01/23	109	107,462
2.50%, 09/01/24	213	201,369
1.75%, 09/01/26	404	354,615
2.90%, 12/01/26	161	143,408
2.85%, 03/01/27	103	91,439
4.30%, 06/15/27	110	103,040
United Parcel Service, Inc. 3.90%, 04/01/25	829	810,796

Security	Par (000)	Value

Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
2.40%, 11/15/26	$659	$599,001
3.05%, 11/15/27	413	378,768

		4,598,863

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	620	595,378
2.95%, 09/01/27	413	371,932
3.75%, 09/01/28	193	176,934
3.45%, 06/01/29	413	365,167
2.30%, 06/01/31	745	583,310
4.45%, 06/01/32	430	396,329
Essential Utilities, Inc., 2.40%, 05/01/31	129	100,110

		2,589,160

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV
3.63%, 04/22/29	916	806,538
2.88%, 05/07/30	982	804,503
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	829	746,630
Orange SA, 9.00%, 03/01/31	663	792,067
Rogers Communications, Inc.
2.95%, 03/15/25(c)	329	310,191
3.63%, 12/15/25	298	278,454
2.90%, 11/15/26(a)	179	160,280
3.20%, 03/15/27(c)	217	196,808
3.80%, 03/15/32(c)	772	657,274
T-Mobile USA, Inc.
3.50%, 04/15/25	1,166	1,112,378
1.50%, 02/15/26	829	726,953
2.25%, 02/15/26	800	718,259
2.63%, 04/15/26	450	406,111
3.75%, 04/15/27	1,653	1,524,985
4.75%, 02/01/28	700	662,536
2.05%, 02/15/28	813	674,751
3.38%, 04/15/29	1,500	1,298,775
3.88%, 04/15/30	2,864	2,533,492
2.55%, 02/15/31	1,041	823,365
3.50%, 04/15/31	1,200	1,008,968
2.25%, 11/15/31	286	216,540
2.70%, 03/15/32	625	488,751
Vodafone Group PLC
4.13%, 05/30/25	543	528,503
4.38%, 05/30/28	1,119	1,053,004
7.88%, 02/15/30	26	28,222

		18,558,338

Total Corporate Bonds — 84.9% (Cost: $1,698,407,447)		1,503,367,827

Foreign Agency Obligations

Canada — 1.5%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,543,656
2.88%, 04/28/25	1,000	961,705
0.75%, 05/19/26	1,200	1,053,560
Export Development Canada
3.38%, 08/26/25	1,300	1,257,707
3.00%, 05/25/27	1,100	1,034,760

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Hydro-Quebec, Series IO, 8.05%, 07/07/24	$400	$420,305
Province of Alberta Canada
1.88%, 11/13/24	829	783,894
1.00%, 05/20/25	739	673,181
3.30%, 03/15/28	409	382,260
1.30%, 07/22/30	659	516,366
Province of British Columbia Canada
2.25%, 06/02/26	829	764,616
0.90%, 07/20/26(a)	859	749,104
Series 10, 1.75%, 09/27/24	500	474,170
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	299,300
Province of New Brunswick Canada, 3.63%, 02/24/28	179	170,421
Province of Ontario Canada
0.63%, 01/21/26(a)	829	726,732
1.05%, 04/14/26	1,050	927,059
2.50%, 04/27/26	2,489	2,306,391
3.10%, 05/19/27(a)	800	750,089
1.05%, 05/21/27	829	707,539
2.00%, 10/02/29	829	701,616
1.13%, 10/07/30	459	351,867
1.60%, 02/25/31	1,659	1,313,563
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,487,712
2.50%, 04/20/26	681	632,625
2.75%, 04/12/27	1,659	1,542,856
1.35%, 05/28/30	1,659	1,316,341
Series QO, 2.88%, 10/16/24	713	688,808
Series QW, 2.50%, 04/09/24	359	348,050
Series QX, 1.50%, 02/11/25	859	801,652

		25,687,905

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27(a)	600	538,500
3.24%, 02/06/28	982	880,915
2.45%, 01/31/31	783	624,834
2.55%, 01/27/32(a)	478	374,573

		2,418,822

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	749,544

Hungary — 0.0%
Hungary Government International Bond
5.75%, 11/22/23	290	288,876
5.38%, 03/25/24(a)	590	583,473

		872,349

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	566,316
3.50%, 01/11/28	1,310	1,195,211
4.10%, 04/24/28(a)	478	448,663
4.75%, 02/11/29(a)	478	458,335
2.85%, 02/14/30	1,310	1,109,243
3.85%, 10/15/30	1,310	1,169,830
4.65%, 09/20/32	600	553,566

		5,501,164

Security	Par (000)	Value

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28(a)	$982	$904,238
2.75%, 07/03/30	858	744,851
State of Israel, 2.50%, 01/15/30	710	608,293

		2,257,382

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	853	794,998
1.25%, 02/17/26	2,489	2,119,110
2.88%, 10/17/29	883	709,799

		3,623,907

Japan — 0.7%
Japan Bank for International Cooperation
0.63%, 07/15/25	1,310	1,169,192
1.88%, 07/21/26	800	718,934
2.88%, 06/01/27	476	438,859
3.25%, 07/20/28	1,310	1,203,365
2.13%, 02/16/29	900	772,679
2.00%, 10/17/29	476	397,170
1.25%, 01/21/31(a)	1,310	1,005,163
1.88%, 04/15/31	986	790,906
Series DTC, 2.50%, 05/28/25(a)	2,486	2,346,009
Series DTC, 2.38%, 04/20/26	650	597,732
Series DTC, 2.25%, 11/04/26	1,500	1,354,711
Japan International Cooperation Agency, 2.75%, 04/27/27	800	733,232

		11,527,952

Mexico — 0.4%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,394,418
4.15%, 03/28/27(a)	1,028	980,198
3.75%, 01/11/28	478	437,848
4.50%, 04/22/29	1,053	979,290
3.25%, 04/16/30(a)	739	620,668
2.66%, 05/24/31	1,310	1,014,595
4.75%, 04/27/32	839	759,190
4.88%, 05/19/33	200	176,500

		7,362,707

Panama — 0.3%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,769,281
3.88%, 03/17/28(a)	633	572,390
3.16%, 01/23/30	478	388,614
2.25%, 09/29/32	1,000	693,312

		4,423,597

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25	510	529,061
2.39%, 01/23/26	359	322,943
4.13%, 08/25/27	829	777,602
2.84%, 06/20/30	243	196,496
2.78%, 01/23/31(a)	1,459	1,149,692
1.86%, 12/01/32	620	428,110

		3,403,904

Philippines — 0.4%
Philippine Government International Bond
4.20%, 01/21/24	1,883	1,847,901
10.63%, 03/16/25	700	779,702

42	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
Philippine Government International Bond (continued)
3.00%, 02/01/28	$478	$430,252
3.75%, 01/14/29(a)	489	449,322
2.46%, 05/05/30	710	583,166
7.75%, 01/14/31	1,243	1,398,512
1.65%, 06/10/31	478	355,565
6.38%, 01/15/32	600	618,066

		6,462,486

Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	666	655,302
3.25%, 04/06/26	1,036	970,473

		1,625,775

South Korea — 0.5%
Export-Import Bank of Korea
2.38%, 06/25/24	478	457,432
0.63%, 06/29/24	700	650,496
1.25%, 01/18/25	500	458,945
2.88%, 01/21/25	478	454,659
1.88%, 02/12/25	478	443,957
0.63%, 02/09/26	1,000	867,280
2.63%, 05/26/26	478	440,119
1.63%, 01/18/27	1,000	866,720
4.25%, 09/15/27	400	381,552
4.50%, 09/15/32	600	546,096
Korea Development Bank
2.13%, 10/01/24	1,200	1,135,020
4.00%, 09/08/25	850	822,519
3.38%, 09/16/25	1,000	948,312
3.00%, 01/13/26	1,310	1,232,055

		9,705,162

Supranational — 7.0%
African Development Bank
0.88%, 03/23/26	1,659	1,466,140
0.88%, 07/22/26	950	830,399
Asian Development Bank
2.63%, 01/30/24	2,489	2,427,532
0.38%, 06/11/24	2,489	2,324,203
1.50%, 10/18/24	3,489	3,287,660
2.00%, 01/22/25	1,000	945,672
0.63%, 04/29/25	1,500	1,361,936
0.38%, 09/03/25	1,000	889,242
0.50%, 02/04/26	1,659	1,456,377
1.00%, 04/14/26	1,659	1,473,073
2.00%, 04/24/26	829	761,525
2.63%, 01/12/27	829	772,345
3.13%, 08/20/27	2,000	1,890,657
2.50%, 11/02/27	1,659	1,517,066
2.75%, 01/19/28	620	572,063
5.82%, 06/16/28	3,319	3,539,509
1.75%, 09/19/29	1,659	1,403,803
1.88%, 01/24/30	789	668,445
Asian Infrastructure Investment Bank
2.25%, 05/16/24	4,302	4,143,256
0.50%, 10/30/24	850	782,309
0.50%, 01/27/26	1,050	915,710
Corp. Andina de Fomento, 1.63%, 09/23/25	700	631,444

Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction & Development
1.50%, 02/13/25	$829	$774,422
0.50%, 05/19/25	1,659	1,497,543
0.50%, 01/28/26	900	789,598
European Investment Bank
3.13%, 12/14/23	1,019	1,002,248
3.25%, 01/29/24	2,489	2,447,235
2.63%, 03/15/24	1,659	1,615,484
1.88%, 02/10/25	1,000	942,663
1.63%, 03/14/25	3,319	3,103,757
0.63%, 07/25/25	1,659	1,494,214
2.75%, 08/15/25	1,050	1,001,729
0.38%, 12/15/25	1,350	1,188,308
0.38%, 03/26/26	3,000	2,615,908
2.13%, 04/13/26	829	766,258
0.75%, 10/26/26	1,198	1,036,847
2.38%, 05/24/27(a)	2,903	2,666,061
3.25%, 11/15/27(a)	1,000	949,290
1.75%, 03/15/29	1,100	945,530
1.63%, 10/09/29(a)	620	522,586
0.88%, 05/17/30	400	313,016
Inter-American Development Bank
0.25%, 11/15/23	2,489	2,385,034
2.63%, 01/16/24	1,350	1,318,099
3.00%, 02/21/24	1,150	1,126,193
0.50%, 09/23/24	1,400	1,296,624
2.13%, 01/15/25	829	786,730
1.75%, 03/14/25	2,489	2,333,062
0.88%, 04/03/25	2,489	2,279,391
0.63%, 07/15/25	1,350	1,214,997
0.88%, 04/20/26	2,489	2,198,952
2.00%, 06/02/26	413	378,579
2.00%, 07/23/26	1,700	1,554,520
1.50%, 01/13/27	1,500	1,332,993
2.38%, 07/07/27	829	757,905
1.13%, 07/20/28	2,489	2,078,964
2.25%, 06/18/29(a)	934	820,472
1.13%, 01/13/31(a)	2,073	1,621,805
International Bank for Reconstruction & Development
2.50%, 03/19/24	2,489	2,418,536
1.63%, 01/15/25(a)	2,489	2,336,080
0.75%, 03/11/25	1,200	1,098,396
0.63%, 04/22/25	4,150	3,770,618
0.38%, 07/28/25	2,489	2,222,567
0.50%, 10/28/25	1,659	1,471,581
0.88%, 07/15/26	850	745,123
1.38%, 04/20/28	2,903	2,478,967
1.13%, 09/13/28	4,150	3,451,883
1.25%, 02/10/31(a)	4,150	3,284,822
2.50%, 03/29/32	3,000	2,587,947
Series GDIF, 1.50%, 08/28/24	1,169	1,106,009
Series GDIF, 2.50%, 11/25/24(a)	2,489	2,387,127
Series GDIF, 2.50%, 07/29/25	829	785,293
Series GDIF, 1.88%, 10/27/26	1,720	1,553,029
Series GDIF, 2.50%, 11/22/27	1,659	1,516,486
Series GDIF, 1.75%, 10/23/29(a)	2,489	2,107,427
International Finance Corp.
0.38%, 07/16/25	1,659	1,484,527
0.75%, 10/08/26	1,659	1,435,653
0.75%, 08/27/30	459	353,237

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Nordic Investment Bank
2.25%, 05/21/24	$500	$482,145
0.38%, 09/11/25	1,100	977,316

		123,272,152

Sweden — 0.2%
Svensk Exportkredit AB
1.75%, 12/12/23	478	462,742
3.63%, 09/03/24	500	489,887
0.63%, 05/14/25	1,310	1,184,262
0.50%, 08/26/25	1,310	1,165,464

		3,302,355

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	224	223,062
4.38%, 10/27/27	829	816,721
4.38%, 01/23/31(a)	823	783,290

		1,823,073

Total Foreign Agency Obligations — 12.1% (Cost: $236,628,400)		214,020,236

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	286	244,874
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	247,968
Los Angeles Community College District/CA, Refunding GO, 2.11%, 08/01/32	540	409,134
Los Angeles Unified School District/CA, GO, BAB, Series KR, 5.76%, 07/01/29	215	217,720
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	490	498,941
State of California, Refunding GO
3.38%, 04/01/25	25	24,134
3.50%, 04/01/28	285	264,689
2.50%, 10/01/29	530	449,870
University of California, RB
Series BD, 3.35%, 07/01/29	460	409,997
Series BG, 0.88%, 05/15/25	150	134,859
Series BG, 1.61%, 05/15/30	320	246,494
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	90	86,716
Series AX, 3.06%, 07/01/25	25	23,758

		3,259,154

Connecticut — 0.1%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	507,735
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	90	89,718

		597,453

Security	Par (000)	Value

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	$607	$544,573
Series A, 1.71%, 07/01/27	371	311,569
Series A, 2.15%, 07/01/30	795	620,797

		1,476,939

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Class A-1, 3.62%, 02/01/29	565	547,843

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, 3.77%, 07/15/29	320	299,033
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	125	100,017

		399,050

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,276,773
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	280	278,376

		1,555,149

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	135	132,501
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	125	128,897

		261,398

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	25	23,845

Oregon — 0.1%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	300,364
State of Oregon, GO, 5.89%, 06/01/27	610	626,422

		926,786

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	271,309

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	485,546

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	211,843

Total Municipal Bonds — 0.6% (Cost: $11,397,858)		10,016,315

44	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.0%(b)

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	$329	$252,623

Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45	413	386,453

		639,076

Total Preferred Securities — 0.0% (Cost: $742,044)		639,076

Total Long-Term Investments — 97.6% (Cost: $1,947,175,749)		1,728,043,454

	Shares

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	150,910,741	150,880,559

Total Short-Term Securities — 8.5% (Cost: $150,902,676)		150,880,559

Total Investments — 106.1% (Cost: $2,098,078,425)		1,878,924,013
Liabilities in Excess of Other Assets — (6.1)%		(108,822,396)

Net Assets — 100.0%		$1,770,101,617

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$150,912,051	(b)	$—	$(9,375)	$(22,117)	$150,880,559	150,910,741	$576,744	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,503,367,827	$—	$1,503,367,827
Foreign Agency Obligations	—	214,020,236	—	214,020,236
Municipal Bonds	—	10,016,315	—	10,016,315
Preferred Securities
Capital Trusts	—	639,076	—	639,076
Short-Term Securities
Money Market Funds	150,880,559	—	—	150,880,559

	$150,880,559	$1,728,043,454	$—	$1,878,924,013

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.3%
Fannie Mae
2.63%, 09/06/24	$4,979	$4,803,478
0.50%, 06/17/25	16,605	14,974,241
6.25%, 05/15/29	4,441	4,905,395
7.13%, 01/15/30	8,302	9,677,100
7.25%, 05/15/30	17,063	20,126,125
0.88%, 08/05/30(a)	5,819	4,466,682
6.63%, 11/15/30(a)	96	109,737
Federal Home Loan Bank
2.75%, 12/13/24	4,145	3,986,355
3.13%, 06/13/25	7,930	7,648,502
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	5,129	4,891,441
0.38%, 07/21/25	243	217,566
6.75%, 03/15/31	2,323	2,676,150
Tennessee Valley Authority, 1.50%, 09/15/31	130	99,637

		78,582,409

Total U.S. Government Sponsored Agency Securities — 2.3% (Cost: $91,619,275)		78,582,409

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	4,150	4,387,977
7.63%, 02/15/25	308	328,453
6.88%, 08/15/25	6,641	7,051,393
6.00%, 02/15/26	6,359	6,657,575
6.75%, 08/15/26	6,225	6,734,915
6.63%, 02/15/27	2,903	3,154,745
6.38%, 08/15/27	4,000	4,347,656
5.25%, 11/15/28 - 02/15/29	11,621	12,195,435
6.13%, 08/15/29	6,225	6,909,021
5.38%, 02/15/31	4,979	5,406,883
U.S. Treasury Notes
0.38%, 10/31/23 - 09/30/27(a)	208,554	187,913,864
2.75%, 11/15/23 - 08/15/32(a)	228,316	214,557,318
2.13%, 11/30/23 - 05/15/25	108,144	103,791,413
2.88%, 11/30/23 - 05/15/32(a)	158,226	148,265,335
0.13%, 12/15/23(a)	77,188	73,422,070
2.25%, 12/31/23 - 11/15/27(a)	303,144	287,627,694
0.88%, 01/31/24 - 11/15/30	73,103	61,835,244
2.50%, 01/31/24 - 05/15/24(a)	72,489	70,497,431
0.25%, 03/15/24 - 09/30/25(a)	158,957	143,954,172
2.00%, 04/30/24 - 11/15/26(a)	86,917	82,577,678
1.75%, 06/30/24 - 12/31/24(a)	74,729	71,159,601

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
3.00%, 07/31/24 - 10/31/25(a)	$64,007	$61,564,750
2.38%, 08/15/24 - 05/15/29(a)	92,181	83,570,089
1.88%, 08/31/24 - 02/15/32(a)	79,709	67,905,468
3.25%, 08/31/24 - 06/30/29(a)	40,482	38,717,703
1.50%, 09/30/24 - 11/30/28(a)	174,248	160,910,738
0.63%, 10/15/24 - 08/15/30(a)	209,181	175,825,376
0.75%, 11/15/24 - 08/31/26(a)	232,500	206,892,061
1.00%, 12/15/24 - 07/31/28(a)	66,428	58,636,981
2.63%, 04/15/25 - 07/31/29(a)	83,389	77,243,375
3.13%, 08/15/25 - 08/31/29(a)	76,803	72,816,848
3.50%, 09/15/25	5,200	5,069,188
4.25%, 10/15/25	29,000	28,845,938
1.63%, 02/15/26 - 05/15/31(a)	228,635	202,926,483
0.50%, 02/28/26	49,821	43,817,180
1.38%, 08/31/26 - 11/15/31(a)	104,550	86,560,725
1.13%, 10/31/26 - 02/15/31(a)	200,946	169,419,289
1.25%, 11/30/26 - 08/15/31(a)	318,853	270,805,964
3.88%, 09/30/29	2,900	2,848,344
4.00%, 10/31/29	20,200	20,010,625

Total U.S. Treasury Obligations — 96.3% (Cost: $3,678,005,291)		3,337,162,998

Total Long-Term Investments — 98.6% (Cost: $3,769,624,566)		3,415,745,407

	Shares

Short-Term Securities

Money Market Funds — 35.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(b)(c)(d)	1,243,048,225	1,242,799,616

Total Short-Term Securities — 35.9% (Cost: $1,242,988,872)		1,242,799,616

Total Investments — 134.5% (Cost: $5,012,613,438)		4,658,545,023
Liabilities in Excess of Other Assets — (34.5)%		(1,195,580,573)

Net Assets — 100.0%		$3,462,964,450

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2022	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$1,242,977,880	(b)	$—	$10,992	$(189,256)	$1,242,799,616	1,243,048,225	$589,887	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$78,582,409	$—	$78,582,409
U.S. Treasury Obligations	—	3,337,162,998	—	3,337,162,998
Short-Term Securities
Money Market Funds	1,242,799,616	—	—	1,242,799,616

	$1,242,799,616	$3,415,745,407	$—	$4,658,545,023

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Oklahoma Development Finance Authority, RB, 4.38%, 11/01/45	$290	$257,131

Total Asset-Backed Securities — 0.0% (Cost: $290,000)		257,131

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	329	212,686
5.40%, 10/01/48(a)	500	423,066

		635,752

Aerospace & Defense — 2.8%
3M Co.
5.70%, 03/15/37	500	484,915
3.13%, 09/19/46	813	526,017
3.63%, 10/15/47	496	347,894
4.00%, 09/14/48(a)	1,179	890,909
3.25%, 08/26/49(a)	805	535,320
3.70%, 04/15/50	413	295,088
Boeing Co.
6.13%, 02/15/33	326	311,502
3.60%, 05/01/34	800	596,836
3.25%, 02/01/35	1,325	936,333
3.55%, 03/01/38	650	439,286
3.50%, 03/01/39	350	229,536
6.88%, 03/15/39(a)	450	434,129
5.88%, 02/15/40	400	348,737
5.71%, 05/01/40	2,759	2,393,514
3.38%, 06/15/46	163	97,785
3.65%, 03/01/47(a)	250	154,061
3.85%, 11/01/48	229	144,169
3.90%, 05/01/49	620	399,576
3.75%, 02/01/50	1,197	765,884
5.81%, 05/01/50	5,038	4,332,970
3.95%, 08/01/59	900	563,652
5.93%, 05/01/60	3,173	2,682,235
Eaton Corp., 4.15%, 11/02/42(a)	913	736,274
General Dynamics Corp.
4.25%, 04/01/40	829	711,986
2.85%, 06/01/41	397	275,466
3.60%, 11/15/42	1,000	763,166
4.25%, 04/01/50	713	594,002
General Electric Co.
5.88%, 01/14/38	800	788,448
6.88%, 01/10/39	700	748,456
4.50%, 03/11/44(a)	500	410,970
4.35%, 05/01/50	450	354,666
Illinois Tool Works, Inc.
4.88%, 09/15/41	869	790,534
3.90%, 09/01/42	1,000	798,797
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	789,827
6.15%, 12/15/40	270	263,548
Lockheed Martin Corp.
3.60%, 03/01/35	450	386,027
4.50%, 05/15/36	1,659	1,507,612
5.72%, 06/01/40	300	298,284
4.07%, 12/15/42	1,161	955,003
3.80%, 03/01/45	1,243	962,628

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.70%, 05/15/46	$1,170	$1,027,395
2.80%, 06/15/50	650	411,558
4.09%, 09/15/52	1,413	1,129,722
4.15%, 06/15/53	660	526,728
5.70%, 11/15/54	1,500	1,511,195
4.30%, 06/15/62	660	526,679
5.90%, 11/15/63	225	228,815
Northrop Grumman Corp.
5.15%, 05/01/40	500	460,202
4.75%, 06/01/43	1,224	1,060,819
4.03%, 10/15/47	2,243	1,764,693
5.25%, 05/01/50	829	769,684
Parker-Hannifin Corp.
4.20%, 11/21/34	763	655,621
6.25%, 05/15/38	295	291,557
4.45%, 11/21/44	400	315,477
4.10%, 03/01/47	413	310,369
4.00%, 06/14/49	413	304,890
Raytheon Technologies Corp.
5.40%, 05/01/35	800	769,483
6.13%, 07/15/38	1,000	1,008,976
4.45%, 11/16/38	413	353,663
4.88%, 10/15/40(a)	163	143,683
4.70%, 12/15/41	426	361,068
4.50%, 06/01/42	3,524	2,995,191
4.80%, 12/15/43	350	299,815
4.15%, 05/15/45	663	520,214
3.75%, 11/01/46	1,220	893,051
4.35%, 04/15/47(a)	829	666,873
4.05%, 05/04/47	413	316,166
4.63%, 11/16/48	1,486	1,249,661
3.13%, 07/01/50	1,103	724,826
2.82%, 09/01/51	1,013	619,323
3.03%, 03/15/52	1,100	701,219
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	413	306,134
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/44	500	397,360
4.50%, 03/21/49	413	315,839

		53,983,991

Airlines — 0.0%
American Airlines Pass-Through Trust, Series A,
Class A, 2.88%, 01/11/36	829	645,165

Auto Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	413	290,820
3.10%, 12/01/51	1,479	824,817
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	647,261
BorgWarner, Inc., 4.38%, 03/15/45	400	286,217
Lear Corp.
5.25%, 05/15/49	563	439,121
3.55%, 01/15/52	136	77,298

		2,565,534

Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	400	355,789
2.60%, 09/01/50(a)	613	363,230
General Motors Co.
5.00%, 04/01/35(a)	620	515,453

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued)
6.60%, 04/01/36	$1,213	$1,143,959
5.15%, 04/01/38	963	783,582
6.25%, 10/02/43	1,463	1,284,445
5.20%, 04/01/45	1,229	948,267
6.75%, 04/01/46	642	593,260
5.40%, 04/01/48	563	442,934
5.95%, 04/01/49(a)	888	751,820

		7,182,739

Banks — 1.6%
Bank of America N.A., 6.00%, 10/15/36	1,300	1,262,954
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,202,550
5.75%, 12/01/43	1,050	922,439
5.25%, 08/04/45(a)	1,347	1,097,049
Fifth Third Bancorp, 8.25%, 03/01/38	800	906,496
First Republic Bank, 4.63%, 02/13/47	700	530,354
HSBC Bank USA NA, 7.00%, 01/15/39	261	260,484
Regions Bank, 6.45%, 06/26/37	450	445,147
Wachovia Corp., 5.50%, 08/01/35	1,500	1,364,808
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,607,415
5.61%, 01/15/44	2,292	1,999,137
4.65%, 11/04/44	2,075	1,610,412
3.90%, 05/01/45	1,903	1,376,866
4.90%, 11/17/45	1,993	1,589,348
4.40%, 06/14/46	706	520,220
4.75%, 12/07/46	2,075	1,601,432
(1 day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,081	2,454,736
(1 day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,275,908
(1 day SOFR + 4.50%), 5.01%, 04/04/51(b)	4,767	4,040,566
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,550	1,472,808
6.60%, 01/15/38	1,200	1,221,399
Westpac Banking Corp.
4.42%, 07/24/39	829	624,689
2.96%, 11/16/40	800	483,415
3.13%, 11/18/41	926	568,212

		31,438,844

Beverages — 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	4,883,527
4.90%, 02/01/46	8,488	7,279,925
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	542,313
4.00%, 01/17/43	763	590,179
4.63%, 02/01/44	538	448,569
4.90%, 02/01/46	1,463	1,254,775
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,262,923
8.20%, 01/15/39	1,253	1,495,829
5.45%, 01/23/39	2,029	1,906,178
4.35%, 06/01/40	829	693,031
4.95%, 01/15/42	1,513	1,339,102
3.75%, 07/15/42	1,025	772,958
4.60%, 04/15/48	2,459	2,027,149
4.44%, 10/06/48	523	423,580
5.55%, 01/23/49	4,039	3,803,815

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.50%, 06/01/50	$2,294	$1,872,589
4.75%, 04/15/58	1,493	1,212,920
5.80%, 01/23/59	1,629	1,549,076
4.60%, 06/01/60	1,013	799,159
Brown-Forman Corp.
4.00%, 04/15/38	413	343,599
4.50%, 07/15/45	425	367,889
Coca-Cola Co.
2.50%, 06/01/40	829	573,230
2.88%, 05/05/41	913	655,412
4.20%, 03/25/50	450	381,336
2.60%, 06/01/50	1,279	810,269
3.00%, 03/05/51	1,820	1,239,753
2.50%, 03/15/51	1,243	759,012
2.75%, 06/01/60(a)	825	497,833
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	500	446,250
Constellation Brands, Inc.
4.50%, 05/09/47	400	312,947
4.10%, 02/15/48	413	304,692
5.25%, 11/15/48	400	343,702
3.75%, 05/01/50	663	462,709
Diageo Capital PLC
5.88%, 09/30/36	500	503,574
3.88%, 04/29/43	931	717,738
Diageo Investment Corp., 4.25%, 05/11/42	163	132,605
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	550	416,680
3.50%, 01/16/50	1,930	1,230,375
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	500	395,280
4.42%, 12/15/46	413	318,433
5.09%, 05/25/48	250	214,870
3.80%, 05/01/50	663	462,149
3.35%, 03/15/51	413	263,198
4.50%, 04/15/52	1,013	796,073
Molson Coors Beverage Co.
5.00%, 05/01/42	1,450	1,213,636
4.20%, 07/15/46	1,463	1,078,733
PepsiCo, Inc.
5.50%, 01/15/40	450	452,427
2.63%, 10/21/41	1,913	1,319,189
4.00%, 03/05/42	500	412,799
4.45%, 04/14/46	800	701,806
3.45%, 10/06/46	1,399	1,046,676
4.00%, 05/02/47	450	370,185
3.38%, 07/29/49	225	165,140
2.88%, 10/15/49	813	550,937
3.63%, 03/19/50	579	450,963
2.75%, 10/21/51	1,243	812,438
4.20%, 07/18/52	675	574,718
3.88%, 03/19/60	450	350,933

		56,607,785

Biotechnology — 1.5%
Amgen, Inc.
6.38%, 06/01/37	900	933,060
6.40%, 02/01/39	300	304,126
3.15%, 02/21/40	1,829	1,302,380
5.75%, 03/15/40	350	333,989
2.80%, 08/15/41	911	609,609

50	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
4.95%, 10/01/41	$1,659	$1,457,909
5.15%, 11/15/41	663	592,373
4.40%, 05/01/45	2,045	1,649,983
4.56%, 06/15/48	1,263	1,025,088
3.38%, 02/21/50	2,029	1,351,554
4.66%, 06/15/51	3,178	2,624,332
3.00%, 01/15/52	1,160	714,567
4.20%, 02/22/52	810	618,387
4.88%, 03/01/53	400	340,257
2.77%, 09/01/53	829	473,963
4.40%, 02/22/62	1,325	1,003,590
Baxalta, Inc., 5.25%, 06/23/45	427	381,406
Biogen, Inc.
5.20%, 09/15/45	1,000	865,898
3.15%, 05/01/50	1,437	886,519
3.25%, 02/15/51	496	308,985
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,008,534
4.00%, 09/01/36	750	629,406
2.60%, 10/01/40	1,030	681,619
5.65%, 12/01/41	869	833,054
4.80%, 04/01/44	1,761	1,513,676
4.50%, 02/01/45	1,753	1,443,799
4.75%, 03/01/46(a)	1,343	1,153,679
4.15%, 03/01/47	1,753	1,368,462
2.80%, 10/01/50(a)	1,494	908,520
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	404,845
Royalty Pharma PLC
3.30%, 09/02/40	829	551,143
3.55%, 09/02/50	800	488,600
3.35%, 09/02/51	663	389,794

		29,153,106

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,279	913,020
3.58%, 04/05/50	1,693	1,135,685
Fortune Brands Home & Security, Inc., 4.50%, 03/25/52	413	272,493
Johnson Controls International PLC
6.00%, 01/15/36	300	294,932
4.63%, 07/02/44	620	494,936
5.13%, 09/14/45	400	335,786
4.50%, 02/15/47	163	125,120
4.95%, 07/02/64(c)	365	272,813
Lafarge SA, 7.13%, 07/15/36	400	414,447
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	381,404
3.20%, 07/15/51	725	451,280
Masco Corp.
4.50%, 05/15/47(a)	350	257,647
3.13%, 02/15/51	222	128,117
Owens Corning
7.00%, 12/01/36(a)	300	303,222
4.30%, 07/15/47	350	246,321
4.40%, 01/30/48	829	590,154

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co.
4.50%, 06/15/47	$413	$320,806
4.70%, 03/01/48	400	321,388

		7,259,571

Building Products — 1.4%
Home Depot, Inc.
5.88%, 12/16/36	2,776	2,854,811
3.30%, 04/15/40	1,061	794,257
5.40%, 09/15/40	413	397,827
5.95%, 04/01/41	913	927,574
4.20%, 04/01/43	1,370	1,127,924
4.88%, 02/15/44	900	801,753
4.40%, 03/15/45	1,036	858,796
4.25%, 04/01/46	1,479	1,215,462
3.90%, 06/15/47	579	443,849
4.50%, 12/06/48	1,379	1,168,038
3.13%, 12/15/49	1,146	761,007
3.35%, 04/15/50	1,298	901,377
2.38%, 03/15/51	1,145	648,245
2.75%, 09/15/51	913	555,355
3.63%, 04/15/52	1,358	982,761
4.95%, 09/15/52	780	701,172
3.50%, 09/15/56	900	610,469
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	860,926
5.00%, 04/15/40	829	717,937
2.80%, 09/15/41	1,213	772,231
4.38%, 09/15/45	829	631,804
3.70%, 04/15/46	500	349,684
4.05%, 05/03/47	1,579	1,159,431
5.13%, 04/15/50(a)	750	640,431
3.00%, 10/15/50	1,719	1,030,022
3.50%, 04/01/51	829	538,503
4.25%, 04/01/52	1,108	822,707
5.63%, 04/15/53	1,645	1,481,392
4.45%, 04/01/62	1,200	871,631
5.80%, 09/15/62	500	447,137

		26,074,513

Capital Markets — 0.2%
Brookfield Finance, Inc.
4.70%, 09/20/47(a)	713	530,557
3.45%, 04/15/50	450	266,966
3.50%, 03/30/51	581	346,261
3.63%, 02/15/52	279	169,969
CI Financial Corp., 4.10%, 06/15/51(a)	709	398,626
Franklin Resources, Inc., 2.95%, 08/12/51	225	131,574
Invesco Finance PLC, 5.38%, 11/30/43	413	361,001
Jefferies Group LLC, 6.25%, 01/15/36	650	593,634
Legg Mason, Inc., 5.63%, 01/15/44	516	466,896
Raymond James Financial, Inc.
4.95%, 07/15/46	663	561,331
3.75%, 04/01/51(a)	650	441,785

		4,268,600

Chemicals — 1.6%
Air Products & Chemicals, Inc.
2.70%, 05/15/40	708	489,635
2.80%, 05/15/50	884	563,187

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp.(a)
5.45%, 12/01/44	$350	$299,966
5.65%, 06/01/52	400	343,166
CF Industries, Inc.
5.15%, 03/15/34	663	598,054
4.95%, 06/01/43	663	529,318
5.38%, 03/15/44	663	563,418
Dow Chemical Co.
4.25%, 10/01/34(a)	1,128	953,953
9.40%, 05/15/39	129	160,587
5.25%, 11/15/41	1,126	973,099
4.38%, 11/15/42	1,063	813,121
4.63%, 10/01/44	400	311,151
5.55%, 11/30/48	829	716,745
4.80%, 05/15/49	829	657,217
3.60%, 11/15/50	963	626,890
6.90%, 05/15/53	850	858,167
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,570	1,422,688
5.42%, 11/15/48(a)	1,793	1,571,986
Eastman Chemical Co.
4.80%, 09/01/42	463	361,970
4.65%, 10/15/44	879	662,481
Ecolab, Inc.
3.95%, 12/01/47	500	390,306
2.13%, 08/15/50(a)	660	352,748
2.70%, 12/15/51(a)	841	502,949
2.75%, 08/18/55	700	403,383
Emerson Electric Co.
2.75%, 10/15/50	829	507,845
2.80%, 12/21/51	807	497,491
FMC Corp., 4.50%, 10/01/49	407	302,174
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	302,292
5.00%, 09/26/48	763	609,144
Linde, Inc.
3.55%, 11/07/42	500	376,159
2.00%, 08/10/50	583	302,868
LYB International Finance BV
5.25%, 07/15/43	700	573,491
4.88%, 03/15/44	938	733,058
LYB International Finance III LLC
3.38%, 10/01/40	741	494,876
4.20%, 10/15/49	936	644,051
4.20%, 05/01/50	963	661,776
3.63%, 04/01/51	953	593,490
3.80%, 10/01/60(a)	480	286,937
LyondellBasell Industries NV, 4.63%, 02/26/55	795	568,909
Mosaic Co.
5.45%, 11/15/33	1,036	958,501
5.63%, 11/15/43	520	454,371
Nutrien Ltd.
4.13%, 03/15/35	350	292,166
5.88%, 12/01/36(a)	410	397,314
5.63%, 12/01/40	750	684,195
4.90%, 06/01/43	413	344,111
5.25%, 01/15/45	520	446,082
5.00%, 04/01/49	620	524,742
3.95%, 05/13/50	413	298,200

Security	Par (000)	Value

Chemicals (continued)
RPM International, Inc.
5.25%, 06/01/45(a)	$163	$132,542
4.25%, 01/15/48	300	213,312
Sherwin-Williams Co.
4.50%, 06/01/47	1,629	1,288,175
3.80%, 08/15/49	727	502,923
3.30%, 05/15/50	500	316,242
2.90%, 03/15/52	500	289,817
Westlake Corp.
2.88%, 08/15/41	745	460,873
5.00%, 08/15/46	620	490,121
3.13%, 08/15/51	520	304,928
3.38%, 08/15/61	350	192,383

		31,171,744

Commercial Services & Supplies — 0.0%
GATX Corp.
5.20%, 03/15/44	300	242,749
3.10%, 06/01/51	500	278,785

		521,534

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	1,897,683
5.50%, 01/15/40	1,702	1,663,519
Juniper Networks, Inc., 5.95%, 03/15/41	413	352,317

		3,913,519

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	896,163
4.20%, 05/15/47	600	480,291

		1,376,454

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	496	346,726
Quanta Services, Inc., 3.05%, 10/01/41	451	275,722

		622,448

Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	900	690,780
Global Payments, Inc.
4.15%, 08/15/49(a)	743	500,974
5.95%, 08/15/52	555	480,132
Mastercard, Inc.
3.80%, 11/21/46	550	429,874
3.95%, 02/26/48	450	360,773
3.65%, 06/01/49	963	729,302
3.85%, 03/26/50	1,419	1,113,245
2.95%, 03/15/51	454	299,389
Moody’s Corp.
2.75%, 08/19/41	547	353,730
5.25%, 07/15/44	500	443,885
4.88%, 12/17/48	350	293,602
3.25%, 05/20/50	64	41,082
3.75%, 02/25/52(a)	716	505,611
2.55%, 08/18/60	496	254,064
3.10%, 11/29/61	384	221,611
PayPal Holdings, Inc.
3.25%, 06/01/50	700	454,721
5.05%, 06/01/52(a)	980	849,233
5.25%, 06/01/62	430	369,234

52	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc.
3.25%, 12/01/49	$545	$368,545
3.70%, 03/01/52(a)(d)	849	617,932
2.30%, 08/15/60	413	207,309
3.90%, 03/01/62(d)	450	321,983
Visa, Inc.
4.15%, 12/14/35	1,413	1,272,782
2.70%, 04/15/40	829	588,327
4.30%, 12/14/45	3,231	2,753,436
3.65%, 09/15/47	676	514,308
2.00%, 08/15/50	1,611	894,212
Western Union Co., 6.20%, 11/17/36	433	406,190

		16,336,266

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	225,750
International Paper Co.
5.00%, 09/15/35	400	364,213
6.00%, 11/15/41	600	559,148
4.80%, 06/15/44	1,041	829,527
4.40%, 08/15/47	613	479,064
4.35%, 08/15/48(a)	675	517,297
Packaging Corp. of America
4.05%, 12/15/49	538	386,877
3.05%, 10/01/51	620	374,724
Sonoco Products Co., 5.75%, 11/01/40(a)	450	408,147
WRKCo, Inc., 3.00%, 06/15/33(a)	600	455,499

		4,600,246

Diversified Financial Services — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33(a)	1,350	975,894
3.85%, 10/29/41	1,350	897,285
Bank of America Corp.
6.11%, 01/29/37(a)	1,500	1,440,496
7.75%, 05/14/38	1,550	1,709,796
5.88%, 02/07/42	1,661	1,592,531
5.00%, 01/21/44	2,536	2,165,202
4.88%, 04/01/44	829	684,954
(1 day SOFR + 1.56%), 2.97%, 07/21/52(b)	1,630	968,463
(1 day SOFR + 1.58%), 3.31%, 04/22/42(a)(b)	789	545,970
(1 day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,425	830,364
(1 day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,139	3,251,324
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	496	357,234
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,579	1,231,960
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,809	2,184,654
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	2,243	1,813,635
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	2,053	1,620,552
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	4,235	3,146,266
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52(b)	1,341	887,918
Barclays PLC
5.25%, 08/17/45(a)	1,250	984,704
4.95%, 01/10/47	1,278	951,452
(1 year CMT + 1.30%), 3.33%, 11/24/42(b)	928	561,557
(1 year CMT + 1.70%), 3.81%, 03/10/42(b)	950	561,642
Citigroup, Inc.
8.13%, 07/15/39	1,975	2,277,974
5.88%, 01/30/42	1,623	1,516,570
6.68%, 09/13/43	163	161,988

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
5.30%, 05/06/44	$413	$348,033
4.65%, 07/30/45	2,070	1,654,918
4.75%, 05/18/46	2,243	1,735,374
4.65%, 07/23/48	2,393	1,920,386
(1 day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	762,990
(1 day SOFR + 4.55%), 5.32%, 03/26/41(a)(b)	1,990	1,770,075
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	829	633,574
CME Group, Inc.
5.30%, 09/15/43	829	788,891
4.15%, 06/15/48(a)	650	530,086
Credit Suisse Group AG, 4.88%, 05/15/45	1,682	1,120,832
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,659	5,875,177
Goldman Sachs Group, Inc.
6.13%, 02/15/33(a)	1,500	1,497,293
6.75%, 10/01/37	4,949	4,893,048
6.25%, 02/01/41	2,529	2,475,926
4.80%, 07/08/44	2,386	1,945,042
5.15%, 05/22/45	2,243	1,820,374
(1 day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,043,431
(1 day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,516,963
(1 day SOFR + 1.63%), 3.44%, 02/24/43(b)	2,504	1,704,718
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	2,509	1,953,603
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	1,579	1,279,980
HSBC Holdings PLC
6.50%, 05/02/36	3,403	2,893,468
6.50%, 09/15/37	2,440	2,112,843
6.80%, 06/01/38	1,350	1,166,829
6.10%, 01/14/42	829	769,244
5.25%, 03/14/44	1,418	1,069,885
Intercontinental Exchange, Inc.
4.60%, 03/15/33	1,453	1,333,210
2.65%, 09/15/40	1,579	1,040,431
4.25%, 09/21/48	1,263	979,267
3.00%, 06/15/50	1,259	784,358
4.95%, 06/15/52	1,046	904,360
3.00%, 09/15/60(a)	1,285	742,766
5.20%, 06/15/62	1,025	913,221
JPMorgan Chase & Co.
6.40%, 05/15/38(a)	2,561	2,638,736
5.50%, 10/15/40	1,259	1,157,112
5.60%, 07/15/41	1,804	1,691,693
5.40%, 01/06/42(a)	1,329	1,215,988
5.63%, 08/16/43	1,413	1,268,782
4.85%, 02/01/44	1,026	874,281
4.95%, 06/01/45	1,536	1,270,726
(1 day SOFR + 1.46%), 3.16%, 04/22/42(b)	2,408	1,645,534
(1 day SOFR + 1.51%), 2.53%, 11/19/41(a)(b)	1,993	1,229,584
(1 day SOFR + 1.58%), 3.33%, 04/22/52(b)	1,091	708,335
(1 day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,409	1,503,776
(1 day SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,136,804
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,900	1,384,244
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	3,573	2,626,332
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,513	1,125,848
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	2,029	1,573,006
Kimberly-Clark Corp.
6.63%, 08/01/37	600	656,083
5.30%, 03/01/41	163	154,624
3.20%, 07/30/46	136	93,324

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Kimberly-Clark Corp. (continued)
3.90%, 05/04/47	$620	$471,959
2.88%, 02/07/50(a)	660	423,127
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	741,413
4.34%, 01/09/48	1,001	667,613
(5 year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	672,026
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	163	131,441
3.75%, 07/18/39	1,832	1,370,407
Morgan Stanley
6.38%, 07/24/42	2,369	2,400,478
4.30%, 01/27/45	2,479	1,909,971
4.38%, 01/22/47	1,000	777,016
(1 day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,064	1,207,858
(1 day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,455,783
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	2,489	2,038,205
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,979	1,555,224
Nasdaq, Inc.
2.50%, 12/21/40	600	362,248
3.25%, 04/28/50	430	274,206
3.95%, 03/07/52(a)	500	362,722
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	290,263
2.93%, 09/17/41	780	479,231
3.05%, 01/14/42	450	291,860

		127,138,844

Diversified Telecommunication Services — 3.9%
AT&T, Inc.
2.55%, 12/01/33	3,580	2,638,264
4.50%, 05/15/35	2,155	1,857,339
5.25%, 03/01/37	1,650	1,503,786
4.90%, 08/15/37	375	327,997
6.30%, 01/15/38(a)	700	701,828
4.85%, 03/01/39	1,900	1,629,897
5.35%, 09/01/40(a)	1,000	885,014
3.50%, 06/01/41	2,300	1,624,978
4.30%, 12/15/42	2,200	1,694,662
3.10%, 02/01/43	1,300	847,750
4.65%, 06/01/44	125	99,694
4.35%, 06/15/45	1,000	761,404
4.75%, 05/15/46	2,000	1,631,361
5.65%, 02/15/47	900	830,712
5.45%, 03/01/47	300	266,654
4.50%, 03/09/48	1,850	1,428,826
4.55%, 03/09/49	850	661,819
3.65%, 06/01/51(a)	2,800	1,862,459
3.30%, 02/01/52	800	501,979
3.50%, 09/15/53	6,489	4,164,834
3.55%, 09/15/55	6,833	4,348,262
3.80%, 12/01/57	5,499	3,623,700
3.65%, 09/15/59(a)	5,961	3,760,170
3.85%, 06/01/60(a)	1,400	923,549
3.50%, 02/01/61	750	457,240
Telefonica Emisiones SA
7.05%, 06/20/36	1,890	1,834,723
4.67%, 03/06/38	655	493,927
5.21%, 03/08/47	2,267	1,704,371
4.90%, 03/06/48	1,182	842,855
5.52%, 03/01/49	1,000	785,401

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.50%, 08/10/33	$2,200	$1,960,045
4.40%, 11/01/34	1,993	1,725,451
4.27%, 01/15/36	2,036	1,711,300
5.25%, 03/16/37	1,500	1,390,457
4.81%, 03/15/39	1,242	1,074,501
2.65%, 11/20/40	3,013	1,912,539
3.40%, 03/22/41	3,186	2,265,196
2.85%, 09/03/41	1,288	842,010
3.85%, 11/01/42	163	121,326
6.55%, 09/15/43	900	929,356
4.13%, 08/15/46	950	714,831
4.86%, 08/21/46	2,359	1,968,763
4.52%, 09/15/48	1,250	999,599
4.00%, 03/22/50	1,579	1,156,957
2.88%, 11/20/50	2,823	1,665,916
3.55%, 03/22/51	3,049	2,058,066
3.88%, 03/01/52	1,322	934,195
5.01%, 08/21/54	800	676,327
4.67%, 03/15/55	750	604,642
2.99%, 10/30/56	3,689	2,122,623
3.00%, 11/20/60	2,025	1,130,334
3.70%, 03/22/61(a)	2,312	1,512,246

		74,172,135

Education — 1.0%
American University, Series 2019, 3.67%, 04/01/49	111	79,951
Brown University in Providence in the State of Rhode Island & Providence Plant, Series A, 2.92%, 09/01/50	225	149,591
California Institute of Technology
4.70%, 11/01/2111	250	193,326
3.65%, 09/01/2119	1,829	1,083,300
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122	279	238,016
Duke University
Series 2020, 2.68%, 10/01/44	225	152,841
Series 2020, 2.83%, 10/01/55	930	569,716
Emory University, Series 2020, 2.97%, 09/01/50	288	184,976
Ford Foundation, Series 2020, 2.82%, 06/01/70	2,520	1,374,763
George Washington University
4.87%, 09/15/45	26	22,698
Series 2014, 4.30%, 09/15/44	163	132,426
Series 2018, 4.13%, 09/15/48	106	81,900
Georgetown University, Series 20A, 2.94%, 04/01/50	27	15,794
Howard University, Series 22A, 5.21%, 10/01/52(a)	64	47,751
Leland Stanford Junior University
3.65%, 05/01/48	620	480,748
2.41%, 06/01/50	225	133,200
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,723,661
3.07%, 04/01/52	230	156,994
5.60%, 07/01/2111	413	391,857
4.68%, 07/01/2114	225	177,513
3.89%, 07/01/2116	1,000	660,267
Series F, 2.99%, 07/01/50	216	146,589
Series G, 2.29%, 07/01/51	101	58,234
Northwestern University, 3.87%, 12/01/48	26	20,453
President & Fellows of Harvard College 3.15%, 07/15/46	2,113	1,527,799

54	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
President & Fellows of Harvard College (continued)
2.52%, 10/15/50	$133	$80,638
3.30%, 07/15/56	579	401,634
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	193,034
Thomas Jefferson University, 3.85%, 11/01/57	66	44,216
Trustees of Boston College, 3.13%, 07/01/52	413	266,633
Trustees of Princeton University
5.70%, 03/01/39	413	425,453
4.20%, 03/01/52	2,000	1,694,871
Series 2020, 2.52%, 07/01/50	346	214,735
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	61,383
Series 2020, 2.40%, 10/01/50	94	54,463
University of Chicago
3.00%, 10/01/52	2,000	1,320,135
Series C, 2.55%, 04/01/50(a)	64	40,806
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	380,259
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	20,333
University of Southern California
3.03%, 10/01/39	130	98,989
2.81%, 10/01/50	63	39,248
Series 2017, 3.84%, 10/01/47	1,000	778,383
Series 21A, 2.95%, 10/01/51	883	556,957
Series A, 3.23%, 10/01/2120	61	32,602
Washington University(a)
4.35%, 04/15/2122	29	20,614
Series 2022, 3.52%, 04/15/54	2,350	1,688,197
William Marsh Rice University, 3.77%, 05/15/55	215	158,630
Yale University, Series 2020, 2.40%, 04/15/50	113	67,367

		18,443,944

Electric Utilities — 9.5%
AEP Texas, Inc.
3.45%, 05/15/51	829	537,237
5.25%, 05/15/52	880	767,163
Series H, 3.45%, 01/15/50	163	107,056
AEP Transmission Co. LLC
3.80%, 06/15/49	829	597,128
3.15%, 09/15/49	64	40,661
Series M, 3.65%, 04/01/50	413	289,985
Series N, 2.75%, 08/15/51	329	192,986
Series O, 4.50%, 06/15/52	2,000	1,617,712
Alabama Power Co.
6.13%, 05/15/38	829	828,436
3.75%, 03/01/45	618	449,086
4.30%, 01/02/46	163	128,825
3.45%, 10/01/49	120	81,136
3.13%, 07/15/51	496	319,153
3.00%, 03/15/52	550	346,319
Series B, 3.70%, 12/01/47	1,077	770,889
Ameren Illinois Co.
4.15%, 03/15/46	413	324,118
4.50%, 03/15/49	250	206,143
3.25%, 03/15/50	797	524,250
American Electric Power Co., Inc., 3.25%, 03/01/50	829	515,278
Appalachian Power Co.
4.40%, 05/15/44	163	125,724
4.45%, 06/01/45	1,000	771,983

Security	Par (000)	Value

Electric Utilities (continued)
Appalachian Power Co. (continued)
Series Z, 3.70%, 05/01/50	$650	$441,171
Arizona Public Service Co.
5.05%, 09/01/41	163	135,151
4.50%, 04/01/42	829	645,672
3.75%, 05/15/46	750	513,342
4.20%, 08/15/48	163	119,451
3.50%, 12/01/49	911	585,392
3.35%, 05/15/50(a)	500	310,060
Avista Corp.
4.35%, 06/01/48	496	390,118
4.00%, 04/01/52	300	221,434
Baltimore Gas & Electric Co.
6.35%, 10/01/36	163	166,953
3.50%, 08/15/46	579	405,748
3.20%, 09/15/49	145	95,408
2.90%, 06/15/50	371	228,522
4.55%, 06/01/52(a)	630	515,638
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,584,387
5.95%, 05/15/37	829	820,224
5.15%, 11/15/43	563	497,907
4.50%, 02/01/45	679	549,843
3.80%, 07/15/48	413	296,937
4.45%, 01/15/49	413	331,659
4.25%, 10/15/50	829	640,226
2.85%, 05/15/51	1,429	856,498
4.60%, 05/01/53(d)	1,029	848,365
Black Hills Corp.
4.35%, 05/01/33	329	281,519
4.20%, 09/15/46	250	177,833
3.88%, 10/15/49	288	194,622
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	19,342
4.50%, 04/01/44	800	673,394
3.95%, 03/01/48	163	124,688
Sereis AJ, 4.85%, 10/01/52	500	440,173
Series AC, 4.25%, 02/01/49	950	759,642
Series AD, 2.90%, 07/01/50	250	157,118
Series AF, Class AF, 3.35%, 04/01/51	413	282,283
Series AH, Class AH, 3.60%, 03/01/52	800	569,036
Series K2, 6.95%, 03/15/33	220	240,049
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	111,335
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	244,977
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	660	641,522
Commonwealth Edison Co.
5.90%, 03/15/36	800	802,402
6.45%, 01/15/38	350	363,867
4.60%, 08/15/43	300	252,627
3.70%, 03/01/45	163	118,897
3.65%, 06/15/46	620	445,110
4.00%, 03/01/48	829	636,630
4.00%, 03/01/49	829	622,023
3.00%, 03/01/50	413	262,525
Series 123, 3.75%, 08/15/47	900	657,656
Series 127, 3.20%, 11/15/49	505	334,462
Series 130, 3.13%, 03/15/51	329	212,373
Series 131, 2.75%, 09/01/51	413	247,213
Series 133, 3.85%, 03/15/52	659	490,136

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Connecticut Light and Power Co.
4.00%, 04/01/48	$1,200	$928,925
Series A, 4.15%, 06/01/45	600	476,572
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	374,375
3.95%, 03/01/43	547	411,627
4.45%, 03/15/44	663	532,576
4.50%, 12/01/45	163	130,574
3.85%, 06/15/46	829	603,031
3.20%, 12/01/51	2,000	1,271,412
4.50%, 05/15/58	829	626,992
3.70%, 11/15/59	480	318,545
3.60%, 06/15/61	620	409,555
A, 4.13%, 05/15/49	413	308,633
C, 3.00%, 12/01/60	660	374,958
Series 06-A, 5.85%, 03/15/36	1,000	971,519
Series 07-A, 6.30%, 08/15/37	393	399,511
Series 09-C, 5.50%, 12/01/39	867	793,563
Series 12-A, 4.20%, 03/15/42	329	256,802
Series 2017, 3.88%, 06/15/47	400	290,501
Series 20B, 3.95%, 04/01/50	829	610,089
Series C, 4.30%, 12/01/56	413	302,929
Series C, 4.00%, 11/15/57	620	438,460
Series E, 4.65%, 12/01/48	413	336,657
Constellation Energy Generation LLC
6.25%, 10/01/39	697	669,256
5.75%, 10/01/41	413	372,603
5.60%, 06/15/42	869	764,413
Consumers Energy Co.
3.25%, 08/15/46	1,000	683,220
4.05%, 05/15/48	450	349,502
4.35%, 04/15/49	829	672,945
3.10%, 08/15/50	440	286,194
3.50%, 08/01/51	829	577,411
2.65%, 08/15/52	59	34,779
4.20%, 09/01/52	510	407,051
2.50%, 05/01/60	874	457,791
Dayton Power and Light Co., 3.95%, 06/15/49	350	261,561
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	769,883
4.60%, 06/15/43	163	135,785
5.10%, 06/01/65	413	354,031
Dominion Energy, Inc.
7.00%, 06/15/38	163	167,560
4.70%, 12/01/44	829	673,607
Series A, 4.60%, 03/15/49	413	333,023
Series B, 5.95%, 06/15/35	290	281,094
Series B, 4.85%, 08/15/52	400	328,283
Series C, 3.30%, 04/15/41	225	159,277
Series C, 4.90%, 08/01/41	409	345,218
Series E, 6.30%, 03/15/33(a)	255	258,364
DTE Electric Co.
4.30%, 07/01/44(a)	300	242,593
3.70%, 03/15/45	534	395,340
3.70%, 06/01/46	163	119,328
3.75%, 08/15/47	630	464,815
3.95%, 03/01/49	750	575,806
2.95%, 03/01/50(a)	829	528,161
Series A, 4.00%, 04/01/43	97	75,460
Series A, 4.05%, 05/15/48	163	127,149
Series B, 3.25%, 04/01/51	329	220,741

Security	Par (000)	Value

Electric Utilities (continued)
DTE Electric Co. (continued)
Series B, 3.65%, 03/01/52	$117	$84,005
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	401,538
6.05%, 04/15/38	511	510,176
5.30%, 02/15/40	963	897,781
4.25%, 12/15/41	829	665,579
4.00%, 09/30/42	413	320,332
3.88%, 03/15/46	800	598,765
3.70%, 12/01/47	413	296,015
3.95%, 03/15/48	829	623,645
3.20%, 08/15/49	769	506,931
3.45%, 04/15/51	225	152,737
3.55%, 03/15/52	892	621,572
Duke Energy Corp.
3.30%, 06/15/41	1,279	865,932
4.80%, 12/15/45	463	374,074
3.75%, 09/01/46	1,243	854,186
3.95%, 08/15/47	413	291,947
4.20%, 06/15/49	413	300,732
3.50%, 06/15/51	829	537,605
5.00%, 08/15/52(a)	800	661,584
Duke Energy Florida LLC
6.35%, 09/15/37	450	458,499
5.65%, 04/01/40	300	284,612
3.40%, 10/01/46	863	580,604
3.00%, 12/15/51	300	188,483
Duke Energy Indiana LLC
6.12%, 10/15/35	500	494,491
6.35%, 08/15/38	450	453,807
6.45%, 04/01/39	200	202,831
3.75%, 05/15/46	413	295,077
2.75%, 04/01/50	500	294,269
Series WWW, 4.90%, 07/15/43	163	137,176
Series YYY, 3.25%, 10/01/49	800	511,716
Duke Energy Ohio, Inc., 3.70%, 06/15/46	163	113,753
Duke Energy Progress LLC
6.30%, 04/01/38	300	307,036
4.10%, 05/15/42	797	625,558
4.10%, 03/15/43	863	672,670
4.38%, 03/30/44	326	263,273
4.15%, 12/01/44	413	321,434
4.20%, 08/15/45	963	754,932
3.70%, 10/15/46	413	299,800
3.60%, 09/15/47	829	585,265
2.50%, 08/15/50	413	230,762
2.90%, 08/15/51	1,026	626,810
4.00%, 04/01/52(a)	100	75,556
El Paso Electric Co., 6.00%, 05/15/35	413	388,208
Emera U.S. Finance LP, 4.75%, 06/15/46	988	732,539
Entergy Arkansas LLC
4.20%, 04/01/49	450	347,960
2.65%, 06/15/51	975	552,547
3.35%, 06/15/52	413	268,088
Entergy Corp., 3.75%, 06/15/50(a)	464	313,375
Entergy Louisiana LLC
4.00%, 03/15/33	863	752,910
3.10%, 06/15/41	400	274,352
4.95%, 01/15/45	350	299,758
4.20%, 09/01/48	613	473,600
4.20%, 04/01/50	829	630,088

56	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Louisiana LLC (continued)
2.90%, 03/15/51	$1,243	$742,599
4.75%, 09/15/52	500	416,150
Entergy Mississippi LLC, 3.85%, 06/01/49	413	295,698
Entergy Texas, Inc.
3.55%, 09/30/49	130	86,959
5.00%, 09/15/52(a)	200	169,369
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	310,702
4.25%, 12/01/45	829	636,566
3.25%, 09/01/49	413	269,405
3.45%, 04/15/50	413	278,766
Evergy Metro, Inc.
5.30%, 10/01/41	340	305,929
Series 2019, 4.13%, 04/01/49	550	414,288
Eversource Energy, 3.45%, 01/15/50	329	219,127
Exelon Corp.
4.95%, 06/15/35	700	630,297
5.63%, 06/15/35	300	291,116
5.10%, 06/15/45	163	140,563
4.45%, 04/15/46	1,200	940,697
4.70%, 04/15/50	1,413	1,136,226
4.10%, 03/15/52(a)(d)	959	705,485
Florida Power & Light Co.
4.95%, 06/01/35	1,055	993,011
5.95%, 02/01/38	800	799,687
5.96%, 04/01/39	250	250,796
5.69%, 03/01/40	413	402,224
5.25%, 02/01/41	413	383,650
4.13%, 02/01/42	413	335,316
4.05%, 06/01/42	700	560,936
4.05%, 10/01/44	620	489,541
3.70%, 12/01/47	829	614,840
3.95%, 03/01/48	1,013	783,904
4.13%, 06/01/48	413	328,639
3.99%, 03/01/49	413	321,015
3.15%, 10/01/49	733	491,982
2.88%, 12/04/51(a)	800	510,216
Georgia Power Co.
4.30%, 03/15/42	829	669,226
4.30%, 03/15/43	340	270,334
5.13%, 05/15/52	930	832,111
Series A, 3.25%, 03/15/51(a)	600	388,556
Series B, 3.70%, 01/30/50(a)	829	589,142
Iberdrola International BV, 6.75%, 07/15/36	400	395,905
Idaho Power Co., Series K, 4.20%, 03/01/48	400	309,795
Indiana Michigan Power Co.
6.05%, 03/15/37	113	111,203
4.25%, 08/15/48	163	123,415
Series K, 4.55%, 03/15/46	96	76,328
Series L, 3.75%, 07/01/47	829	583,265
Interstate Power and Light Co.
6.25%, 07/15/39	260	258,554
3.70%, 09/15/46	413	286,270
3.50%, 09/30/49	477	324,629
3.10%, 11/30/51	355	219,458
ITC Holdings Corp., 5.30%, 07/01/43	200	170,224
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	666	614,672
Kentucky Utilities Co.
5.13%, 11/01/40	850	756,125

Security	Par (000)	Value

Electric Utilities (continued)
Kentucky Utilities Co. (continued)
4.38%, 10/01/45	$829	$661,716
3.30%, 06/01/50	225	147,856
Louisville Gas & Electric Co., 4.25%, 04/01/49	829	638,435
MidAmerican Energy Co.
5.80%, 10/15/36	300	297,060
4.80%, 09/15/43	163	140,419
4.40%, 10/15/44	829	678,625
4.25%, 05/01/46	1,000	797,871
3.65%, 08/01/48	413	298,180
4.25%, 07/15/49	1,243	993,579
3.15%, 04/15/50	163	106,434
2.70%, 08/01/52	225	134,704
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	318,974
Series B, 3.10%, 07/30/51	413	249,413
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	215,361
4.30%, 03/15/49	413	324,370
Nevada Power Co.
5.90%, 05/01/53	100	98,717
Series EE, 3.13%, 08/01/50	329	203,838
Series N, 6.65%, 04/01/36	600	624,407
NextEra Energy Capital Holdings, Inc., 3.00%, 01/15/52	454	278,487
Northern States Power Co.
6.20%, 07/01/37	1,000	1,038,998
3.40%, 08/15/42	130	95,299
4.13%, 05/15/44	250	200,515
4.00%, 08/15/45	250	194,666
3.60%, 05/15/46	500	366,701
3.60%, 09/15/47	953	686,955
2.90%, 03/01/50	366	232,494
3.20%, 04/01/52	145	96,243
4.50%, 06/01/52	626	527,329
NorthWestern Corp., 4.18%, 11/15/44	350	265,428
NSTAR Electric Co., 4.55%, 06/01/52	1,231	1,035,085
Oglethorpe Power Corp.
5.95%, 11/01/39	350	324,809
5.38%, 11/01/40	300	255,568
4.50%, 04/01/47(a)(d)	479	358,826
5.05%, 10/01/48	829	665,161
3.75%, 08/01/50	163	109,036
Ohio Edison Co., 6.88%, 07/15/36	300	312,517
Ohio Power Co.
4.15%, 04/01/48	829	618,548
Series R, 2.90%, 10/01/51	359	214,340
Oklahoma Gas and Electric Co., 4.15%, 04/01/47	500	381,814
Oncor Electric Delivery Co. LLC
7.25%, 01/15/33	350	392,402
5.25%, 09/30/40	163	152,239
4.55%, 12/01/41	1,000	855,255
5.30%, 06/01/42	295	276,364
3.75%, 04/01/45	163	121,419
3.80%, 09/30/47	829	630,271
4.10%, 11/15/48	413	323,653
3.80%, 06/01/49	829	616,559
3.10%, 09/15/49	809	526,171
2.70%, 11/15/51	626	376,167
4.60%, 06/01/52(d)	500	424,061
4.95%, 09/15/52(d)	500	448,166

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co.
4.50%, 07/01/40	$1,659	$1,237,103
3.30%, 08/01/40	741	481,189
4.20%, 06/01/41	1,262	887,764
4.60%, 06/15/43	350	250,870
4.75%, 02/15/44	413	297,911
4.30%, 03/15/45	1,026	691,127
4.25%, 03/15/46	700	465,846
4.00%, 12/01/46	510	324,278
3.95%, 12/01/47	655	422,371
4.95%, 07/01/50(a)	2,646	1,972,453
3.50%, 08/01/50	1,745	1,064,426
5.25%, 03/01/52	543	417,698
PacifiCorp.
5.25%, 06/15/35	163	153,030
5.75%, 04/01/37	500	474,555
6.25%, 10/15/37	700	695,868
6.35%, 07/15/38	243	248,224
6.00%, 01/15/39	500	489,067
4.10%, 02/01/42	163	125,807
4.13%, 01/15/49	829	632,503
4.15%, 02/15/50	413	315,003
3.30%, 03/15/51	1,000	658,382
2.90%, 06/15/52	1,726	1,053,525
PECO Energy Co.
3.90%, 03/01/48	829	627,146
3.00%, 09/15/49	126	80,255
3.05%, 03/15/51	57	36,448
2.85%, 09/15/51	243	149,122
4.60%, 05/15/52	1,000	845,406
4.38%, 08/15/52	200	162,177
Potomac Electric Power Co.
6.50%, 11/15/37	450	472,399
4.15%, 03/15/43	563	443,268
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	253,357
4.75%, 07/15/43	163	139,587
4.15%, 10/01/45	300	232,275
3.95%, 06/01/47	400	304,216
4.15%, 06/15/48	400	312,934
3.00%, 10/01/49	110	69,816
Progress Energy, Inc., 6.00%, 12/01/39	800	757,245
Public Service Co. of Colorado
3.60%, 09/15/42	163	120,538
3.80%, 06/15/47	829	616,043
4.05%, 09/15/49	829	639,331
Series 36, 2.70%, 01/15/51	660	395,511
Series 39, 4.50%, 06/01/52	550	456,839
Public Service Co. of New Hampshire, 3.60%, 07/01/49	829	594,989
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	130	79,980
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	287,572
3.95%, 05/01/42	385	302,399
3.80%, 01/01/43	260	199,310
3.80%, 03/01/46	1,036	774,264
3.60%, 12/01/47	250	179,315
3.85%, 05/01/49	413	306,529
3.20%, 08/01/49	300	198,395
3.15%, 01/01/50	329	214,730

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
2.70%, 05/01/50	$300	$179,986
2.05%, 08/01/50	300	153,388
3.00%, 03/01/51	829	523,678
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	398,527
5.76%, 10/01/39	300	284,307
5.80%, 03/15/40	413	393,589
4.30%, 05/20/45	400	310,537
4.22%, 06/15/48	413	319,035
3.25%, 09/15/49	620	399,854
2.89%, 09/15/51	300	179,519
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	397,532
4.15%, 05/15/48	829	640,870
3.70%, 03/15/52(a)	400	288,620
Series RRR, 3.75%, 06/01/47	300	214,229
Series TTT, 4.10%, 06/15/49	300	227,144
Series UUU, 3.32%, 04/15/50	300	200,113
Series WWW, 2.95%, 08/15/51	600	378,248
Sempra Energy
3.80%, 02/01/38	829	628,421
6.00%, 10/15/39	700	666,585
4.00%, 02/01/48	829	591,117
Southern California Edison Co.
6.00%, 01/15/34	1,243	1,216,572
5.63%, 02/01/36	300	276,706
6.05%, 03/15/39(a)	700	670,331
4.50%, 09/01/40	829	658,835
4.05%, 03/15/42	340	251,646
4.65%, 10/01/43(a)	1,038	830,041
4.00%, 04/01/47	1,479	1,055,114
3.65%, 02/01/50	1,429	955,339
3.45%, 02/01/52	880	574,861
Series 04-G, 5.75%, 04/01/35	300	284,591
Series 05-E, 5.35%, 07/15/35	300	274,259
Series 08-A, 5.95%, 02/01/38	413	390,881
Series 13-A, 3.90%, 03/15/43	307	219,317
Series 20A, 2.95%, 02/01/51	1,000	588,778
Series B, 4.88%, 03/01/49	413	331,621
Series C, 3.60%, 02/01/45	163	107,219
Series C, 4.13%, 03/01/48	829	602,988
Series E, 5.45%, 06/01/52	243	212,455
Series H, 3.65%, 06/01/51	229	153,544
Southern Co.
4.25%, 07/01/36	550	458,682
4.40%, 07/01/46(a)	1,570	1,218,939
Southern Power Co.
5.15%, 09/15/41	900	757,333
5.25%, 07/15/43	413	346,111
Series F, 4.95%, 12/15/46	829	669,902
Southwestern Electric Power Co.
6.20%, 03/15/40	300	285,645
3.25%, 11/01/51	329	203,182
Series J, 3.90%, 04/01/45	340	237,620
Series L, 3.85%, 02/01/48	413	282,454
Southwestern Public Service Co.
3.40%, 08/15/46	250	170,512
3.70%, 08/15/47	413	292,514
3.75%, 06/15/49	829	593,835
Series 8, 3.15%, 05/01/50	329	213,797

58	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Tampa Electric Co.
4.10%, 06/15/42	$163	$124,893
4.30%, 06/15/48	329	256,403
4.45%, 06/15/49	1,036	830,514
5.00%, 07/15/52	175	153,645
Toledo Edison Co., 6.15%, 05/15/37	26	26,098
Tucson Electric Power Co.
4.85%, 12/01/48	163	134,962
4.00%, 06/15/50	500	362,992
3.25%, 05/01/51	130	81,477
Union Electric Co.
5.30%, 08/01/37	300	277,529
3.90%, 09/15/42	1,000	765,220
3.65%, 04/15/45	285	203,297
4.00%, 04/01/48	829	626,001
3.25%, 10/01/49	413	272,177
3.90%, 04/01/52(a)	829	623,820
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,016,096
8.88%, 11/15/38	950	1,183,337
4.00%, 01/15/43	463	352,707
4.45%, 02/15/44	538	433,454
4.60%, 12/01/48	374	306,453
3.30%, 12/01/49	209	139,489
2.45%, 12/15/50	591	329,541
2.95%, 11/15/51	413	255,236
Series A, 6.00%, 05/15/37	863	853,957
Series B, 6.00%, 01/15/36	829	821,688
Series B, 4.20%, 05/15/45	300	232,480
Series B, 3.80%, 09/15/47	413	301,102
Series C, 4.00%, 11/15/46	225	168,769
Series C, 4.63%, 05/15/52	1,279	1,061,617
Series D, 4.65%, 08/15/43	413	342,405
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	480,689
4.30%, 10/15/48	620	481,550
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	204,065
Wisconsin Public Service Corp.
3.30%, 09/01/49	516	343,929
2.85%, 12/01/51	153	92,930
Xcel Energy, Inc.
6.50%, 07/01/36	650	669,512
4.80%, 09/15/41	163	132,824
3.50%, 12/01/49	1,130	759,022

		182,381,468

Electrical Equipment — 0.2%
Eaton Corp.
4.15%, 03/15/33	1,200	1,064,340
4.70%, 08/23/52(a)	800	679,318
Fortive Corp., 4.30%, 06/15/46	900	664,318
Rockwell Automation, Inc., 4.20%, 03/01/49	829	661,808

		3,069,784

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	448,175
Corning, Inc.
4.75%, 03/15/42	550	462,687
5.35%, 11/15/48	620	535,836
3.90%, 11/15/49	163	111,295
4.38%, 11/15/57	620	441,715

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc. (continued)
5.85%, 11/15/68(a)	$496	$422,231
5.45%, 11/15/79	963	772,319
Rockwell Automation, Inc., 2.80%, 08/15/61	410	224,757
Tyco Electronics Group SA, 7.13%, 10/01/37	400	440,481

		3,859,496

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	837,146
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	1,243	900,724
Halliburton Co.
4.85%, 11/15/35	829	732,363
6.70%, 09/15/38	800	803,099
7.45%, 09/15/39	450	480,231
4.50%, 11/15/41	450	351,996
4.75%, 08/01/43	1,036	834,608
5.00%, 11/15/45(a)	1,959	1,622,564
NOV, Inc., 3.95%, 12/01/42	847	558,918

		7,121,649

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	50,554
Republic Services, Inc.
2.38%, 03/15/33(a)	1,243	951,342
5.70%, 05/15/41	600	575,132
3.05%, 03/01/50	350	225,430
Waste Connections, Inc.
3.05%, 04/01/50	829	530,207
2.95%, 01/15/52	650	402,355
Waste Management, Inc.
2.95%, 06/01/41	470	330,034
4.10%, 03/01/45	355	285,648
4.15%, 07/15/49(a)	413	332,066
2.50%, 11/15/50	450	261,820

		3,944,588

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,050	726,692
2.95%, 03/15/34	843	634,429
4.85%, 04/15/49	163	129,385
4.00%, 02/01/50	629	441,118
3.00%, 05/18/51	880	502,812
3.55%, 03/15/52	1,030	663,746
American Homes 4 Rent LP
3.38%, 07/15/51	450	263,954
4.30%, 04/15/52	500	344,466
American Tower Corp.
3.70%, 10/15/49(a)	600	393,296
3.10%, 06/15/50	928	546,345
2.95%, 01/15/51	1,070	608,956
AvalonBay Communities, Inc., 3.90%, 10/15/46	663	483,311
Boston Properties LP, 2.45%, 10/01/33(a)	829	571,570
Corporate Office Properties LP, 2.90%, 12/01/33	413	278,345
Crown Castle, Inc.
2.90%, 04/01/41	1,659	1,052,324
4.75%, 05/15/47	350	275,032
5.20%, 02/15/49	400	331,137
3.25%, 01/15/51	900	550,335
Equinix, Inc.
3.00%, 07/15/50	514	297,816

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. (continued)
2.95%, 09/15/51	$200	$114,896
3.40%, 02/15/52	660	415,564
ERP Operating LP
4.50%, 07/01/44	697	557,956
4.50%, 06/01/45	413	329,138
Essex Portfolio LP
4.50%, 03/15/48	300	221,538
2.65%, 09/01/50	329	172,479
Federal Realty Investment Trust, 4.50%, 12/01/44	500	369,933
Healthpeak Properties, Inc., 6.75%, 02/01/41	250	246,783
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	285,450
Kilroy Realty LP, 2.65%, 11/15/33(a)	329	222,890
Kimco Realty Corp.
4.25%, 04/01/45	500	356,502
4.13%, 12/01/46	250	174,040
4.45%, 09/01/47	288	211,563
3.70%, 10/01/49	413	268,130
Mid-America Apartments LP, 2.88%, 09/15/51	809	467,503
National Retail Properties, Inc.
3.10%, 04/15/50	829	480,083
3.50%, 04/15/51	350	217,071
3.00%, 04/15/52	378	211,676
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	629	437,490
Realty Income Corp.
2.85%, 12/15/32(a)	700	547,760
1.80%, 03/15/33(a)	213	145,757
4.65%, 03/15/47	500	410,329
Regency Centers LP, 4.40%, 02/01/47	413	299,842
Simon Property Group LP
6.75%, 02/01/40	350	347,697
4.75%, 03/15/42	476	379,109
4.25%, 10/01/44	163	118,461
4.25%, 11/30/46	413	302,628
3.25%, 09/13/49	1,341	809,617
3.80%, 07/15/50	829	558,299
UDR, Inc.
1.90%, 03/15/33	563	379,191
2.10%, 06/15/33	1,000	677,546
Ventas Realty LP, 5.70%, 09/30/43	550	472,962
Welltower, Inc.
6.50%, 03/15/41	350	331,692
4.95%, 09/01/48	450	356,707
Weyerhaeuser Co.
3.38%, 03/09/33	350	279,403
4.00%, 03/09/52	350	245,466
WP Carey, Inc., 2.25%, 04/01/33	400	276,885

		21,795,105

Food & Staples Retailing — 1.9%
Campbell Soup Co.
4.80%, 03/15/48	620	515,043
3.13%, 04/24/50	400	252,478
Conagra Brands, Inc.
5.30%, 11/01/38	829	723,033
5.40%, 11/01/48	763	652,992
Dollar General Corp.
4.13%, 04/03/50	429	323,615
5.50%, 11/01/52(a)	250	231,878
Dollar Tree, Inc., 3.38%, 12/01/51	329	204,839

Security	Par (000)	Value

Food & Staples Retailing (continued)
General Mills, Inc.
4.70%, 04/17/48	$400	$331,732
3.00%, 02/01/51	871	545,581
Ingredion, Inc., 3.90%, 06/01/50	413	285,787
Kellogg Co., 4.50%, 04/01/46	553	446,056
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	400	384,549
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	671	616,051
6.88%, 01/26/39	813	836,948
4.63%, 10/01/39	413	342,253
6.50%, 02/09/40	671	677,231
5.00%, 06/04/42	987	853,462
5.20%, 07/15/45	1,753	1,531,351
4.38%, 06/01/46	2,700	2,106,239
4.88%, 10/01/49	1,187	988,910
5.50%, 06/01/50	763	698,822
Kroger Co.
5.40%, 07/15/40	900	804,712
5.15%, 08/01/43	309	265,784
3.88%, 10/15/46	413	295,865
4.45%, 02/01/47	829	652,297
4.65%, 01/15/48	413	332,092
5.40%, 01/15/49	413	367,625
3.95%, 01/15/50	1,025	741,586
Sysco Corp.
5.38%, 09/21/35	350	329,958
4.85%, 10/01/45	697	567,904
4.50%, 04/01/46	428	336,389
4.45%, 03/15/48(a)	413	321,130
3.30%, 02/15/50	400	254,634
6.60%, 04/01/50	1,279	1,309,176
3.15%, 12/14/51(a)	600	374,036
Target Corp.
6.50%, 10/15/37	400	428,384
7.00%, 01/15/38	655	736,060
4.00%, 07/01/42	950	782,811
3.63%, 04/15/46	702	520,165
3.90%, 11/15/47	413	320,239
2.95%, 01/15/52	850	550,620
Walgreens Boots Alliance, Inc.
4.50%, 11/18/34	300	253,051
4.65%, 06/01/46(a)	1,050	796,338
4.10%, 04/15/50(a)	829	572,333
Walmart, Inc.
5.25%, 09/01/35	1,200	1,222,897
6.50%, 08/15/37	1,000	1,133,357
3.95%, 06/28/38	500	437,231
5.63%, 04/01/40	1,659	1,732,071
5.63%, 04/15/41	550	560,059
2.50%, 09/22/41	2,654	1,826,961
4.30%, 04/22/44	300	257,163
4.05%, 06/29/48	1,493	1,247,477
2.95%, 09/24/49	550	375,389
2.65%, 09/22/51(a)	1,792	1,156,265
4.50%, 09/09/52	800	710,260

		36,121,169

Food Products — 0.5%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	683,572
4.02%, 04/16/43	59	47,333

60	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Archer-Daniels-Midland Co. (continued)
3.75%, 09/15/47	$429	$330,424
4.50%, 03/15/49	829	719,166
2.70%, 09/15/51	600	373,647
Hershey Co.
3.13%, 11/15/49	413	280,155
2.65%, 06/01/50	300	183,907
Hormel Foods Corp., 3.05%, 06/03/51	413	268,955
J M Smucker Co.
4.25%, 03/15/35	513	438,172
2.75%, 09/15/41	300	186,565
4.38%, 03/15/45	413	315,252
3.55%, 03/15/50	330	210,179
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)
5.75%, 04/01/33	1,100	991,254
4.38%, 02/02/52	700	454,860
6.50%, 12/01/52	1,600	1,404,288
Mondelez International, Inc., 2.63%, 09/04/50	880	509,189
Tyson Foods, Inc.
4.88%, 08/15/34	425	396,017
5.15%, 08/15/44(a)	413	361,856
4.55%, 06/02/47	663	538,045
5.10%, 09/28/48(a)	1,393	1,217,464

		9,910,300

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
4.75%, 11/30/36	1,866	1,786,210
6.15%, 11/30/37	500	536,802
5.30%, 05/27/40	913	890,821
4.75%, 04/15/43	563	509,248
4.90%, 11/30/46	2,959	2,761,523
Baxter International, Inc.
3.50%, 08/15/46	413	276,636
3.13%, 12/01/51	671	408,653
Becton Dickinson & Co.
4.69%, 12/15/44(a)	944	793,472
4.67%, 06/06/47(a)	1,563	1,307,932
3.79%, 05/20/50	347	251,138
Boston Scientific Corp.
4.55%, 03/01/39	615	517,864
7.38%, 01/15/40	250	274,402
4.70%, 03/01/49	839	708,670
Danaher Corp.
4.38%, 09/15/45	475	391,679
2.60%, 10/01/50(a)	813	487,904
2.80%, 12/10/51	660	410,694
DH Europe Finance II Sarl
3.25%, 11/15/39	729	542,129
3.40%, 11/15/49	1,058	742,341
Koninklijke Philips NV
6.88%, 03/11/38	829	841,630
5.00%, 03/15/42	413	340,215
Medtronic, Inc.
4.38%, 03/15/35	1,638	1,499,780
4.63%, 03/15/45	1,850	1,616,982
PerkinElmer, Inc., 3.63%, 03/15/51(a)	300	195,965
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51(a)	500	331,820
Stryker Corp.
4.10%, 04/01/43	550	421,130

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
4.63%, 03/15/46	$1,036	$866,369
2.90%, 06/15/50	413	255,829
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	812,940
4.10%, 08/15/47(a)	1,163	947,099
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	229,460
4.45%, 08/15/45	413	312,052

		22,269,389

Health Care Providers & Services — 2.6%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	39,225
Adventist Health System, 3.63%, 03/01/49	127	89,943
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	21,495
3.39%, 10/15/49	1,585	1,073,969
Series 2020, 3.01%, 06/15/50	198	124,961
Aetna, Inc.
6.63%, 06/15/36	700	704,975
6.75%, 12/15/37	475	479,527
4.50%, 05/15/42	428	340,056
4.75%, 03/15/44	849	689,153
3.88%, 08/15/47	869	624,918
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	566,694
Allina Health System, Series 2019, 3.89%, 04/15/49	142	105,641
AmerisourceBergen Corp.
4.25%, 03/01/45	663	507,687
4.30%, 12/15/47	413	317,756
Ascension Health
3.95%, 11/15/46	1,243	971,869
Series B, 3.11%, 11/15/39	2,000	1,438,182
Banner Health
2.91%, 01/01/42	1,640	1,093,486
2.91%, 01/01/51	231	138,391
Series 2020, 3.18%, 01/01/50	118	76,468
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	157,856
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,496,860
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	679,787
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	69,643
Cardinal Health, Inc.
4.50%, 11/15/44	400	300,145
4.90%, 09/15/45	620	491,039
4.37%, 06/15/47	413	301,927
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	102,193
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	823,446
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	54,076
City of Hope, Series 2013, 5.62%, 11/15/43	610	564,242
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	132,332
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	657,688
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	885,601

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Dignity Health, 5.27%, 11/01/64	$26	$20,830
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	652,496
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	282,570
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	2,000	1,598,921
Series 2020, 2.68%, 09/01/41	126	81,576
Series 2020, 2.88%, 09/01/50	657	391,026
Hartford HealthCare Corp., 3.45%, 07/01/54	113	74,366
HCA, Inc.
5.13%, 06/15/39	829	686,610
4.38%, 03/15/42(a)(d)	500	375,672
5.50%, 06/15/47	1,479	1,235,462
5.25%, 06/15/49	1,986	1,608,402
3.50%, 07/15/51	1,495	931,264
4.63%, 03/15/52(a)(d)	1,276	939,814
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	823,667
Humana, Inc.
4.63%, 12/01/42	829	678,470
4.95%, 10/01/44	563	481,157
4.80%, 03/15/47	130	108,521
3.95%, 08/15/49(a)	400	294,845
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	844,307
Inova Health System Foundation, 4.07%, 05/15/52	25	19,150
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	84,555
Johns Hopkins Health System Corp., 3.84%, 05/15/46	2,113	1,584,715
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	727,541
Series 2019, 3.27%, 11/01/49	243	160,754
Series 2021, 2.81%, 06/01/41	1,430	957,497
Series 2021, 3.00%, 06/01/51	3,055	1,887,513
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	439,037
Series 2020, 3.19%, 07/01/49	913	593,986
Series 2020, 3.34%, 07/01/60	329	199,243
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	225	180,042
Series 2021, 3.20%, 11/15/61	301	180,925
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	16,552
Memorial Health Services, 3.45%, 11/01/49	323	219,988
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	117,848
4.13%, 07/01/52	130	100,174
Series 2020, 2.96%, 01/01/50	2,505	1,558,918
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	542,238
Montefiore Obligated Group, 4.29%, 09/01/50	300	171,741
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52	103	71,733
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	1,500	1,096,041
Series 2019, 3.74%, 07/01/49(a)	225	154,602
Series 2020, 3.39%, 07/01/50	120	74,100
MultiCare Health System, 2.80%, 08/15/50	200	111,341

Security	Par (000)	Value

Health Care Providers & Services (continued)
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	$25	$20,783
New York & Presbyterian Hospital
2.26%, 08/01/40	413	258,458
4.02%, 08/01/45	97	75,869
2.61%, 08/01/60	413	214,145
Series 2019, 3.95%, 08/01/2119	270	169,057
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	92,479
3.81%, 11/01/49	1,544	1,041,603
Novant Health, Inc.
2.64%, 11/01/36	66	46,147
3.17%, 11/01/51	2,358	1,503,852
3.32%, 11/01/61	141	84,788
NYU Langone Hospitals
4.37%, 07/01/47	645	498,740
Series 13-A, 5.75%, 07/01/43(a)	500	477,308
Series 2020, 3.38%, 07/01/55	500	315,806
OhioHealth Corp., 2.83%, 11/15/41	272	179,528
Orlando Health Obligated Group, 3.33%, 10/01/50	125	80,060
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	40,703
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	67,564
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	94,766
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,749	934,778
Queen’s Health Systems, 4.81%, 07/01/52	60	51,900
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	35,887
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	876,561
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	113	66,344
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	37,376
Stanford Health Care, 3.03%, 08/15/51	579	366,429
Summa Health, 3.51%, 11/15/51	130	80,074
Sutter Health
Series 2018, 4.09%, 08/15/48	27	19,518
Series 20A, 3.16%, 08/15/40	115	78,601
Series 20A, 3.36%, 08/15/50	276	177,176
Texas Health Resources, 2.33%, 11/15/50	107	56,642
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,178,571
Series 2019, 3.43%, 12/01/48	64	44,634
Series 2021, 2.63%, 12/01/40	29	18,766
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	182,312
WakeMed, Series A, 3.29%, 10/01/52	59	37,712
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	438,081
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	31,169

		49,455,628

Health Care Services — 1.8%
CommonSpirit Health
3.82%, 10/01/49	1,437	983,203
4.19%, 10/01/49	1,761	1,246,980
6.46%, 11/01/52(a)	343	342,915

62	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Services (continued)
Elevance Health, Inc.
5.95%, 12/15/34	$350	$345,419
6.38%, 06/15/37	350	358,802
4.63%, 05/15/42	900	763,256
4.65%, 01/15/43	859	725,335
5.10%, 01/15/44	745	657,501
4.65%, 08/15/44	788	657,307
4.38%, 12/01/47	879	706,262
4.55%, 03/01/48	620	508,540
3.70%, 09/15/49	800	571,640
3.13%, 05/15/50	999	637,886
3.60%, 03/15/51	1,220	858,276
4.55%, 05/15/52	679	556,704
6.10%, 10/15/52	160	163,094
UnitedHealth Group, Inc.
4.63%, 07/15/35	1,158	1,063,394
5.80%, 03/15/36	1,000	1,010,269
6.50%, 06/15/37	1,000	1,064,423
6.63%, 11/15/37	800	865,315
6.88%, 02/15/38	926	1,011,168
3.50%, 08/15/39	1,384	1,063,263
2.75%, 05/15/40	1,175	805,641
5.95%, 02/15/41	26	26,009
3.05%, 05/15/41	1,639	1,161,941
4.63%, 11/15/41	496	430,716
4.38%, 03/15/42	650	547,317
3.95%, 10/15/42	597	471,418
4.25%, 03/15/43	1,163	964,208
4.75%, 07/15/45	1,143	999,538
4.20%, 01/15/47	620	500,425
4.25%, 04/15/47	829	671,115
3.75%, 10/15/47	1,113	833,021
4.25%, 06/15/48	1,160	944,848
4.45%, 12/15/48	1,579	1,311,957
3.70%, 08/15/49	1,243	922,333
2.90%, 05/15/50	1,069	684,587
3.25%, 05/15/51	2,558	1,736,170
5.88%, 02/15/53	2,400	2,449,425
3.88%, 08/15/59	779	570,085
3.13%, 05/15/60	1,150	711,190
4.95%, 05/15/62	1,000	878,511
6.05%, 02/15/63	1,300	1,336,302

		35,117,709

Health Care Technology — 0.1%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	89,646
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	583,820
Quest Diagnostics, Inc., 4.70%, 03/30/45	163	129,750

		803,216

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	413	292,404
Marriott International, Inc., Series II, 2.75%, 10/15/33	550	399,315
McDonald’s Corp.
4.70%, 12/09/35	586	533,802
6.30%, 10/15/37	850	874,253
6.30%, 03/01/38	829	852,852
5.70%, 02/01/39	300	290,678

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
3.70%, 02/15/42	$726	$541,803
4.60%, 05/26/45	829	687,989
4.88%, 12/09/45	1,379	1,193,159
4.45%, 03/01/47	1,113	906,826
4.45%, 09/01/48	600	486,817
3.63%, 09/01/49	1,374	969,279
4.20%, 04/01/50	1,152	901,219
5.15%, 09/09/52	400	359,252
Starbucks Corp.
3.75%, 12/01/47	829	592,174
4.50%, 11/15/48	800	646,381
4.45%, 08/15/49	400	319,305
3.35%, 03/12/50	829	545,467
3.50%, 11/15/50	1,410	955,355

		12,348,330

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	328,478
MDC Holdings, Inc.
6.00%, 01/15/43	329	247,501
3.97%, 08/06/61	300	149,565
PulteGroup, Inc., 6.38%, 05/15/33	900	836,839
Whirlpool Corp.
5.15%, 03/01/43	130	105,228
4.50%, 06/01/46	413	298,850
4.60%, 05/15/50(a)	496	358,646

		2,325,107

Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	750	554,442
5.00%, 06/15/52	400	349,942

		904,384

Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	340	250,055
4.75%, 01/15/49	413	340,532
Alleghany Corp., 3.25%, 08/15/51	829	532,754
Allstate Corp.
5.55%, 05/09/35	450	440,988
5.95%, 04/01/36	150	151,469
4.50%, 06/15/43(a)	397	328,097
4.20%, 12/15/46	829	646,244
3.85%, 08/10/49	829	600,460
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	411,256
American Financial Group, Inc., 4.50%, 06/15/47	620	467,608
American International Group, Inc.
3.88%, 01/15/35(a)	500	411,134
6.25%, 05/01/36	750	756,209
4.50%, 07/16/44	700	557,763
4.80%, 07/10/45	620	510,165
4.75%, 04/01/48	829	684,321
4.38%, 06/30/50(a)	963	751,227
Aon Corp., 6.25%, 09/30/40	255	253,420
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	349,155
3.90%, 02/28/52(a)	889	630,111
Aon Global Ltd.
4.60%, 06/14/44	563	452,155
4.75%, 05/15/45	413	337,385

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC, 5.03%, 12/15/46	$500	$406,574
Arch Capital Group Ltd.
7.35%, 05/01/34	500	536,825
3.64%, 06/30/50	829	532,693
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	219,141
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	491,426
3.05%, 03/09/52	300	174,368
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	183,715
Athene Holding Ltd.
3.95%, 05/25/51	194	123,800
3.45%, 05/15/52	700	407,006
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	706,843
4.40%, 05/15/42	676	577,892
4.30%, 05/15/43	463	381,543
4.20%, 08/15/48	2,209	1,778,813
4.25%, 01/15/49	1,879	1,526,351
2.85%, 10/15/50	1,629	1,002,767
2.50%, 01/15/51	628	356,165
3.85%, 03/15/52	2,567	1,882,854
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	779,732
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	683,684
3.85%, 12/22/51(a)	350	205,780
Brown & Brown, Inc., 4.95%, 03/17/52	470	357,153
Chubb Corp.
6.00%, 05/11/37	1,100	1,125,752
Series 1, 6.50%, 05/15/38	526	554,308
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	76,919
4.35%, 11/03/45	1,659	1,352,529
2.85%, 12/15/51	413	251,670
3.05%, 12/15/61	936	551,190
Cincinnati Financial Corp., 6.13%, 11/01/34	310	313,557
Corebridge Financial, Inc.(d)
4.35%, 04/05/42	525	393,550
4.40%, 04/05/52	975	711,963
Equitable Holdings, Inc., 5.00%, 04/20/48	1,379	1,105,917
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,113	705,273
3.13%, 10/15/52	865	501,558
Fidelity National Financial, Inc., 3.20%, 09/17/51	272	145,504
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	479,716
6.10%, 10/01/41	26	24,991
4.30%, 04/15/43	500	377,961
3.60%, 08/19/49	1,106	751,188
2.90%, 09/15/51	629	368,534
Jackson Financial, Inc., 4.00%, 11/23/51	400	240,833
Lincoln National Corp.
6.30%, 10/09/37	163	158,536
7.00%, 06/15/40	625	632,498
4.35%, 03/01/48	130	95,166
4.38%, 06/15/50	413	296,724
Loews Corp., 6.00%, 02/01/35	300	297,684
Manulife Financial Corp., 5.38%, 03/04/46	579	519,480
Markel Corp.
5.00%, 04/05/46	400	334,420
4.30%, 11/01/47	620	453,246

Security	Par (000)	Value

Insurance (continued)
Markel Corp. (continued)
5.00%, 05/20/49	$300	$244,762
4.15%, 09/17/50	413	291,906
3.45%, 05/07/52	475	300,186
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	400	398,269
4.35%, 01/30/47	513	400,052
4.20%, 03/01/48	413	315,756
4.90%, 03/15/49(a)	1,279	1,091,753
2.90%, 12/15/51	343	201,166
6.25%, 11/01/52	450	459,498
MetLife, Inc.
6.38%, 06/15/34	1,863	1,937,957
5.70%, 06/15/35	1,050	1,038,531
5.88%, 02/06/41	655	627,228
4.13%, 08/13/42	825	645,854
4.88%, 11/13/43	1,036	891,725
4.72%, 12/15/44	450	371,488
4.05%, 03/01/45(a)	1,013	777,659
4.60%, 05/13/46	1,243	1,035,053
5.00%, 07/15/52	260	226,874
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	321,300
Old Republic International Corp., 3.85%, 06/11/51	600	389,143
Principal Financial Group, Inc.
6.05%, 10/15/36	450	439,595
4.63%, 09/15/42	250	201,312
4.30%, 11/15/46(a)	513	394,954
Progressive Corp.
6.25%, 12/01/32	340	354,793
4.35%, 04/25/44	26	21,007
3.70%, 01/26/45	130	94,340
4.13%, 04/15/47	1,213	945,065
4.20%, 03/15/48	413	323,187
3.95%, 03/26/50	413	306,312
3.70%, 03/15/52	655	463,883
Prudential Financial, Inc.
5.70%, 12/14/36	1,000	976,650
3.00%, 03/10/40	829	568,838
4.60%, 05/15/44(a)	763	629,706
3.91%, 12/07/47	813	599,546
4.42%, 03/27/48	450	360,680
3.94%, 12/07/49	752	550,905
4.35%, 02/25/50	1,329	1,053,264
3.70%, 03/13/51	1,386	982,411
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	347,930
Travelers Cos., Inc.
6.75%, 06/20/36	163	176,240
6.25%, 06/15/37	1,113	1,156,397
5.35%, 11/01/40	300	281,231
4.60%, 08/01/43	702	587,139
4.30%, 08/25/45	163	129,240
3.75%, 05/15/46	450	331,357
4.00%, 05/30/47	1,163	883,614
4.05%, 03/07/48	450	343,537
4.10%, 03/04/49	163	125,143
2.55%, 04/27/50	450	259,226
3.05%, 06/08/51	829	524,978
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	27,623
Unum Group
5.75%, 08/15/42	163	134,327

64	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Unum Group (continued)
4.50%, 12/15/49	$163	$106,935
4.13%, 06/15/51	975	613,740
Voya Financial, Inc.
5.70%, 07/15/43	413	356,862
4.80%, 06/15/46	255	194,855
W R Berkley Corp.
4.00%, 05/12/50	413	296,196
3.55%, 03/30/52	413	270,588
3.15%, 09/30/61	300	169,372
Willis North America, Inc.
5.05%, 09/15/48	300	236,102
3.88%, 09/15/49	480	316,086
XLIT Ltd., 5.50%, 03/31/45	663	585,645

		65,685,271

Interactive Media & Services — 0.4%
Alphabet, Inc.
1.90%, 08/15/40	1,741	1,100,677
2.05%, 08/15/50	2,510	1,435,252
2.25%, 08/15/60(a)	2,043	1,115,462
eBay, Inc.
4.00%, 07/15/42	600	440,978
3.65%, 05/10/51	813	535,132
Meta Platforms, Inc.(d)
4.45%, 08/15/52	2,500	1,855,340
4.65%, 08/15/62	1,250	921,905

		7,404,746

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	385,470
4.00%, 12/06/37	878	606,162
2.70%, 02/09/41	950	495,548
4.20%, 12/06/47	1,451	878,127
3.15%, 02/09/51	1,366	662,510
4.40%, 12/06/57	678	403,537
3.25%, 02/09/61	950	440,088
Amazon.com, Inc.
4.80%, 12/05/34(a)	1,496	1,455,325
3.88%, 08/22/37	2,829	2,405,200
2.88%, 05/12/41	2,060	1,462,062
4.95%, 12/05/44	1,513	1,414,883
4.05%, 08/22/47	2,773	2,254,259
2.50%, 06/03/50	2,829	1,680,176
3.10%, 05/12/51	3,309	2,231,737
3.95%, 04/13/52	1,426	1,116,639
4.25%, 08/22/57	1,209	973,380
2.70%, 06/03/60	2,029	1,150,951
3.25%, 05/12/61	1,779	1,146,813
4.10%, 04/13/62	1,329	1,021,316

		22,184,183

IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	434,315
4.50%, 08/15/46	300	223,947
5.63%, 07/15/52(a)	440	384,507
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,260,875
International Business Machines Corp.
5.88%, 11/29/32	500	510,729
4.15%, 05/15/39	1,650	1,343,196
5.60%, 11/30/39(a)	850	805,756

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
2.85%, 05/15/40	$655	$442,334
4.00%, 06/20/42	702	542,336
4.70%, 02/19/46	941	775,436
4.25%, 05/15/49	2,495	1,936,661
2.95%, 05/15/50	964	581,291
3.43%, 02/09/52	550	358,453
4.90%, 07/27/52	800	673,898
Kyndryl Holdings, Inc., 4.10%, 10/15/41	829	454,247
Verisk Analytics, Inc.
5.50%, 06/15/45(a)	300	264,135
3.63%, 05/15/50	272	178,629

		11,170,745

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	413	377,727
5.10%, 05/15/44	255	199,482

		577,209

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	218,669
Caterpillar, Inc.
6.05%, 08/15/36	690	723,208
5.20%, 05/27/41	994	958,372
3.80%, 08/15/42	1,951	1,573,566
3.25%, 09/19/49	829	584,040
3.25%, 04/09/50(a)	829	582,039
4.75%, 05/15/64	400	340,375
Crane Holdings Co., 4.20%, 03/15/48	300	198,568
Deere & Co.
3.90%, 06/09/42(a)	1,104	914,929
2.88%, 09/07/49	317	210,439
3.75%, 04/15/50(a)	750	589,128
Otis Worldwide Corp.
3.11%, 02/15/40	829	575,615
3.36%, 02/15/50	676	438,461
Snap-on, Inc.
4.10%, 03/01/48	350	280,584
3.10%, 05/01/50	829	554,987
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	314,189
4.85%, 11/15/48(a)	463	386,778
2.75%, 11/15/50(a)	675	383,079
Valmont Industries, Inc., 5.00%, 10/01/44	829	665,973
Xylem, Inc., 4.38%, 11/01/46	413	324,128

		10,817,127

Media — 5.3%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	859,312
4.30%, 07/29/49(a)	498	378,119
3.65%, 08/15/52	658	444,356
Series US-4, 3.65%, 03/17/51	500	338,478
Series US-6, 3.20%, 02/15/52	559	347,204
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33(a)	430	357,222
6.38%, 10/23/35	2,013	1,838,603
5.38%, 04/01/38	829	666,177
3.50%, 06/01/41	1,579	997,477
3.50%, 03/01/42	1,363	851,638
6.48%, 10/23/45	2,843	2,517,278

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.38%, 05/01/47	$2,543	$1,956,125
5.75%, 04/01/48	1,459	1,170,236
5.13%, 07/01/49	1,229	906,234
4.80%, 03/01/50	2,826	2,000,037
3.70%, 04/01/51	2,046	1,226,486
3.90%, 06/01/52	2,425	1,501,662
5.25%, 04/01/53	1,002	753,402
6.83%, 10/23/55	163	146,908
3.85%, 04/01/61	1,967	1,134,271
4.40%, 12/01/61	1,429	906,092
3.95%, 06/30/62	1,243	727,677
5.50%, 04/01/63	1,000	755,566
Comcast Corp.
4.25%, 01/15/33(a)	1,738	1,568,758
7.05%, 03/15/33	1,050	1,141,461
4.20%, 08/15/34	1,853	1,618,790
5.65%, 06/15/35(a)	900	884,072
4.40%, 08/15/35	163	142,735
3.20%, 07/15/36	1,163	886,091
6.45%, 03/15/37	350	363,267
3.90%, 03/01/38	1,213	981,404
4.60%, 10/15/38	1,370	1,188,565
3.25%, 11/01/39	1,579	1,143,060
3.75%, 04/01/40	1,629	1,254,569
4.65%, 07/15/42	475	398,844
4.75%, 03/01/44	308	259,032
4.60%, 08/15/45	1,036	841,962
3.40%, 07/15/46	1,413	962,510
4.00%, 08/15/47	1,163	870,369
3.97%, 11/01/47	2,243	1,661,313
4.00%, 03/01/48	1,163	875,051
4.70%, 10/15/48	2,036	1,705,663
4.00%, 11/01/49(a)	2,039	1,507,020
2.80%, 01/15/51	1,000	594,452
2.89%, 11/01/51	5,109	3,069,265
2.45%, 08/15/52(a)	1,409	769,722
4.05%, 11/01/52(a)	1,047	775,499
2.94%, 11/01/56	4,551	2,631,742
4.95%, 10/15/58	829	697,263
2.65%, 08/15/62	1,300	678,733
2.99%, 11/01/63(a)	4,079	2,297,289
Discovery Communications LLC
5.00%, 09/20/37	463	356,663
6.35%, 06/01/40	700	595,606
4.88%, 04/01/43	500	353,506
5.20%, 09/20/47	1,099	781,247
5.30%, 05/15/49	413	297,502
4.65%, 05/15/50	829	543,687
4.00%, 09/15/55	1,575	898,661
Fox Corp.
5.48%, 01/25/39	1,129	969,552
5.58%, 01/25/49	1,229	1,024,043
Grupo Televisa SAB
6.63%, 01/15/40	463	436,030
5.00%, 05/13/45(a)	650	517,481
6.13%, 01/31/46(a)	952	883,104
5.25%, 05/24/49	600	495,675

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
5.95%, 04/01/41	$516	$504,354
4.45%, 01/15/43	130	106,106
Paramount Global
6.88%, 04/30/36	1,263	1,177,482
5.90%, 10/15/40(a)	400	324,784
4.85%, 07/01/42	243	175,456
4.38%, 03/15/43	1,186	798,302
5.85%, 09/01/43	1,061	863,247
5.25%, 04/01/44	163	119,203
4.90%, 08/15/44	829	580,744
4.60%, 01/15/45	600	400,676
4.95%, 05/19/50	829	579,700
TELUS Corp.
4.60%, 11/16/48(a)	630	500,386
4.30%, 06/15/49	413	312,143
Thomson Reuters Corp.
5.85%, 04/15/40	400	372,563
5.65%, 11/23/43	829	738,461
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	763	806,594
Time Warner Cable LLC
6.55%, 05/01/37	1,288	1,148,766
7.30%, 07/01/38	1,150	1,073,571
6.75%, 06/15/39	1,701	1,505,236
5.88%, 11/15/40	913	740,593
5.50%, 09/01/41	1,450	1,137,988
4.50%, 09/15/42	963	657,562
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	422,323
4.13%, 06/01/44	813	654,989
Series E, 4.13%, 12/01/41	513	415,723
Walt Disney Co.
6.20%, 12/15/34	788	822,177
6.40%, 12/15/35	1,533	1,625,856
6.65%, 11/15/37	1,036	1,121,830
4.63%, 03/23/40	829	729,621
3.50%, 05/13/40(a)	1,925	1,470,074
6.15%, 02/15/41	550	564,526
5.40%, 10/01/43	550	515,738
4.75%, 09/15/44	413	362,477
4.95%, 10/15/45(a)	450	396,507
7.75%, 12/01/45	250	296,218
4.75%, 11/15/46	1,243	1,072,315
2.75%, 09/01/49	1,629	1,008,826
4.70%, 03/23/50(a)	1,427	1,235,521
3.60%, 01/13/51	2,574	1,874,232
3.80%, 05/13/60	1,229	876,006
Warnermedia Holdings, Inc.(d)
5.05%, 03/15/42	4,150	3,036,119
5.14%, 03/15/52	6,464	4,513,284
5.39%, 03/15/62	2,550	1,778,740

		102,118,837

Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39(a)	771	724,029
6.75%, 03/01/41	225	203,424
Barrick Gold Corp.
6.45%, 10/15/35	250	254,211

66	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Barrick Gold Corp. (continued)
5.25%, 04/01/42	$787	$697,538
Barrick North America Finance LLC
5.70%, 05/30/41	713	669,265
5.75%, 05/01/43	713	666,860
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	683,536
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	750,107
5.00%, 09/30/43	2,234	2,044,287
Freeport-McMoRan, Inc.(a)
5.40%, 11/14/34	613	544,856
5.45%, 03/15/43	1,844	1,514,846
Newmont Corp.
5.88%, 04/01/35	563	541,460
6.25%, 10/01/39	800	784,184
4.88%, 03/15/42(a)	1,077	907,913
5.45%, 06/09/44	380	338,621
Nucor Corp.
6.40%, 12/01/37	550	558,911
3.85%, 04/01/52	550	386,550
2.98%, 12/15/55	413	233,377
Precision Castparts Corp., 4.38%, 06/15/45	413	340,935
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	726,280
5.75%, 06/01/35	250	247,925
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,033,630
2.75%, 11/02/51	1,039	640,103
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	253,683
4.13%, 08/21/42	713	580,237
Southern Copper Corp.
7.50%, 07/27/35	750	794,531
6.75%, 04/16/40	1,119	1,134,596
5.25%, 11/08/42	950	815,813
5.88%, 04/23/45(a)	1,338	1,233,469
Steel Dynamics, Inc., 3.25%, 10/15/50	496	293,814
Teck Resources Ltd.
6.13%, 10/01/35	240	224,929
6.25%, 07/15/41(a)	630	568,543
5.20%, 03/01/42	300	237,116
5.40%, 02/01/43	560	450,840
Vale Overseas Ltd.
8.25%, 01/17/34	410	444,671
6.88%, 11/21/36	1,250	1,205,281
6.88%, 11/10/39(a)	1,036	983,708
Vale SA, 5.63%, 09/11/42(a)	829	726,826

		25,440,905

Multiline Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45	326	193,774
TJX Cos., Inc., 4.50%, 04/15/50	413	347,612

		541,386

Multi-Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43	26	20,562
4.13%, 10/15/44	640	492,818
4.30%, 10/01/48	413	326,107
4.13%, 03/15/49	1,243	944,346
3.38%, 09/15/49	520	350,248

Security	Par (000)	Value

Multi-Utilities (continued)
Atmos Energy Corp. (continued)
2.85%, 02/15/52	$450	$270,463
5.75%, 10/15/52(a)	200	193,931
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	163	155,043
NiSource, Inc.
5.95%, 06/15/41	869	814,978
5.25%, 02/15/43	301	260,394
4.80%, 02/15/44	163	133,504
5.65%, 02/01/45	428	387,601
4.38%, 05/15/47	963	738,297
3.95%, 03/30/48	500	358,355
5.00%, 06/15/52	750	625,333
ONE Gas, Inc.
4.66%, 02/01/44	563	447,710
4.50%, 11/01/48	350	266,483
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	204,996
3.64%, 11/01/46	255	171,827
3.35%, 06/01/50	329	209,544
5.05%, 05/15/52	500	419,506
Southern California Gas Co.
3.75%, 09/15/42	600	434,667
Series UU, 4.13%, 06/01/48	163	120,987
Series VV, 4.30%, 01/15/49	829	633,969
Series WW, 3.95%, 02/15/50	350	252,092
Southern Co. Gas Capital Corp.
5.88%, 03/15/41(a)	550	507,110
4.40%, 06/01/43	261	199,181
3.95%, 10/01/46	620	438,061
4.40%, 05/30/47	350	261,965
Series 21A, 3.15%, 09/30/51	745	449,643
Southwest Gas Corp., 3.18%, 08/15/51	745	422,279
Washington Gas Light Co.
3.65%, 09/15/49	413	286,022
Series K, 3.80%, 09/15/46	350	253,332

		12,051,354

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc.
5.10%, 10/01/35(a)	400	388,086
5.85%, 06/15/41	625	634,875
4.35%, 04/01/47	1,020	861,160
2.75%, 06/01/50	763	488,567
KLA Corp.
5.00%, 03/15/49	400	351,875
3.30%, 03/01/50	886	595,487
4.95%, 07/15/52	1,045	909,644
5.25%, 07/15/62	720	635,372
Lam Research Corp.
4.88%, 03/15/49	829	730,872
2.88%, 06/15/50(a)	779	487,715
3.13%, 06/15/60	250	150,557

		6,234,210

Oil, Gas & Consumable Fuels — 7.7%
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,000,525
3.00%, 02/24/50(a)	1,979	1,247,092
2.77%, 11/10/50	409	246,540
2.94%, 06/04/51(a)	2,367	1,472,196
3.00%, 03/17/52	1,263	782,267

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued) 3.38%, 02/08/61	$2,027	$1,287,312
Burlington Resources LLC, 5.95%, 10/15/36	550	546,855
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	278,514
6.50%, 02/15/37	400	385,319
6.25%, 03/15/38	925	889,414
4.95%, 06/01/47	1,243	1,041,678
Cenovus Energy, Inc.
5.25%, 06/15/37	1,154	1,002,326
6.80%, 09/15/37	413	408,141
6.75%, 11/15/39	489	481,035
5.40%, 06/15/47(a)	683	581,918
3.75%, 02/15/52	609	405,755
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	566,170
Chevron Corp., 3.08%, 05/11/50	500	341,413
Chevron USA, Inc.
6.00%, 03/01/41	350	366,937
5.25%, 11/15/43	300	285,130
2.34%, 08/12/50	1,163	688,331
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	949,470
6.40%, 05/15/37	1,329	1,317,584
7.50%, 07/30/39	1,000	1,102,340
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	400	359,518
ConocoPhillips, 6.50%, 02/01/39	1,450	1,552,655
ConocoPhillips Co.
3.76%, 03/15/42	980	762,607
4.30%, 11/15/44	829	681,876
5.95%, 03/15/46	300	304,492
3.80%, 03/15/52	988	735,961
4.03%, 03/15/62	1,830	1,354,556
Continental Resources, Inc., 4.90%, 06/01/44	613	434,855
DCP Midstream Operating LP, 5.60%, 04/01/44(a)	350	306,740
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,153,667
4.75%, 05/15/42	419	342,257
5.00%, 06/15/45	763	636,866
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	1,163	871,924
4.25%, 03/15/52	700	505,371
Eastern Gas Transmission & Storage, Inc., 4.60%, 12/15/44	500	389,901
Enbridge Energy Partners LP
5.50%, 09/15/40	500	445,142
7.38%, 10/15/45	660	701,263
Series B, 7.50%, 04/15/38	350	368,938
Enbridge, Inc.
2.50%, 08/01/33	829	619,899
4.50%, 06/10/44	413	323,625
4.00%, 11/15/49	454	325,670
3.40%, 08/01/51	989	640,266
Energy Transfer LP
4.90%, 03/15/35	963	800,422
7.50%, 07/01/38	500	498,114
6.05%, 06/01/41	700	617,548
6.50%, 02/01/42	1,013	930,867
6.10%, 02/15/42	250	215,780
4.95%, 01/15/43	163	122,869
5.15%, 02/01/43	413	317,974

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.95%, 10/01/43	$397	$340,005
5.30%, 04/01/44	626	492,666
5.00%, 05/15/44	413	313,086
5.15%, 03/15/45	829	646,413
5.35%, 05/15/45	813	638,994
6.13%, 12/15/45	736	631,308
5.30%, 04/15/47(a)	920	722,609
5.40%, 10/01/47	1,829	1,452,214
6.00%, 06/15/48	500	420,735
6.25%, 04/15/49(a)	1,779	1,551,911
5.00%, 05/15/50	2,036	1,546,037
Enterprise Products Operating LLC
6.13%, 10/15/39	600	577,853
6.45%, 09/01/40	600	588,661
5.95%, 02/01/41	597	565,507
4.85%, 08/15/42	1,100	910,950
4.45%, 02/15/43	1,133	894,781
4.85%, 03/15/44	1,429	1,174,619
5.10%, 02/15/45	1,036	870,176
4.90%, 05/15/46	911	744,729
4.25%, 02/15/48	1,279	949,368
4.80%, 02/01/49	1,579	1,268,781
4.20%, 01/31/50	978	718,748
3.70%, 01/31/51	1,025	689,919
3.20%, 02/15/52	1,029	635,300
3.30%, 02/15/53	981	613,924
3.95%, 01/31/60	1,000	664,137
Series D, 6.88%, 03/01/33	500	524,880
Series H, 6.65%, 10/15/34	300	304,959
EOG Resources, Inc.
5.10%, 01/15/36	163	148,829
4.95%, 04/15/50(a)	713	645,358
Equinor ASA
3.63%, 04/06/40	829	645,011
5.10%, 08/17/40	911	847,238
4.25%, 11/23/41	225	186,889
3.95%, 05/15/43	1,650	1,308,794
3.25%, 11/18/49	620	428,318
3.70%, 04/06/50	829	622,945
Exxon Mobil Corp.
3.00%, 08/16/39	713	522,602
4.23%, 03/19/40	1,844	1,578,869
3.57%, 03/06/45	600	443,953
4.11%, 03/01/46	2,329	1,866,453
3.10%, 08/16/49(a)	1,243	845,358
4.33%, 03/19/50	2,568	2,133,081
3.45%, 04/15/51	2,365	1,690,363
Hess Corp.
7.13%, 03/15/33	829	865,578
6.00%, 01/15/40	750	702,494
5.60%, 02/15/41	954	859,721
5.80%, 04/01/47(a)	429	388,989
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	500	518,774
5.80%, 03/15/35	829	774,517
6.50%, 02/01/37	576	554,159
6.95%, 01/15/38	1,036	1,029,453
6.50%, 09/01/39	600	567,068
6.55%, 09/15/40	350	326,602
7.50%, 11/15/40	650	664,798

68	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
6.38%, 03/01/41	$413	$381,666
5.00%, 08/15/42	400	321,369
4.70%, 11/01/42	400	306,725
5.00%, 03/01/43	513	414,302
5.50%, 03/01/44	620	523,719
5.40%, 09/01/44	463	387,271
Kinder Morgan, Inc.
5.30%, 12/01/34	763	686,605
5.55%, 06/01/45	1,736	1,500,474
5.05%, 02/15/46	620	501,467
5.20%, 03/01/48	1,036	848,436
3.25%, 08/01/50	500	304,601
3.60%, 02/15/51	1,029	666,011
5.45%, 08/01/52	700	591,718
Magellan Midstream Partners LP
5.15%, 10/15/43	400	326,443
4.25%, 09/15/46	563	402,924
4.20%, 10/03/47	660	467,266
3.95%, 03/01/50(a)	1,186	808,777
Marathon Oil Corp.
6.60%, 10/01/37	763	748,186
5.20%, 06/01/45	513	420,635
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,119,951
4.75%, 09/15/44	763	601,422
4.50%, 04/01/48	829	622,675
MPLX LP
4.50%, 04/15/38(a)	1,700	1,355,250
5.20%, 03/01/47	829	660,816
5.20%, 12/01/47	413	330,514
4.70%, 04/15/48	1,786	1,331,974
5.50%, 02/15/49	1,479	1,234,160
4.95%, 03/14/52	771	596,029
4.90%, 04/15/58	500	362,508
ONEOK Partners LP
6.65%, 10/01/36	500	468,563
6.85%, 10/15/37	400	380,650
6.13%, 02/01/41	575	500,404
6.20%, 09/15/43	350	301,096
ONEOK, Inc.
6.00%, 06/15/35	300	268,337
4.95%, 07/13/47	829	628,455
5.20%, 07/15/48	863	670,738
4.45%, 09/01/49	625	431,019
4.50%, 03/15/50	413	285,278
7.15%, 01/15/51	250	234,453
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	401,130
6.63%, 08/15/37	725	709,075
6.50%, 02/01/38	243	230,953
Phillips 66 Co.
4.65%, 11/15/34(a)	1,122	1,004,947
5.88%, 05/01/42	1,476	1,429,974
4.88%, 11/15/44	1,636	1,395,945
4.90%, 10/01/46(d)	413	343,736
3.30%, 03/15/52	967	625,696
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	300	281,674
5.15%, 06/01/42	450	339,800
4.30%, 01/31/43	300	201,595

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
4.70%, 06/15/44	$620	$437,491
4.90%, 02/15/45(a)	829	601,851
Shell International Finance BV
4.13%, 05/11/35	1,370	1,209,553
6.38%, 12/15/38	2,525	2,663,572
5.50%, 03/25/40	775	756,013
2.88%, 11/26/41(a)	413	283,459
3.63%, 08/21/42	600	453,814
4.55%, 08/12/43	979	835,807
4.38%, 05/11/45	2,823	2,334,749
4.00%, 05/10/46	1,736	1,363,300
3.75%, 09/12/46	1,095	817,935
3.13%, 11/07/49	778	516,826
3.25%, 04/06/50	2,489	1,710,453
3.00%, 11/26/51	750	482,503
Spectra Energy Partners LP, 4.50%, 03/15/45(a)	1,460	1,143,494
Suncor Energy, Inc.
5.95%, 12/01/34	400	380,489
6.80%, 05/15/38	750	748,617
6.50%, 06/15/38	1,243	1,221,573
6.85%, 06/01/39	613	617,639
4.00%, 11/15/47	829	604,077
3.75%, 03/04/51(a)	621	422,862
Targa Resources Corp.
4.20%, 02/01/33	650	542,627
4.95%, 04/15/52	322	241,609
6.25%, 07/01/52	700	625,571
TotalEnergies Capital International SA
2.99%, 06/29/41	700	492,977
3.46%, 07/12/49	913	641,100
3.13%, 05/29/50	2,279	1,504,093
3.39%, 06/29/60	829	539,929
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	978,156
5.60%, 03/31/34	413	385,970
5.85%, 03/15/36	500	471,842
6.20%, 10/15/37	880	855,651
4.75%, 05/15/38	1,036	869,286
7.25%, 08/15/38	163	171,322
7.63%, 01/15/39	1,113	1,216,019
6.10%, 06/01/40	500	477,174
5.00%, 10/16/43	867	718,302
4.88%, 05/15/48	470	387,201
5.10%, 03/15/49	1,370	1,159,840
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41(a)	400	357,905
4.45%, 08/01/42(a)	163	130,150
4.60%, 03/15/48	550	433,780
3.95%, 05/15/50(a)	413	294,216
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,377,142
4.90%, 03/15/45	413	338,912
3.65%, 12/01/51	875	580,470
4.00%, 06/01/52(a)	519	366,856
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,072,344
5.80%, 11/15/43	350	313,455
5.40%, 03/04/44	829	706,774
5.75%, 06/24/44	829	739,852

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
4.90%, 01/15/45	$413	$328,787
5.10%, 09/15/45(a)	745	611,590
4.85%, 03/01/48	713	569,095
3.50%, 10/15/51	600	384,107
5.30%, 08/15/52	620	522,331

		148,585,293

Personal Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	415,492
3.70%, 08/01/47(a)	620	487,200
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	309,757
4.38%, 06/15/45	500	413,544
4.15%, 03/15/47	413	334,425
3.13%, 12/01/49(a)	566	384,123
GSK Consumer Healthcare Co., 4.00%, 03/24/52	1,000	716,969
Procter & Gamble Co.
5.55%, 03/05/37	950	986,277
3.55%, 03/25/40	463	375,467
3.60%, 03/25/50	829	648,687
Unilever Capital Corp.
5.90%, 11/15/32	800	835,977
Series 30Y, 2.63%, 08/12/51	704	424,172

		6,332,090

Pharmaceuticals — 6.0%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,534,952
4.50%, 05/14/35	2,551	2,261,355
4.30%, 05/14/36	1,030	890,879
4.05%, 11/21/39	3,437	2,768,355
4.40%, 11/06/42	2,660	2,172,057
4.85%, 06/15/44	1,036	885,435
4.75%, 03/15/45	552	462,297
4.70%, 05/14/45	1,973	1,639,231
4.45%, 05/14/46	2,036	1,628,367
4.88%, 11/14/48	829	705,890
4.25%, 11/21/49	5,931	4,601,320
AstraZeneca PLC
6.45%, 09/15/37	2,775	2,979,088
4.00%, 09/18/42	850	697,927
4.38%, 11/16/45	787	665,908
4.38%, 08/17/48	745	629,876
2.13%, 08/06/50	348	192,221
3.00%, 05/28/51	650	431,668
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,663	1,410,254
2.35%, 11/13/40	650	422,616
3.55%, 03/15/42	1,040	793,862
3.25%, 08/01/42	750	541,704
4.63%, 05/15/44	650	565,494
5.00%, 08/15/45	650	592,168
4.35%, 11/15/47	1,060	879,585
4.55%, 02/20/48	1,042	890,178
4.25%, 10/26/49	3,153	2,564,323
2.55%, 11/13/50	2,489	1,491,788
3.70%, 03/15/52	1,693	1,255,702
3.90%, 03/15/62	864	631,103

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
4.80%, 08/15/38	$2,229	$1,964,160
3.20%, 03/15/40(a)	829	589,625
4.80%, 07/15/46	1,536	1,276,997
3.88%, 10/15/47	620	445,209
4.90%, 12/15/48	2,593	2,201,613
3.40%, 03/15/50	1,229	816,159
3.40%, 03/15/51	1,436	952,480
CVS Health Corp.
4.88%, 07/20/35	829	744,804
4.78%, 03/25/38	4,573	3,969,172
4.13%, 04/01/40	1,010	790,432
2.70%, 08/21/40	1,283	828,677
5.30%, 12/05/43	750	660,327
5.13%, 07/20/45	2,981	2,563,627
5.05%, 03/25/48	7,442	6,321,558
4.25%, 04/01/50	496	372,661
Eli Lilly & Co.
5.55%, 03/15/37(a)	400	415,126
3.70%, 03/01/45	829	657,805
3.95%, 03/15/49(a)	800	666,067
2.25%, 05/15/50	1,659	989,801
4.15%, 03/15/59	500	406,907
2.50%, 09/15/60(a)	796	457,455
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	463	461,255
6.38%, 05/15/38(a)	2,441	2,616,130
4.20%, 03/18/43	496	404,076
Johnson & Johnson
4.38%, 12/05/33(a)	713	679,376
3.55%, 03/01/36	970	828,800
3.63%, 03/03/37	1,263	1,079,753
5.95%, 08/15/37(a)	850	908,627
3.40%, 01/15/38	850	691,770
5.85%, 07/15/38	600	629,658
2.10%, 09/01/40	1,243	816,528
4.50%, 09/01/40	291	263,880
4.85%, 05/15/41	250	234,700
4.50%, 12/05/43	620	549,453
3.70%, 03/01/46	1,663	1,322,173
3.75%, 03/03/47	1,450	1,159,682
3.50%, 01/15/48	1,036	796,012
2.25%, 09/01/50	850	502,401
2.45%, 09/01/60	1,243	702,420
Mead Johnson Nutrition Co.
5.90%, 11/01/39	360	353,714
4.60%, 06/01/44	463	391,488
Merck & Co., Inc.
6.50%, 12/01/33	600	653,842
3.90%, 03/07/39	913	759,853
2.35%, 06/24/40	1,659	1,099,406
3.60%, 09/15/42	450	345,454
4.15%, 05/18/43	1,120	936,217
3.70%, 02/10/45(a)	1,876	1,456,620
4.00%, 03/07/49	1,329	1,077,880
2.45%, 06/24/50	1,129	678,751
2.75%, 12/10/51	1,671	1,061,579
2.90%, 12/10/61	1,329	807,854
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	306,462

70	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan, Inc.
5.40%, 11/29/43	$413	$294,409
5.20%, 04/15/48	454	306,152
Novartis Capital Corp.
3.70%, 09/21/42	450	358,554
4.40%, 05/06/44	1,636	1,434,005
4.00%, 11/20/45	1,120	919,687
2.75%, 08/14/50	1,110	727,674
Pfizer, Inc.
4.00%, 12/15/36	1,413	1,242,147
4.10%, 09/15/38	829	717,146
3.90%, 03/15/39	813	687,376
7.20%, 03/15/39	2,166	2,540,037
2.55%, 05/28/40	859	594,413
5.60%, 09/15/40	400	400,892
4.30%, 06/15/43	663	572,799
4.40%, 05/15/44	813	711,733
4.13%, 12/15/46	1,243	1,046,711
4.20%, 09/15/48	813	687,056
4.00%, 03/15/49	829	681,393
2.70%, 05/28/50	1,160	754,617
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	963,190
3.18%, 07/09/50	1,833	1,181,369
3.38%, 07/09/60(a)	1,078	666,235
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,313	897,150
Viatris, Inc.
3.85%, 06/22/40	1,179	734,723
4.00%, 06/22/50	1,743	1,010,432
Wyeth LLC
6.50%, 02/01/34	813	877,739
5.95%, 04/01/37	2,163	2,258,364
Zoetis, Inc.
4.70%, 02/01/43	1,129	962,705
3.95%, 09/12/47(a)	413	311,214
4.45%, 08/20/48	413	334,732
3.00%, 05/15/50	329	207,470

		114,934,203

Real Estate — 0.1%
Prologis LP
4.38%, 09/15/48	496	395,243
3.00%, 04/15/50	700	440,202
2.13%, 10/15/50	400	209,479
VICI Properties LP, 5.63%, 05/15/52	629	514,566

		1,559,490

Road & Rail — 2.6%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	262,432
6.15%, 05/01/37	650	679,078
5.75%, 05/01/40	750	743,010
5.05%, 03/01/41	450	411,423
5.40%, 06/01/41	500	475,252
4.95%, 09/15/41	250	226,001
4.40%, 03/15/42	97	81,818
4.38%, 09/01/42	563	471,090
4.45%, 03/15/43	830	701,237
5.15%, 09/01/43	713	656,765
4.90%, 04/01/44	1,013	900,775
4.55%, 09/01/44	813	688,551

Security	Par (000)	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
4.15%, 04/01/45	$1,013	$808,647
4.70%, 09/01/45	413	353,243
3.90%, 08/01/46	1,659	1,274,659
4.13%, 06/15/47	763	605,313
4.05%, 06/15/48	829	648,928
4.15%, 12/15/48	413	327,682
3.55%, 02/15/50	931	668,700
3.05%, 02/15/51	329	213,970
3.30%, 09/15/51(a)	829	565,721
2.88%, 06/15/52	650	407,982
4.45%, 01/15/53	400	335,628
Canadian National Railway Co.
6.25%, 08/01/34	400	419,564
6.20%, 06/01/36	450	466,650
6.38%, 11/15/37	250	261,822
3.20%, 08/02/46	660	447,654
3.65%, 02/03/48	1,243	924,160
2.45%, 05/01/50	374	215,145
4.40%, 08/05/52	580	482,943
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	146,648
3.00%, 12/02/41	992	687,479
4.80%, 08/01/45	919	781,164
3.10%, 12/02/51	1,792	1,139,918
6.13%, 09/15/2115	763	690,911
CSX Corp.
6.00%, 10/01/36	1,000	1,002,350
6.15%, 05/01/37	300	306,987
6.22%, 04/30/40	600	614,957
5.50%, 04/15/41	500	472,341
4.75%, 05/30/42	911	783,223
4.10%, 03/15/44	750	590,803
3.80%, 11/01/46	750	551,540
4.30%, 03/01/48	620	495,116
4.75%, 11/15/48	600	508,831
4.50%, 03/15/49	829	675,048
3.35%, 09/15/49	140	94,360
3.80%, 04/15/50	454	328,962
3.95%, 05/01/50	371	276,700
2.50%, 05/15/51(a)	975	555,577
4.50%, 11/15/52	800	651,900
4.50%, 08/01/54	413	329,118
4.25%, 11/01/66	663	478,111
4.65%, 03/01/68	413	319,139
Kansas City Southern
4.30%, 05/15/43	400	312,289
4.95%, 08/15/45	450	380,354
4.70%, 05/01/48	413	337,503
3.50%, 05/01/50	413	275,642
4.20%, 11/15/69	377	258,975
Norfolk Southern Corp.
4.84%, 10/01/41	600	525,132
3.95%, 10/01/42	626	481,401
4.45%, 06/15/45	163	131,913
4.65%, 01/15/46	600	502,524
3.94%, 11/01/47	745	558,770
4.15%, 02/28/48	713	548,534
3.40%, 11/01/49	276	185,000
3.05%, 05/15/50	1,250	789,193

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp. (continued)
2.90%, 08/25/51	$626	$377,316
4.05%, 08/15/52	829	618,201
3.70%, 03/15/53	272	190,284
4.55%, 06/01/53(a)	775	630,357
3.16%, 05/15/55	829	507,570
4.10%, 05/15/2121	829	528,753
Union Pacific Corp.
3.38%, 02/01/35	413	331,564
2.89%, 04/06/36	700	529,000
3.60%, 09/15/37	1,036	832,577
3.55%, 08/15/39	500	388,777
3.20%, 05/20/41(a)	975	714,331
3.38%, 02/14/42	993	741,689
4.05%, 11/15/45	163	125,405
4.05%, 03/01/46	1,266	985,302
4.50%, 09/10/48	413	340,912
3.25%, 02/05/50	1,711	1,167,214
3.80%, 10/01/51	1,013	760,079
2.95%, 03/10/52(a)	1,086	684,531
4.95%, 09/09/52	550	494,775
3.50%, 02/14/53	1,216	851,331
3.95%, 08/15/59	645	468,582
3.84%, 03/20/60	1,951	1,393,892
3.55%, 05/20/61	977	650,072
2.97%, 09/16/62	1,000	583,784
5.15%, 01/20/63	200	178,952
3.80%, 04/06/71	1,159	783,608
3.85%, 02/14/72(a)	951	646,587

		49,999,701

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	430	347,434
Analog Devices, Inc.
2.80%, 10/01/41	1,701	1,168,747
2.95%, 10/01/51	950	612,669
Broadcom, Inc.(d)
2.60%, 02/15/33	1,700	1,208,419
3.42%, 04/15/33	972	738,579
3.47%, 04/15/34(a)	2,881	2,156,448
3.14%, 11/15/35	3,893	2,700,473
3.19%, 11/15/36	2,700	1,841,572
4.93%, 05/15/37	3,300	2,720,885
3.50%, 02/15/41(a)	2,916	1,921,795
3.75%, 02/15/51(a)	1,385	887,683
Honeywell International, Inc.
5.70%, 03/15/37	800	820,956
3.81%, 11/21/47	413	326,603
2.80%, 06/01/50(a)	659	443,442
Intel Corp.
4.00%, 12/15/32(a)	600	528,579
4.60%, 03/25/40	600	505,407
2.80%, 08/12/41(a)	1,607	1,030,552
4.10%, 05/19/46(a)	2,073	1,564,139
4.10%, 05/11/47	1,113	826,209
3.73%, 12/08/47	1,909	1,323,834
3.25%, 11/15/49	1,750	1,096,120
4.75%, 03/25/50	2,156	1,747,050
3.05%, 08/12/51	1,050	634,625
4.90%, 08/05/52	1,500	1,236,513
3.10%, 02/15/60	813	460,265
4.95%, 03/25/60(a)	579	468,849

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
3.20%, 08/12/61	$607	$349,870
5.05%, 08/05/62	1,150	934,767
Micron Technology, Inc.
3.37%, 11/01/41	413	261,794
3.48%, 11/01/51(a)	413	243,060
NVIDIA Corp.
3.50%, 04/01/40	988	750,318
3.50%, 04/01/50	1,993	1,408,128
3.70%, 04/01/60	493	336,248
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33(a)	988	882,304
3.25%, 05/11/41	963	621,917
3.13%, 02/15/42	413	258,073
3.25%, 11/30/51	225	130,191
QUALCOMM, Inc.
4.65%, 05/20/35	963	887,664
4.80%, 05/20/45	1,420	1,258,573
4.30%, 05/20/47(a)	1,243	1,015,223
3.25%, 05/20/50	660	454,621
4.50%, 05/20/52(a)	942	781,445
Texas Instruments, Inc.
3.88%, 03/15/39	829	689,012
4.15%, 05/15/48	1,479	1,215,011
2.70%, 09/15/51(a)	500	321,041
4.10%, 08/16/52	95	78,119
TSMC Arizona Corp.
3.13%, 10/25/41(a)	916	633,194
3.25%, 10/25/51	750	486,424
4.50%, 04/22/52(a)	1,050	861,966

		44,176,810

Software — 2.5%
Activision Blizzard, Inc.
4.50%, 06/15/47	350	295,358
2.50%, 09/15/50	1,410	837,164
Electronic Arts, Inc., 2.95%, 02/15/51	571	354,935
Microsoft Corp.
3.50%, 02/12/35(a)	1,515	1,335,464
4.20%, 11/03/35	700	651,496
3.45%, 08/08/36(a)	1,742	1,492,671
4.10%, 02/06/37	850	775,469
4.45%, 11/03/45	1,000	896,312
3.70%, 08/08/46	1,729	1,390,556
4.25%, 02/06/47	1,500	1,315,146
2.53%, 06/01/50	6,411	4,021,799
2.92%, 03/17/52(a)	4,677	3,160,018
4.50%, 02/06/57	1,659	1,458,371
2.68%, 06/01/60	3,708	2,246,184
3.04%, 03/17/62	2,165	1,410,878
Oracle Corp.
4.30%, 07/08/34	1,066	876,834
3.90%, 05/15/35	1,213	938,585
3.85%, 07/15/36	1,370	1,025,198
3.80%, 11/15/37	1,670	1,213,828
6.50%, 04/15/38	1,200	1,155,288
6.13%, 07/08/39(a)	1,413	1,295,962
3.60%, 04/01/40	2,884	1,951,386
5.38%, 07/15/40	2,129	1,773,587
3.65%, 03/25/41	1,185	802,482
4.50%, 07/08/44	413	302,278
4.13%, 05/15/45	1,866	1,280,645

72	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.00%, 07/15/46	$2,866	$1,914,864
4.00%, 11/15/47	2,243	1,486,080
3.60%, 04/01/50(a)	3,619	2,227,581
3.95%, 03/25/51	3,134	2,050,297
4.38%, 05/15/55	1,036	702,810
3.85%, 04/01/60	3,341	2,017,603
4.10%, 03/25/61	1,450	900,600
Salesforce, Inc.
2.70%, 07/15/41	1,729	1,185,824
2.90%, 07/15/51(a)	1,648	1,061,255
3.05%, 07/15/61	1,300	792,125

		48,596,933

Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52(a)	580	353,643

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
4.50%, 02/23/36	1,263	1,207,991
2.38%, 02/08/41	1,500	1,003,832
3.85%, 05/04/43	3,000	2,441,595
4.45%, 05/06/44	1,163	1,040,650
3.45%, 02/09/45	2,119	1,604,318
4.38%, 05/13/45(a)	2,013	1,755,526
4.65%, 02/23/46	3,042	2,747,970
3.85%, 08/04/46	2,020	1,609,284
4.25%, 02/09/47	1,163	999,536
3.75%, 09/12/47	1,500	1,170,492
3.75%, 11/13/47	1,036	814,505
2.95%, 09/11/49	1,786	1,202,678
2.65%, 05/11/50	2,494	1,560,690
2.40%, 08/20/50(a)	523	310,413
2.65%, 02/08/51	1,436	894,911
2.70%, 08/05/51	1,815	1,140,494
3.95%, 08/08/52	1,700	1,349,460
2.55%, 08/20/60	1,829	1,052,940
2.80%, 02/08/61	973	576,980
2.85%, 08/05/61	1,430	856,769
4.10%, 08/08/62	1,100	854,461
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	954,482
3.38%, 12/15/41(d)	829	514,493
8.35%, 07/15/46	725	769,646
3.45%, 12/15/51(a)(d)	1,113	629,779
Dell, Inc., 6.50%, 04/15/38(a)	329	306,967
Hewlett Packard Enterprise Co.(a)
6.20%, 10/15/35	663	646,834
6.35%, 10/15/45	1,220	1,103,314
HP, Inc., 6.00%, 09/15/41	1,188	1,052,698

		32,173,708

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
3.25%, 03/27/40(a)	829	628,646
3.88%, 11/01/45	763	605,718
3.38%, 11/01/46	1,243	905,028
3.38%, 03/27/50(a)	1,150	838,536

		2,977,928

Security	Par (000)	Value

Tobacco — 1.1%
Altria Group, Inc.
5.80%, 02/14/39	$1,593	$1,361,128
3.40%, 02/04/41	1,429	874,285
4.25%, 08/09/42	850	578,473
4.50%, 05/02/43	629	430,415
5.38%, 01/31/44(a)	1,644	1,314,864
3.88%, 09/16/46	1,436	881,907
5.95%, 02/14/49	2,393	1,954,479
4.45%, 05/06/50	541	349,735
3.70%, 02/04/51	745	435,614
4.00%, 02/04/61	979	586,120
BAT Capital Corp.
4.39%, 08/15/37	2,366	1,713,791
3.73%, 09/25/40	730	459,593
4.54%, 08/15/47	2,369	1,530,158
4.76%, 09/06/49	970	647,315
5.28%, 04/02/50	163	116,393
3.98%, 09/25/50	946	565,348
5.65%, 03/16/52(a)	454	343,369
Philip Morris International, Inc.
6.38%, 05/16/38	1,450	1,350,875
4.38%, 11/15/41	600	433,656
4.50%, 03/20/42	550	401,918
3.88%, 08/21/42	788	521,896
4.13%, 03/04/43	671	458,750
4.88%, 11/15/43	663	509,725
4.25%, 11/10/44	1,150	797,455
Reynolds American, Inc.
5.70%, 08/15/35	1,193	1,007,793
6.15%, 09/15/43	497	402,431
5.85%, 08/15/45	1,950	1,531,358

		21,558,844

Transportation Infrastructure — 0.7%
FedEx Corp.
4.90%, 01/15/34(a)	150	136,536
3.90%, 02/01/35	423	345,047
3.25%, 05/15/41	708	469,564
3.88%, 08/01/42	500	358,328
4.10%, 04/15/43	500	361,521
5.10%, 01/15/44	650	538,514
4.10%, 02/01/45	500	356,024
4.75%, 11/15/45	1,246	984,778
4.55%, 04/01/46	1,220	934,573
4.40%, 01/15/47	763	567,423
4.05%, 02/15/48	1,013	713,937
4.95%, 10/17/48	829	672,466
5.25%, 05/15/50(a)	879	743,162
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	804	639,844
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,298,069
5.20%, 04/01/40	829	794,245
4.88%, 11/15/40	400	368,334
3.63%, 10/01/42	163	127,273
3.40%, 11/15/46	142	101,695
3.75%, 11/15/47(a)	963	744,216
4.25%, 03/15/49	829	688,657

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
3.40%, 09/01/49	$575	$416,504
5.30%, 04/01/50	1,129	1,104,838

		13,465,548

Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	839,506
4.30%, 12/01/42	500	403,292
4.30%, 09/01/45	163	127,992
4.00%, 12/01/46	800	596,475
3.75%, 09/01/47	413	299,227
4.15%, 06/01/49	413	318,135
3.45%, 05/01/50	600	409,084
3.25%, 06/01/51	745	490,151
Essential Utilities, Inc.
4.28%, 05/01/49	400	296,281
3.35%, 04/15/50	829	519,750
5.30%, 05/01/52	279	243,683

		4,543,576

Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
6.38%, 03/01/35	900	903,262
6.13%, 11/15/37	300	287,775
6.13%, 03/30/40	1,800	1,716,786
4.38%, 07/16/42	971	753,710
4.38%, 04/22/49(a)	978	762,107
Crown Castle, Inc., 4.15%, 07/01/50(a)	500	356,584
Orange SA
5.38%, 01/13/42	812	736,477
5.50%, 02/06/44	750	691,275
Rogers Communications, Inc.
7.50%, 08/15/38	200	217,119
4.50%, 03/15/42(d)	726	575,405
5.45%, 10/01/43	500	430,889
5.00%, 03/15/44(a)	1,013	819,722
4.30%, 02/15/48	1,036	755,455
4.35%, 05/01/49	1,036	760,648
3.70%, 11/15/49(a)	979	639,606
4.55%, 03/15/52(d)	1,910	1,475,582
T-Mobile USA, Inc.
4.38%, 04/15/40	2,036	1,657,976
3.00%, 02/15/41	2,559	1,720,899
4.50%, 04/15/50(a)	2,200	1,743,045
3.30%, 02/15/51	3,100	1,988,773
3.40%, 10/15/52(a)	2,859	1,848,953
5.65%, 01/15/53	1,100	1,014,458
3.60%, 11/15/60	1,176	756,657
5.80%, 09/15/62	650	596,725
Vodafone Group PLC
6.25%, 11/30/32	400	395,186
6.15%, 02/27/37	1,463	1,377,334
5.00%, 05/30/38	863	732,789
4.38%, 02/19/43	1,187	889,001
5.25%, 05/30/48	2,876	2,351,549
4.88%, 06/19/49	1,493	1,155,350

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.25%, 09/17/50	$1,285	$905,110
5.13%, 06/19/59	496	382,708

		31,398,915

Total Corporate Bonds — 87.0% (Cost: $2,148,027,767)		1,674,422,711

Foreign Agency Obligations

Chile — 0.5%
Chile Government International Bond
2.55%, 07/27/33	2,210	1,643,135
3.50%, 01/31/34	1,300	1,047,150
3.10%, 05/07/41	2,500	1,647,500
4.34%, 03/07/42	1,900	1,463,950
3.86%, 06/21/47(a)	1,300	925,275
3.50%, 01/25/50	1,578	1,035,859
4.00%, 01/31/52	1,310	924,860
3.10%, 01/22/61	1,932	1,077,452
3.25%, 09/21/71	708	389,400

		10,154,581

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	966	962,257

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,291,333
5.35%, 02/11/49	900	789,849
3.70%, 10/30/49	1,000	695,110
3.50%, 02/14/50	478	321,395
4.20%, 10/15/50	1,478	1,104,968
3.05%, 03/12/51	1,589	1,009,190
4.30%, 03/31/52	750	568,207
5.45%, 09/20/52(a)	575	516,126
3.20%, 09/23/61	478	292,828
4.45%, 04/15/70	750	558,832
3.35%, 03/12/71	750	450,083

		7,597,921

Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,372,808
4.13%, 01/17/48	778	618,656
3.88%, 07/03/50(a)	1,778	1,344,390
4.50%, 04/03/2120	850	640,847
State of Israel, 3.38%, 01/15/50	1,778	1,226,598

		5,203,299

Italy — 0.2%
Republic of Italy Government International Bond
5.38%, 06/15/33	1,670	1,548,858
4.00%, 10/17/49	2,283	1,512,072
3.88%, 05/06/51	2,178	1,388,064

		4,448,994

Mexico — 1.4%
Mexico Government International Bond
7.50%, 04/08/33	600	644,625
4.88%, 05/19/33	1,000	882,500
3.50%, 02/12/34	4,150	3,170,600
6.75%, 09/27/34(a)	1,497	1,498,216

74	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Mexico Government International Bond (continued)
6.05%, 01/11/40	$2,406	$2,214,723
4.28%, 08/14/41	2,782	2,018,341
4.75%, 03/08/44	3,272	2,483,243
5.55%, 01/21/45	2,315	1,960,950
4.60%, 01/23/46	2,082	1,519,600
4.35%, 01/15/47	1,445	1,010,416
4.60%, 02/10/48	2,260	1,630,449
4.50%, 01/31/50(a)	1,827	1,298,654
5.00%, 04/27/51	2,110	1,598,721
4.40%, 02/12/52	2,500	1,711,250
3.77%, 05/24/61	2,810	1,636,474
5.75%, 10/12/2110	2,312	1,759,721

		27,038,483

Panama — 0.5%
Panama Government International Bond
3.30%, 01/19/33	500	381,500
6.70%, 01/26/36	1,938	1,885,068
4.50%, 05/15/47(a)	1,150	794,794
4.50%, 04/16/50	2,268	1,534,869
4.30%, 04/29/53	1,578	1,021,558
4.50%, 04/01/56	1,808	1,186,839
3.87%, 07/23/60	2,903	1,666,322
4.50%, 01/19/63	1,500	954,000

		9,424,950

Peru — 0.6%
Peruvian Government International Bond
1.86%, 12/01/32	900	621,450
8.75%, 11/21/33	1,414	1,666,576
3.00%, 01/15/34	2,187	1,628,221
6.55%, 03/14/37	1,413	1,407,966
3.30%, 03/11/41	1,659	1,116,507
5.63%, 11/18/50(a)	2,110	1,926,430
3.55%, 03/10/51(a)	1,325	865,225
2.78%, 12/01/60	1,686	887,047
3.60%, 01/15/72	925	542,513
3.23%, 07/28/2121	913	480,352

		11,142,287

Philippines — 0.6%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,793,942
5.00%, 01/13/37	1,128	1,020,964
3.95%, 01/20/40	1,850	1,415,453
3.70%, 03/01/41	1,926	1,435,082
3.70%, 02/02/42	2,903	2,155,797
2.95%, 05/05/45	478	307,168
2.65%, 12/10/45	1,310	791,057
3.20%, 07/06/46	1,910	1,248,873
4.20%, 03/29/47	900	698,512
Republic of Philippines, 5.95%, 10/13/47	700	684,327

		11,551,175

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	311,088
Korea International Bond
4.13%, 06/10/44(a)	600	532,758
3.88%, 09/20/48	1,145	958,437

		1,802,283

Security	Par (000)	Value

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	$750	$781,765
Inter-American Development Bank
3.20%, 08/07/42	620	501,499
4.38%, 01/24/44	225	213,680
International Bank for Reconstruction & Development, 4.75%, 02/15/35	413	427,046

		1,923,990

Uruguay — 0.4%
Republica Orient Uruguay, 5.75%, 10/28/34	700	710,500
Uruguay Government International Bond
7.63%, 03/21/36(a)	1,050	1,236,244
4.13%, 11/20/45(a)	800	673,150
5.10%, 06/18/50	3,516	3,146,380
4.98%, 04/20/55	2,324	2,020,137

		7,786,411

Total Foreign Agency Obligations — 5.1% (Cost: $127,389,409)		99,036,631

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	851,463

California — 1.7%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	658,358
Series S-1, 6.92%, 04/01/40	500	557,564
Series S-1, 7.04%, 04/01/50(a)	25	29,086
Series S-3, 6.91%, 10/01/50	1,540	1,771,679
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	527,114
California State University, RB, Series E, 2.90%, 11/01/51	125	79,286
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	541,042
Series B, 2.72%, 11/01/52	25	14,667
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	540	427,483
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	28,583
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Series A, 3.30%, 11/01/39	140	105,504
Series E, 2.83%, 11/01/41	395	265,809
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	25	25,997
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	131,119
Series A, (AGM), 3.92%, 01/15/53	110	75,817
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	988,347
Class B, (SAP), 3.00%, 06/01/46	100	89,916
Series S-1, 3.71%, 06/01/41	210	151,436
Series S-1, 4.21%, 06/01/50	210	139,868

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA, GO, BAB, 6.75%, 08/01/49	$1,315	$1,526,472
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, BAB, 5.74%, 06/01/39	25	25,523
Los Angeles County Public Works Financing Authority, Refunding RB, 7.62%, 08/01/40	25	29,825
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	125	127,937
6.57%, 07/01/45	1,300	1,444,340
Los Angeles Unified School District/CA, GO, BAB
Series KR, 5.75%, 07/01/34	690	697,875
Series RY, 6.76%, 07/01/34	1,775	1,918,496
Regents of the University of California Medical
Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	175,113
Series N, 3.71%, 05/15/2120	1,400	801,632
Series Q, 4.56%, 05/15/53	1,135	919,971
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	59,892
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	533,367
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	195,020
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	113	81,781
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,093,093
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	155,673
State of California, GO, BAB
7.50%, 04/01/34	520	604,426
7.55%, 04/01/39	1,965	2,332,758
7.30%, 10/01/39(a)	3,390	3,874,380
7.35%, 11/01/39	1,270	1,450,717
7.63%, 03/01/40	3,480	4,127,962
7.60%, 11/01/40	1,525	1,833,950
State of California, Refunding GO
4.50%, 04/01/33	125	117,507
4.60%, 04/01/38	100	89,070
University of California, RB
Series AD, 4.86%, 05/15/2112	225	173,416
Series AQ, 4.77%, 05/15/2115	333	252,162
University of California, RB, BAB
5.77%, 05/15/43	115	116,291
5.95%, 05/15/45	400	411,804

		31,779,128

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	25,942

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(a)	530	420,815

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	$95	$63,207
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,149,449
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	29,170

		1,662,641

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	447,410
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	61,709

		509,119

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	110,102
Municipal Electric Authority of Georgia, Refunding RB
6.64%, 04/01/57	1,027	1,031,597
6.66%, 04/01/57	833	850,869

		1,992,568

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	16,227

Illinois — 0.6%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	100	83,004
Series C, Senior Lien, 4.57%, 01/01/54	100	82,109
Chicago O’Hare International Airport, Refunding ARB, Series B, 6.40%, 01/01/40	155	166,906
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	430	463,202
Series B, 6.90%, 12/01/40	1,175	1,277,184
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	353,716
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	163	169,437
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	695,527
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	1,030	730,651
State of Illinois, GO, 5.10%, 06/01/33	7,805	7,256,293
State of Illinois, GO, BAB, 7.35%, 07/01/35	320	328,197

		11,606,226

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	55	37,773

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	90	56,610

76	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	$1,460	$1,326,939
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	150	105,949

		1,432,888

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	16,275
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	806,914
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	820	554,790
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	470	479,049
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	41,535
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	110	75,205

		1,973,768

Michigan — 0.4%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	70,942
3.38%, 12/01/40	1,555	1,157,130
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	155	104,584
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	165,869
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	39,753
Series A, 4.45%, 04/01/2122(a)	1,547	1,153,766
Series B, 2.44%, 04/01/40	475	319,659
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	5,000	3,993,835

		7,005,538

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	118	93,793

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	350	247,348
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	105,201

		352,549

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	85,746

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	401,048

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,047,195
New Jersey Transportation Trust Fund Authority, Refunding RB 4.08%, 06/15/39	125	97,404

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
4.13%, 06/15/42	$865	$652,508
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	706,239
Series F, 7.41%, 01/01/40	1,505	1,765,549
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	299,439
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	248,320

		4,816,654

New York — 1.0%
City of New York, GO, 5.26%, 10/01/52(a)	330	314,886
City of New York, GO, BAB
5.52%, 10/01/37	400	392,886
Series F-1, 6.27%, 12/01/37	215	225,752
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	1,837,860
7.34%, 11/15/39	400	465,047
6.81%, 11/15/40	320	325,266
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	125	102,846
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	2,825	2,815,112
5.95%, 06/15/42	55	56,754
New York City Municipal Water Finance Authority,
Refunding RB
5.72%, 06/15/42	215	217,179
6.01%, 06/15/42	490	505,155
5.44%, 06/15/43	125	119,401
5.88%, 06/15/44	25	25,585
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	25,305
5.57%, 11/01/38	520	513,307
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,082,793
Series F, 5.63%, 03/15/39	350	350,605
New York State Dormitory Authority, Refunding RB, Series F, 3.11%, 02/15/39	1,030	758,726
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	314,024
Series M, 3.50%, 01/01/42	95	69,623
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	400	350,708
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,142,692
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,043,093
3.18%, 07/15/60	270	161,872
215th Series, 3.29%, 08/01/69	125	76,033
Consolidated, 192nd Series, 4.81%, 10/15/65	125	107,151
Series 20, 4.23%, 10/15/57	1,070	837,370
Port Authority of New York & New Jersey, RB
181st Series, 4.96%, 08/01/46	110	99,530
182nd Series, 5.31%, 08/01/46	25	23,369
Consolidated, 165th Series, 5.65%,11/01/40	1,025	1,021,013

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, RB (continued)
Consolidated, 168th Series, 4.93%, 10/01/51	$1,030	$930,293
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	1,876,875

		18,188,111

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	39,257

Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	622,770
Series B, 8.08%, 02/15/50	400	496,848
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	1,013,893
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	290,594
Series B, 4.53%, 01/01/35	280	257,739
Ohio State University, RB, Series A, 3.80%, 12/01/46	1,515	1,168,918
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	660	614,767
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	155	106,023
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	25	24,468

		4,596,020

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.71%, 05/01/52	115	100,436
Class A2, 4.62%, 06/01/44	580	516,666
Series A-3, 5.09%, 02/01/52	265	240,296

		857,398

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	72,946
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	57,203

		130,149

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	76,807
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,040,125
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	273,477
Series D, 2.84%, 09/01/50	95	60,257
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	588,261
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	65,268

		2,104,195

Security	Par (000)	Value

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	$26	$25,615

Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,332,709
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	161,483
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	125	127,020
5.81%, 02/01/41	155	156,207
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	215	140,138
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	455	423,441
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	281,659
Dallas Fort Worth International Airport, ARB, Series A, 4.51%, 11/01/51	190	157,845
Dallas Fort Worth International Airport, RB, Series A, 4.09%, 11/01/51	1,300	1,016,408
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	96,088
Series A, 3.14%, 11/01/45	190	132,107
Series C, 3.09%, 11/01/40	1,065	762,434
Series C, 2.92%, 11/01/50	720	474,643
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	569,443
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	2,160	2,411,672
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	636,018
State of Texas, GO, Class A, 4.68%, 04/01/40	1,500	1,381,162
State of Texas, GO, BAB, 5.52%, 04/01/39	945	952,905
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	345	247,566
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	400	352,477
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	493,472

		13,306,897

Virginia — 0.0%
University of Virginia, Refunding RB 2.26%, 09/01/50	500	279,338
Series A, 3.23%, 09/01/2119(a)	55	30,021
Series U, 2.58%, 11/01/51	215	127,498

		436,857

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	125	120,172

78	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	$490	$416,582

Total Municipal Bonds — 5.5% (Cost: $129,135,766)		104,920,934

Preferred Securities

Capital Trust — 0.1%

Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,153,525

Total Preferred Securities — 0.1% (Cost: $1,300,681)		1,153,525

Total Long-Term Investments — 97.7% (Cost: $2,406,143,623)		1,879,790,932

	Shares

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	104,946,349	104,925,359

Total Short-Term Securities — 5.4% (Cost: $104,942,175)		104,925,359

Total Investments — 103.1% (Cost: $2,511,085,798)		1,984,716,291
Liabilities in Excess of Other Assets — (3.1)%		(60,348,943)

Net Assets — 100.0%		$1,924,367,348

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$104,947,591	(b)	$—	$(5,416)	$(16,816)	$104,925,359	104,946,349	$288,702	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$257,131	$—	$257,131
Corporate Bonds	—	1,674,422,711	—	1,674,422,711
Foreign Agency Obligations	—	99,036,631	—	99,036,631
Municipal Bonds	—	104,920,934	—	104,920,934
Preferred Securities
Capital Trust	—	1,153,525	—	1,153,525
Short-Term Securities
Money Market Funds	104,925,359	—	—	104,925,359

	$104,925,359	$1,879,790,932	$—	$1,984,716,291

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.2%
Fannie Mae, 5.63%, 07/15/37	$4,000	$4,337,573
Federal Home Loan Bank, 5.50%, 07/15/36	9,730	10,295,191
Tennessee Valley Authority
5.88%, 04/01/36	6,741	7,300,026
3.50%, 12/15/42	66	51,929

		21,984,719

Total U.S. Government Sponsored Agency Securities — 1.2% (Cost: $26,064,256)		21,984,719

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 08/15/39(a)	19,166	19,772,965
4.75%, 02/15/37 - 02/15/41	37,228	39,525,713
5.00%, 05/15/37	28,315	30,764,911
4.38%, 02/15/38 - 05/15/41	17,270	17,404,327
3.50%, 02/15/39	9,761	8,861,920
4.25%, 05/15/39 - 11/15/40(a)	20,025	19,880,854
4.63%, 02/15/40	13,475	14,007,157
1.13%, 05/15/40 - 08/15/40(a)	72,255	42,992,266
3.88%, 08/15/40	3,203	3,009,194
1.38%, 11/15/40 - 08/15/50	99,789	54,602,349
1.88%, 02/15/41 - 11/15/51(a)	242,985	156,402,103
2.25%, 05/15/41 - 02/15/52(a)	339,478	237,051,132
1.75%, 08/15/41(a)	34,909	22,783,577
3.75%, 08/15/41 - 11/15/43	47,466	42,964,382
2.00%, 11/15/41 - 08/15/51(a)	180,541	115,271,765
3.13%, 11/15/41 - 05/15/48	56,536	46,410,239
2.38%, 02/15/42 - 05/15/51	67,460	47,383,843
3.00%, 05/15/42 - 08/15/52	310,892	246,512,906
3.25%, 05/15/42	16,347	13,820,878
2.75%, 08/15/42 - 11/15/47(a)	159,338	121,312,034

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$40,777	$35,060,727
2.88%, 05/15/43 - 05/15/52	120,608	93,605,996
3.63%, 08/15/43 - 02/15/44	15,356	13,580,574
2.50%, 02/15/45 - 05/15/46(a)	275,030	197,180,365
1.25%, 05/15/50	23,928	12,329,463
1.63%, 11/15/50(a)	264,769	151,414,772

Total U.S. Treasury Obligations — 96.9% (Cost: $2,324,643,799)		1,803,906,412

Total Long-Term Investments — 98.1% (Cost: $2,350,708,055)		1,825,891,131

	Shares

Short-Term Securities

Money Market Funds — 35.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(b)(c)(d)	668,045,139	667,911,530

Total Short-Term Securities — 35.9% (Cost: $668,033,033)		667,911,530

Total Investments — 134.0% (Cost: $3,018,741,088)		2,493,802,661
Liabilities in Excess of Other Assets — (34.0)%		(633,279,025)

Net Assets — 100.0%		$1,860,523,636

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22(	a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$668,069,141	(b)	$—	$(36,108)	$(121,503)	$667,911,530	668,045,139	$355,625	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	41	12/20/22	$5,257	$(831,571)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$831,571	$—	$831,571

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(539,861)	$—	$(539,861)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(831,571)	$—	$(831,571)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,885,984

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$21,984,719	$—	$21,984,719
U.S. Treasury Obligations	—	1,803,906,412	—	1,803,906,412
Short-Term Securities
Money Market Funds	667,911,530	—	—	667,911,530

	$667,911,530	$1,825,891,131	$—	$2,493,802,661

82	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(831,571)	$—	$—	$(831,571)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments October 31, 2022	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,508,591
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	7,973,396
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	4,166	3,896,073
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	1,554	1,493,584
Series 2021-1, Class A4, 0.53%, 10/15/26	852	783,376
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,962	1,887,784
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	4,150	3,983,710
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	604,685
Series 2022-B, Class A4, 3.80%, 08/15/28	450	433,758
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 02/16/27	790	770,707
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,112	2,962,917
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,871,387
Series 2022-B, Class A3, 2.93%, 09/15/26	10,000	9,602,445
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,214,048

Total Asset-Backed Securities — 1.1% (Cost: $44,007,993)		41,986,461

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 3.3%
Bank
Class A5, 2.85%, 10/17/52	4,564	3,815,344
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,459,364
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,546,121
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,744,042
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,333,038
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,105,631
Benchmark Mortgage Trust
Class A4, 3.72%, 03/15/62	2,654	2,364,966
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,294,543
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	2,890,582
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	5,967,801
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,259,194
Series 2020-B19, Class B, 2.35%, 09/15/53	937	669,945
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,269,303
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,512,168
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,128,294
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	620	607,633
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	395,993
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,173,889
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,674,309
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	744,865
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,108,326
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,713,817
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,077	1,057,909
Series 2013-CR9, Class A4, 4.27%, 07/10/45(a)	2,047	2,029,912
Series 2014-CR20, Class A3, 3.33%, 11/10/47	3,429	3,260,346

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	$413	$402,204
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,184,156
Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	581,298
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	783,895
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,666,993
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	2,998,460
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,599,283
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class A2, 2.92%, 06/25/54	2,000	1,690,853
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,283,260
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,601,575
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	466,826
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,778,840
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	1,160	1,123,029
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	158,522
Series 2014-C22, Class A4, 3.80%, 09/15/47	225	216,387
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,620	1,524,401
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,620,958
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,476,424
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46(a)	2,073	2,033,981
Series 2014-C16, Class A4, 3.60%, 06/15/47	2,770	2,689,797
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	586,003
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,226,276
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	914,571
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,269,458
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	423,338
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	531,011
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	867	842,881
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,170,857
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,784,859
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	2,887,202
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,059,692
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,791,699

Total Non-Agency Mortgage-Backed Securities — 3.3% (Cost: $149,184,540)		128,496,324

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 95.9%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	210	202,518
Series 2016-M5, Class A2, 2.47%, 04/25/26	5,071	4,677,898
Series 2016-M6, Class A2, 2.49%, 05/25/26	5,134	4,738,285
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	3,103	2,881,548
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,294,840
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	7,315	6,587,953
Series 2019-M22, Class A2, 2.52%, 08/25/29	4,005	3,496,840

84	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2022	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2020-M46, Class A2, 1.32%, 05/25/30	$4,549	$3,639,622
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	1,938,794
Series 2022-M21, Class A2, 1.60%, 04/25/31(a)	3,536	2,770,811
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47 - 02/01/52	10,078	8,637,158
4.00%, 02/01/47 - 02/01/57	13,398	12,283,744
3.50%, 08/01/49 - 11/01/51	9,200	8,246,053
(12 mo. LIBOR US + 1.53%), 3.17%, 05/01/43(a)	53	52,834
(12 mo. LIBOR US + 1.54%), 3.38%, 06/01/43(a)	64	64,191
(12 mo. LIBOR US + 1.70%), 3.95%, 08/01/42(a)	13	13,523
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(a)	4	4,219
(12 mo. LIBOR US + 1.83%), 2.14%, 11/01/40(a)	3	2,753
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	8	8,347
3.00%, 03/01/27 - 10/01/47	38,876	34,229,752
2.50%, 07/01/28 - 01/01/33	9,791	9,095,777
3.50%, 03/01/32 - 06/01/49	38,083	34,484,657
5.00%, 04/01/33 - 04/01/49	1,761	1,737,258
4.00%, 05/01/33 - 01/01/49	13,111	12,235,653
5.50%, 06/01/35 - 01/01/39	56	58,189
4.50%, 06/01/38 - 01/01/49	5,459	5,242,975
2.00%, 04/01/52	1,394	1,101,410
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(a)	1	1,024
(12 mo. LIBOR US + 1.73%), 3.54%, 08/01/41(a)	3	3,326
(12 mo. LIBOR US + 1.82%), 3.18%, 09/01/40(a)	7	6,539
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K026, Class A2, 2.51%, 11/25/22	16	15,723
Series K037, Class A2, 3.49%, 01/25/24	2,241	2,200,893
Series K041, Class A2, 3.17%, 10/25/24	6,225	6,015,422
Series K052, Class A2, 3.15%, 11/25/25	620	590,095
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	3,929,970
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,704,093
Series K067, Class A1, 2.90%, 03/25/27	2,507	2,403,782
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,585,458
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	7,902,845
Series K088, Class A2, 3.69%, 01/25/29	413	387,266
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,246,039
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,046,886
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,726,695
Series K111, Class A2, 1.35%, 05/25/30	829	644,611
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,483,961
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,337,243
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,066,233
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	2,838,605
Series K727, Class A2, 2.95%, 07/25/24	3,594	3,479,762
Series K730, Class A2, 3.59%, 01/25/25(a)	7,462	7,252,763
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,492,640
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	4	3,976
5.50%, 12/15/32 - 11/21/52(b)	6,180	6,154,951
6.00%, 03/15/35 - 10/20/38	63	65,839
6.50%, 09/15/36	48	49,004
4.50%, 07/15/39 - 11/21/52(b)	39,549	37,665,732
5.00%, 11/15/39 - 11/21/52(b)	28,205	27,527,774
4.00%, 03/15/41 - 11/21/52(b)	70,401	65,371,847
3.50%, 09/20/42 - 11/21/52(b)	126,456	114,509,509
3.00%, 01/20/43 - 11/21/52(b)	169,332	148,721,987
2.50%, 05/20/45 - 11/21/52(b)	226,371	192,002,897

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
2.00%, 07/20/50 - 11/21/52(b)	$219,299	$180,830,122
1.50%, 10/20/51	839	657,489
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 11/14/52(b)	139,500	131,378,035
4.00%, 10/01/25 - 11/14/52(b)	207,860	191,403,941
3.50%, 02/01/26 - 11/14/52(b)	263,407	235,552,655
3.00%, 01/01/27 - 11/14/52(b)	411,099	357,526,099
2.50%, 09/01/28 - 07/01/52(b)	761,799	635,767,708
7.00%, 02/01/32	8	8,241
6.50%, 07/01/32	38	39,887
5.00%, 11/01/33 - 11/14/52(b)	60,029	58,027,853
6.00%, 03/01/34 - 02/01/49	1,370	1,427,414
2.00%, 12/01/35 - 11/14/52(b)	1,168,177	950,046,597
1.50%, 03/01/36 - 11/01/51	137,788	109,113,620
5.50%, 04/01/36 - 11/14/52(b)	28,923	28,586,673

		3,710,529,326

Total U.S. Government Sponsored Agency Securities — 95.9% (Cost: $4,258,143,989)		3,710,529,326

Total Long-Term Investments — 100.3% (Cost: $4,451,336,522)		3,881,012,111

	Shares

Short-Term Securities

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	629,379,239	629,253,363

Total Short-Term Securities — 16.3% (Cost: $629,366,029)		629,253,363

Total Investments Before TBA Sale Commitments — 116.6% (Cost: $5,080,702,551)		4,510,265,474

	Par (000)

TBA Sale Commitments(b)

Mortgage-Backed Securities — (1.3)%
Ginnie Mae Mortgage-Backed Securities, 2.00%, 11/21/52	$(19,100)	(15,685,875)
Uniform Mortgage-Backed Securities
2.00%, 11/14/52	(8,200)	(6,460,063)
2.50%, 11/10/51	(14,950)	(12,233,408)
3.00%, 11/14/52	(9,925)	(8,433,924)
3.50%, 11/14/52	(10,025)	(8,810,148)

Total TBA Sale Commitments — (1.3)% (Proceeds: $(51,376,370))		(51,623,418)

Total Investments, Net of TBA Sale Commitments — 115.3% (Cost: $5,029,326,181)		4,458,642,056
Liabilities in Excess of Other Assets — (15.3)%		(590,928,150)

Net Assets — 100.0%		$3,867,713,906

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2022	iShares U.S. Securitized Bond Index Fund

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$629,358,332	(b)	$—	$7,697	$(112,666)	$629,253,363	629,379,239	$6,810,656	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$41,986,461	$—	$41,986,461
Non-Agency Mortgage-Backed Securities	—	128,496,324	—	128,496,324
U.S. Government Sponsored Agency Securities	—	3,710,529,326	—	3,710,529,326
Short-Term Securities
Money Market Funds	629,253,363	—	—	629,253,363
Liabilities
Investments
TBA Sale Commitments	—	(51,623,418)	—	(51,623,418)

	$629,253,363	$3,829,388,693	$—	$4,458,642,056

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,728,043,454	$3,415,745,407	$1,879,790,932	$1,825,891,131
Investments, at value — affiliated(c)	150,880,559	1,242,799,616	104,925,359	667,911,530
Cash pledged for futures contracts	—	—	—	785,364
Receivables:
Investments sold	2,040,542	61,532,245	1,615,441	—
Securities lending income — affiliated	23,889	147,674	24,143	67,518
Capital shares sold	7,898,855	5,951,699	56,254,825	143,194,804
Dividends — affiliated	106,497	49,425	54,828	33,858
Interest — unaffiliated	14,204,413	17,972,816	27,255,925	21,154,057
From the Administrator	9,960	16,770	20,750	23,930
Principal paydowns	10,018	—	—	—

Total assets	1,903,218,187	4,744,215,652	2,069,942,203	2,659,062,192

LIABILITIES
Bank overdraft	4,836	5,124	—	—
Collateral on securities loaned	101,579,419	1,220,584,417	87,367,195	656,034,785
Payables:
Investments purchased	31,499,186	60,626,033	58,170,473	141,930,325
Trustees’ and Officer’s fees	4,230	6,729	8,288	10,047
Professional fees	28,899	28,899	28,899	28,899
Variation margin on futures contracts	—	—	—	534,500

Total liabilities	133,116,570	1,281,251,202	145,574,855	798,538,556

NET ASSETS	$1,770,101,617	$3,462,964,450	$1,924,367,348	$1,860,523,636

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$2,058,019,185	$3,872,444,984	$2,474,885,107	$2,395,936,572
Accumulated loss	(287,917,568)	(409,480,534)	(550,517,759)	(535,412,936)

NET ASSETS	$1,770,101,617	$3,462,964,450	$1,924,367,348	$1,860,523,636

Net asset value	$9.43	$9.51	$8.53	$8.18

(a) Investments, at cost — unaffiliated	$1,947,175,749	$3,769,624,566	$2,406,143,623	$2,350,708,055
(b) Securities loaned, at value	$98,425,093	$1,176,028,404	$83,933,782	$631,062,894
(c) Investments, at cost — affiliated	$150,902,676	$1,242,988,872	$104,942,175	$668,033,033
(d) Shares outstanding	187,787,753	364,055,425	225,594,868	227,559,119
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Assets and Liabilities   (continued)

October 31, 2022

iShares U.S. Securitized Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)	$3,881,012,111
Investments, at value — affiliated(b)	629,253,363
Receivables:
Investments sold	11,409,036
TBA sale commitments(c)	51,376,370
Capital shares sold	65,151,420
Dividends — affiliated	1,658,002
Interest — unaffiliated	9,134,606
From the Administrator	29,121
Principal paydowns	19,229

Total assets	4,649,043,258

LIABILITIES
TBA sale commitments, at value	51,623,418
Payables:
Investments purchased	729,664,495
Trustees’ and Officer’s fees	12,541
Professional fees	28,898

Total liabilities	781,329,352

NET ASSETS	$3,867,713,906

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$4,491,728,943
Accumulated loss	(624,015,037)

NET ASSETS	$3,867,713,906

Net asset value	$9.12

(a) Investments, at cost — unaffiliated	$4,451,336,522
(b) Investments, at cost — affiliated	$629,366,029
(c) Proceeds from TBA sale commitments	$51,376,370
(d) Shares outstanding	423,944,102
(e) Shares authorized	Unlimited
(f) Par value	$0.001

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Period Ended October 31, 2022

	iShares U.S. Intermediate Credit Bond Index Fund(a)	iShares U.S. Intermediate Government Bond Index Fund(a)	iShares U.S. Long Credit Bond Index Fund(a)	iShares U.S. Long Government Bond Index Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$518,142	$198,266	$231,247	$198,356
Interest — unaffiliated	22,573,219	27,031,517	42,197,977	25,145,483
Securities lending income — affiliated — net	58,602	391,621	57,455	157,269

Total investment income	23,149,963	27,621,404	42,486,679	25,501,108

EXPENSES
Administration	489,813	800,451	532,280	413,281
Investment advisory	489,813	800,451	532,280	413,281
Professional	28,899	28,899	28,899	28,899
Trustees and Officer	13,717	24,475	21,277	23,919

Total expenses	1,022,242	1,654,276	1,114,736	879,380
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,022,242)	(1,654,276)	(1,114,736)	(879,380)

Total expenses after fees waived and/or reimbursed	—	—	—	—

Net investment income	23,149,963	27,621,404	42,486,679	25,501,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(66,193,565)	(54,667,746)	(21,565,768)	(6,032,546)
Investments — affiliated	(9,375)	10,992	(5,416)	(36,108)
Futures contracts	—	—	—	(539,861)

	(66,202,940)	(54,656,754)	(21,571,184)	(6,608,515)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(35,372,472)	(126,600,307)	(315,059,570)	(352,629,140)
Investments — affiliated	(22,117)	(189,256)	(16,816)	(121,503)
Futures contracts	—	—	—	(831,571)

	(35,394,589)	(126,789,563)	(315,076,386)	(353,582,214)

Net realized and unrealized loss	(101,597,529)	(181,446,317)	(336,647,570)	(360,190,729)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,447,566)	$(153,824,913)	$(294,160,891)	$(334,689,621)

(a)	The Fund commenced operations on May 20, 2022.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Operations   (continued)

Period Ended October 31, 2022

iShares U.S. Securitized Bond Index Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$6,810,656
Interest — unaffiliated	37,940,345

Total investment income	44,751,001

EXPENSES
Administration	1,062,849
Investment advisory	1,062,849
Trustees and Officer	35,750
Professional	28,899

Total expenses	2,190,347
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,190,347)

Total expenses after fees waived and/or reimbursed	—

Net investment income	44,751,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(49,858,265)
Investments — affiliated	7,697

(49,850,568)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(311,726,054)
Investments — affiliated	(112,666)

(311,838,720)

Net realized and unrealized loss	(361,689,288)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(316,938,287)

(a)	The Fund commenced operations on May 20, 2022.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

	Period from 05/20/22 to 10/31/22 (a)	Period from 05/20/22 to 10/31/22 (a)	Period from 05/20/22 to 10/31/22 (a)	Period from 05/20/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,149,963	$27,621,404	$42,486,679	$25,501,108
Net realized loss	(66,202,940)	(54,656,754)	(21,571,184)	(6,608,515)
Net change in unrealized appreciation (depreciation)	(35,394,589)	(126,789,563)	(315,076,386)	(353,582,214)

Net decrease in net assets resulting from operations	(78,447,566)	(153,824,913)	(294,160,891)	(334,689,621)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(23,303,934)	(27,048,669)	(42,348,892)	(25,264,214)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,871,853,117	3,643,838,032	2,260,877,131	2,220,477,471

NET ASSETS
Total increase in net assets	1,770,101,617	3,462,964,450	1,924,367,348	1,860,523,636
Beginning of period	—	—	—	—

End of period	$1,770,101,617	$3,462,964,450	$1,924,367,348	$1,860,523,636

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

iShares U.S. Securitized Bond Index Fund

Period from 05/20/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,751,001
Net realized loss	(49,850,568)
Net change in unrealized appreciation (depreciation)	(311,838,720)

Net decrease in net assets resulting from operations	(316,938,287)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(47,023,066)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,231,675,259

NET ASSETS
Total increase in net assets	3,867,713,906
Beginning of period	—

End of period	$3,867,713,906

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares U.S. Intermediate Credit Bond Index Fund

	Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.12
Net realized and unrealized loss		(0.57)

Net decrease from investment operations		(0.45)

Distributions from net investment income(c)		(0.12)

Net asset value, end of period	$9.43

Total Return(d)
Based on net asset value	(4.49	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	2.84	%(g)

Supplemental Data
Net assets, end of period (000)	$1,770,102

Portfolio turnover rate	19	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares U.S. Intermediate Government Bond Index Fund

	Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.08
Net realized and unrealized loss		(0.50)

Net decrease from investment operations		(0.42)

Distributions from net investment income(c)		(0.07)

Net asset value, end of period	$9.51

Total Return(d)
Based on net asset value	(4.18	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	1.73	%(g)

Supplemental Data
Net assets, end of period (000)	$3,462,964

Portfolio turnover rate	16	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares U.S. Long Credit Bond Index Fund

	Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.20
Net realized and unrealized loss		(1.47)

Net decrease from investment operations		(1.27)

Distributions from net investment income(c)		(0.20)

Net asset value, end of period	$8.53

Total Return(d)
Based on net asset value	(12.84	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	4.79	%(g)

Supplemental Data
Net assets, end of period (000)	$1,924,367

Portfolio turnover rate	7	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares U.S. Long Government Bond Index Fund

	Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized loss		(1.82)

Net decrease from investment operations		(1.69)

Distributions from net investment income(c)		(0.13)

Net asset value, end of period	$8.18

Total Return(d)
Based on net asset value	(17.06	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$1,860,524

Portfolio turnover rate	5	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares U.S. Securitized Bond Index Fund

	Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized loss		(0.88)

Net decrease from investment operations		(0.77)

Distributions from net investment income(c)		(0.11)

Net asset value, end of period	$9.12

Total Return(d)
Based on net asset value	(7.71	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)

Total expenses after fees waived and/or reimbursed	—	%(g)

Net investment income	2.53	%(g)

Supplemental Data
Net assets, end of period (000)	$3,867,714

Portfolio turnover rate	150	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex. Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.

Investment operations for each Fund commenced on May 20, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a

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Notes to Financial Statements   (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements   (continued)

to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$10,068,151	$(10,068,151)	$—		$—
BMO Capital Markets Corp.	5,018,696	(5,018,696)	—		—
BNP Paribas SA	24,040,226	(24,040,226)	—		—
BofA Securities, Inc.	15,747,112	(15,747,112)	—		—
HSBC Securities (USA), Inc.	1,410,617	(1,410,617)	—		—
J.P. Morgan Securities LLC	29,418,059	(29,418,059)	—		—
Jefferies LLC	332,078	(332,078)	—		—
Nomura Securities International, Inc.	3,494,182	(3,494,182)	—		—
State Street Bank & Trust Co.	1,462,954	(1,462,954)	—		—
Wells Fargo Bank N.A.	767,328	(767,328)	—		—
Wells Fargo Securities LLC	6,665,690	(6,665,690)	—		—

	$98,425,093	$(98,425,093)	$—		$—

U.S. Intermediate Government Bond
Barclays Capital, Inc.	$46,437,687	$(46,437,687)	$—		$—
BNP Paribas SA	24,031,250	(24,031,250)	—		—

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Notes to Financial Statements   (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

U.S. Intermediate Government Bond (continued)
BofA Securities, Inc.	$232,982,306	$(232,982,306)	$—		$—
Citigroup Global Markets, Inc.	483,678,817	(483,678,817)	—		—
Credit Agricole Corporate & Investment Bank SA	73,898,756	(73,898,756)	—		—
HSBC Securities (USA), Inc.	141,066,301	(141,066,301)	—		—
J.P. Morgan Securities LLC	16,553,894	(16,553,894)	—		—
Morgan Stanley	157,269,656	(157,269,656)	—		—
Wells Fargo Securities LLC	109,737	(109,737)	—		—

	$1,176,028,404	$(1,176,028,404)	$—		$—

U.S. Long Credit Bond
Barclays Capital, Inc.	$13,854,888	$(13,854,888)	$—		$—
BMO Capital Markets Corp.	23,326	(23,326)	—		—
BNP Paribas SA	23,416,300	(23,416,300)	—		—
BofA Securities, Inc.	6,413,952	(6,413,952)	—		—
HSBC Securities (USA), Inc.	3,958,187	(3,958,187)	—		—
J.P. Morgan Securities LLC	27,589,865	(27,589,865)	—		—
Jefferies LLC	669,814	(669,814)	—		—
Scotia Capital (USA), Inc.	665,465	(665,465)	—		—
State Street Bank & Trust Co.	2,523,675	(2,523,675)	—		—
Wells Fargo Bank N.A.	1,428,537	(1,428,537)	—		—
Wells Fargo Securities LLC	3,389,773	(3,389,773)	—		—

	$83,933,782	$(83,933,782)	$—		$—

U.S. Long Government Bond
Barclays Capital, Inc.	$1,884,116	$(1,884,116)	$—		$—
BofA Securities, Inc.	93,098,065	(93,098,065)	—		—
Citigroup Global Markets, Inc.	390,041,691	(390,041,691)	—		—
HSBC Securities (USA), Inc.	16,135,238	(16,135,238)	—		—
Morgan Stanley	129,903,784	(129,903,784)	—		—

	$631,062,894	$(631,062,894)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements   (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees

U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2022, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$489,813
U.S. Intermediate Government Bond	800,451
U.S. Long Credit Bond	532,280
U.S. Long Government Bond	413,281
U.S. Securitized Bond	1,062,849

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Administration Fees

U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2022, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$489,813
U.S. Intermediate Government Bond	800,451
U.S. Long Credit Bond	532,280
U.S. Long Government Bond	413,281
U.S. Securitized Bond	1,062,849

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of each Fund, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the period ended October 31, 2022, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$42,616
U.S. Intermediate Government Bond	53,374
U.S. Long Credit Bond	50,176

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Notes to Financial Statements   (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Long Government Bond	$52,818
U.S. Securitized Bond	64,649

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended October 31, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

U.S. Intermediate Credit Bond	$18,175
U.S. Intermediate Government Bond	159,766
U.S. Long Credit Bond	17,351
U.S. Long Government Bond	66,617
U.S. Securitized Bond	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended October 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

U.S. Long Credit Bond	$—	$45,441	$(12,429)

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements   (continued)

7.	PURCHASES AND SALES

For the period ended October 31, 2022, purchases and sales of investments, including paydowns/payups, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

U.S. Intermediate Credit Bond	$—	$—	$335,855,835	$912,913,091
U.S. Intermediate Government Bond	551,590,999	1,140,871,537	—	17,234,674
U.S. Long Credit Bond	26,797,564	26,754,194	1,215,762,328	117,346,433
U.S. Long Government Bond	1,177,101,457	82,505,722	20,938,680	3,270,020
U.S. Securitized Bond	—	—	6,875,531,124	5,958,839,377

For the period ended October 31, 2022, purchases and sales related to in-kind transactions were as follows:

Fund Name	Purchases	Sales

U.S. Intermediate Credit Bond	$2,593,023,520	$—
U.S. Intermediate Government Bond	4,428,972,834	—
U.S. Long Credit Bond	1,330,141,956	—
U.S. Long Government Bond	1,243,078,665	—
U.S. Securitized Bond	3,533,811,822	—

8. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to book tax difference in the basis of assets were reclassified to the following accounts:

Fund Name	Paid-in Capital	Accumulated Earnings (Loss)

U.S. Intermediate Credit Bond	$2,418,474	$(2,418,474)
U.S. Intermediate Government Bond	4,232,062	(4,232,062)
U.S. Long Credit Bond	2,971,280	(2,971,280)
U.S. Long Government Bond	3,838,169	(3,838,169)
U.S. Securitized Bond	3,787,664	(3,787,664)

The tax character of distributions paid was as follows:

Fund Name	Period Ended 10/31/22

U.S. Intermediate Credit Bond Ordinary income	$23,303,934

U.S. Intermediate Government Bond Ordinary income	$27,048,669

U.S. Long Credit Bond Ordinary income	$42,348,892

U.S. Long Government Bond Ordinary income	$25,264,214

U.S. Securitized Bond Ordinary income	$47,023,066

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Notes to Financial Statements   (continued)

As of October 31, 2022, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

U.S. Intermediate Credit Bond	$—	$(67,255,386)	$(220,662,182)	$(287,917,568)
U.S. Intermediate Government Bond	10,343	(54,838,816)	(354,652,061)	(409,480,534)
U.S. Long Credit Bond	46,588	(17,156,831)	(533,407,516)	(550,517,759)
U.S. Long Government Bond	12,215	(7,671,716)	(527,753,435)	(535,412,936)
U.S. Securitized Bond	1,881,622	(52,197,371)	(573,699,288)	(624,015,037)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums on fixed income securities and the classification of investments.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Intermediate Credit Bond	$2,099,586,195	$628,552	$(221,290,734)	$(220,662,182)
U.S. Intermediate Government Bond	5,013,197,084	3,587	(354,655,648)	(354,652,061)
U.S. Long Credit Bond	2,518,123,807	44,325	(533,451,841)	(533,407,516)
U.S. Long Government Bond	3,021,556,096	—	(527,753,435)	(527,753,435)
U.S. Securitized Bond	5,083,717,714	672,592	(574,371,880)	(573,699,288)

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended October 31, 2022, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements   (continued)

municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact Certain Funds performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts

U.S. Intermediate Credit Bond
Shares sold	271,911,778	$2,718,174,088
Shares issued in reinvestment of distributions	2,392,662	23,304,023
Shares redeemed	(86,516,687)	(869,624,994)

	187,787,753	$1,871,853,117

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Notes to Financial Statements   (continued)

	Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts

U.S. Intermediate Government Bond
Shares sold	474,514,308	$4,743,912,073
Shares issued in reinvestment of distributions	2,769,160	27,048,669
Shares redeemed	(113,228,043)	(1,127,122,710)

	364,055,425	$3,643,838,032

	Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts

U.S. Long Credit Bond
Shares sold	237,144,897	$2,377,357,132
Shares issued in reinvestment of distributions	4,539,345	42,348,843
Shares redeemed	(16,089,374)	(158,828,844)

	225,594,868	$2,260,877,131

	Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts

U.S. Long Government Bond
Shares sold	234,116,473	$2,285,383,527
Shares issued in reinvestment of distributions	2,761,471	25,264,214
Shares redeemed	(9,318,825)	(90,170,270)

	227,559,119	$2,220,477,471

	Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts

U.S. Securitized Bond
Shares sold	437,111,769	$4,362,411,151
Shares issued in reinvestment of distributions	4,888,972	47,023,064
Shares redeemed	(18,056,639)	(177,758,956)

	423,944,102	$4,231,675,259

(a)	Commencement of operations.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock FundsSM and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting BlackRock FundsSM, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 20, 2022 (commencement of operations) to October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for period May 20, 2022 (commencement of operations) to October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Government Bond Index Fund

iShares U.S. Securitized Bond Index Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

Fund Name	Federal Obligation Interest

U.S. Intermediate Government Bond	$11,452,341
U.S. Long Government Bond	14,487,730
U.S. Securitized Bond	525,102

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

Fund Name	Interest Dividends

U.S. Intermediate Credit Bond	$23,303,934
U.S. Intermediate Government Bond	27,048,669
U.S. Long Credit Bond	42,348,892
U.S. Long Government Bond	25,264,214
U.S. Securitized Bond	47,023,066

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

Fund Name	Interest Related Dividends

U.S. Intermediate Credit Bond	$23,303,934
U.S. Intermediate Government Bond	27,048,669
U.S. Long Credit Bond	42,348,892
U.S. Long Government Bond	25,264,214
U.S. Securitized Bond	47,023,066

I M P O R T A N T T A X I N F O R M A T I O N	109

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on February 8-9, 2022 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares U.S. Intermediate Credit Bond Index Fund (“Intermediate Credit Bond Index Fund”), iShares U.S. Intermediate Government Bond Index Fund (“Intermediate Government Bond Index Fund”), iShares U.S. Long Credit Bond Index Fund (“Long Credit Bond Index Fund”), iShares U.S. Long Government Bond Index Fund (“Long Government Bond Index Fund”) and iShares U.S. Securitized Bond Index Fund (“Securitized Bond Index Fund” and, together with Intermediate Credit Bond Index Fund, Intermediate Government Bond Index Fund, Long Credit Bond Index Fund and Long Government Bond Index Fund, the “Funds”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board Members who are not “interested persons” of the Trust as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of the Fund as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Funds. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet each Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to each Fund. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will

110	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement   (continued)

provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because each Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that each of Intermediate Credit Bond Index Fund’s, Long Credit Bond Index Fund’s and Securitized Bond Index Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

The Board also noted that each of Intermediate Government Bond Index Fund’s and Long Government Bond Index Fund’s contractual management fee rate ranked second out of four funds, and that the estimated actual management fee rate and estimated total expense ratio each ranked first out of four funds relative to the pertinent Fund’s Expense Peers.

The Board noted that for each of the Funds the Manager has agreed to contractually waive the advisory fee and the administration fee payable by each Fund and will reimburse or provide offsetting credits to each Fund for independent expenses.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	111

Disclosure of Investment Advisory Agreement   (continued)

Conclusion

The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.

			28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)

Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021.

			28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)

Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.

			28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

			28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)

Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			28 RICs consisting of 164 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	113

Trustee and Officer Information   (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)

Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.

			28 RICs consisting of 164 Portfolios	Hertz Global Holdings (car rental); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016

Donald C. Opatrny 1952	Trustee (Since 2019)

Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.

			28 RICs consisting of 164 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2007)

General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.

			28 RICs consisting of 164 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

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Trustee and Officer Information   (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Kenneth L. Urish 1951	Trustee (Since 2007)

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.

			28 RICs consisting of 164 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)

Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.

			28 RICs consisting of 164 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	115

Trustee and Officer Information   (continued)

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)

Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.

			98 RICs consisting of 265 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 267 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

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Trustee and Officer Information   (continued)

Officers Who Are Not Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	117

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information   (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	119

Glossary of Terms Used in this Report

Currency Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

IO	Interest Only

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ISUSCGSB-10/22-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit bond Index Fund	$28,800	N/A	$0	$0	$12,000	N/A	$0	$0
iShares U.S. Intermediate Government Bond Index Fund	$28,800	N/A	$0	$0	$12,000	N/A	$0	$0
iShares U.S. Long Credit Bond Index Fund	$28,800	N/A	$0	$0	$12,000	N/A	$0	$0
iShares U.S. Long Government Bond Index Fund	$28,800	N/A	$0	$0	$12,000	N/A	$0	$0
iShares U.S. Securitized Bond Index Fund	$28,800	N/A	$0	$0	$12,000	N/A	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit bond Index Fund	$12,000	N/A
iShares U.S. Intermediate Government Bond Index Fund	$12,000	N/A
iShares U.S. Long Credit Bond Index Fund	$12,000	N/A
iShares U.S. Long Government Bond Index Fund	$12,000	N/A
iShares U.S. Securitized Bond Index Fund	$12,000	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 21, 2022